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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 6/30


Date of reporting period: 9/30/10


Item 1. Schedule of Investments.
--------------------------------------------------------------------------------
INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares                                                                                                           Value
-----------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.6 %
Aerospace and Defense -- 2.6%
                   27,600  Boeing Co.                                                                    $   1,836,504
                    5,600  General Dynamics Corp.                                                              351,736
                   66,200  Northrop Grumman Corp.                                                            4,013,706
                    5,600  Raytheon Co.                                                                        255,976
                   15,300  Rockwell Collins, Inc.                                                              891,225
                                                                                                             7,349,147
Aerospace and Defense - Equipment -- 0.5%
                    2,500  B.F. Goodrich Co.                                                                   184,325
                   17,100  United Technologies Corp.                                                         1,218,033
                                                                                                             1,402,358
Airlines -- 0.9%
                  191,100  Southwest Airlines Co.                                                            2,497,677
Appliances -- 0.5%
                   18,400  Whirlpool Corp.                                                                   1,489,664
Applications Software -- 2.6%
                    2,400  Citrix Systems, Inc.*                                                               163,776
                   19,800  Intuit, Inc.*                                                                       867,438
                  188,200  Microsoft Corp.                                                                   4,609,018
                    1,200  Red Hat, Inc.*                                                                       49,200
                   15,300  Salesforce.com, Inc.*                                                             1,710,540
                                                                                                             7,399,972
Athletic Footwear -- 0.1%
                    1,900  NIKE, Inc. - Class B                                                                152,266
Audio and Video Products -- 0.2%
                   19,200  Harman International Industries, Inc.*                                              641,472
Automotive - Medium and Heavy Duty Trucks -- 0.1%
                    3,600  PACCAR, Inc.                                                                        173,340
Automotive - Cars and Light Trucks -- 0.6%
                  141,000  Ford Motor Co.*                                                                   1,725,840
Beverages - Wine and Spirits -- 0.2%
                    8,600  Brown-Forman Corp. - Class B                                                        530,104
                    8,400  Constellation Brands, Inc. - Class A*                                               148,596
                                                                                                               678,700
Beverages -- Non-Alcoholic -- 1.2%
                   14,600  Coca-Cola Co.                                                                       854,392
                   17,600  Coca-Cola Enterprises, Inc.                                                         545,600
                   43,600  Dr. Pepper Snapple Group, Inc.                                                    1,548,672
                    6,844  PepsiCo, Inc.                                                                       454,715
                                                                                                             3,403,379
Broadcast Services and Programming -- 0.6%
                   14,200  Discovery Holding Co. - Class A*                                                    618,410
                   24,300  Scripps Networks Interactive, Inc. - Class A                                      1,156,194
                                                                                                             1,774,604
Building - Residential and Commercial -- 0%
                    7,400  Lennar Corp. - Class A                                                              113,812
Cable Television -- 2.5%
                    7,300  Comcast Corp. - Class A                                                             131,984
                  139,400  DIRECTV - Class A*                                                                5,803,222
                   19,700  Time Warner Cable, Inc. - Class A                                                 1,063,603
                                                                                                             6,998,809
Casino Hotels -- 0%
                      600  Wynn Resorts, Ltd.                                                                   52,062
Cellular Telecommunications -- 0%
                   28,400  Sprint Nextel Corp.*                                                                131,492
Chemicals - Diversified -- 0.1%
                    8,700  E.I. du Pont de Nemours & Co.                                                       388,194
Chemicals - Specialty -- 0.5%
                    7,600  Eastman Chemical Co.                                                                562,400
                    1,700  Ecolab, Inc.                                                                         86,258
                   13,900  International Flavors & Fragrances, Inc.                                            674,428
                                                                                                             1,323,086
Coal -- 0%
                    1,900  Massey Energy Co.                                                                    58,938
Coatings and Paint Products -- 1.0%
                   36,500  Sherwin-Williams Co.                                                              2,742,610
Commercial Banks -- 1.0%
                   18,800  BB&T Corp.                                                                          452,704
                   12,100  First Horizon National Corp.*                                                       138,061
                   10,300  M&T Bank Corp.                                                                      842,643
                  127,000  Regions Financial Corp.                                                             923,290
                   20,600  Zions Bancorporation                                                                440,016
                                                                                                             2,796,714
Commercial Services - Finance -- 0.7%
                   10,500  Equifax, Inc.                                                                       327,600
                   19,100  H&R Block, Inc.                                                                     247,345
                    1,200  MasterCard, Inc. - Class A                                                          268,800
                    9,800  Moody's Corp.                                                                       244,804
                   10,800  Visa, Inc. - Class A                                                                802,008
                                                                                                             1,890,557
Computer Services -- 4.2%
                  105,900  Cognizant Technology Solutions Corp.*                                             6,827,373
                   37,500  International Business Machines Corp.                                             5,030,250
                                                                                                            11,857,623
Computers -- 4.9%
                   45,800  Apple, Inc.*                                                                     12,995,750
                   16,700  Hewlett-Packard Co.                                                                 702,569
                                                                                                            13,698,319
Computers - Memory Devices -- 1.6%
                    2,900  EMC Corp.*                                                                           58,899
                   69,500  NetApp, Inc.*                                                                     3,460,405
                   12,500  SanDisk Corp.*                                                                      458,125
                   17,800  Western Digital Corp.*                                                              505,342
                                                                                                             4,482,771
Computers - Peripheral Equipment -- 0.4%
                   23,500  Lexmark International, Inc. - Class A*                                            1,048,570
Consumer Products - Miscellaneous -- 0.2%
                    3,900  Clorox Co.                                                                          260,364
                    3,500  Fortune Brands, Inc.                                                                172,305
                    2,600  Kimberly-Clark Corp.                                                                169,130
                                                                                                               601,799
Containers - Paper and Plastic -- 0.1%
                   11,800  Pactiv Corp.*                                                                       389,164
Cosmetics and Toiletries -- 3.8%
                    6,700  Avon Products, Inc.                                                                 215,137
                    5,700  Colgate-Palmolive Co.                                                               438,102
                  136,100  Estee Lauder Cos., Inc. - Class A                                                 8,605,603
                   22,075  Procter & Gamble Co.                                                              1,323,838
                                                                                                            10,582,680
Data Processing and Management -- 0.1%
                   13,700  Fidelity National Information Services, Inc.                                        371,681
Dialysis Centers -- 0.1%
                    3,900  DaVita, Inc.*                                                                       269,217
Distribution/Wholesale -- 0.9%
                   47,800  Fastenal Co.                                                                      2,542,482
Diversified Banking Institutions -- 0.7%
                   51,506  Bank of America Corp.                                                               675,243
                   33,200  Citigroup, Inc.*                                                                    129,480
                   28,926  JPMorgan Chase & Co.                                                              1,101,213
                                                                                                             1,905,936
Diversified Operations -- 3.1%
                    6,900  3M Co.                                                                              598,299
                    1,200  Dover Corp.                                                                          62,652
                   58,600  Eaton Corp.                                                                       4,833,914
                  125,300  General Electric Co.                                                              2,036,125
                    2,700  Parker Hannifin Corp.                                                               189,162
                    7,600  Textron, Inc.                                                                       156,256
                   22,100  Tyco International, Ltd. (U.S. Shares)                                              811,733
                                                                                                             8,688,141
E-Commerce/Products -- 1.5%
                   26,900  Amazon.com, Inc.                                                                  4,224,914
E-Commerce/Services -- 2.3%
                   52,800  eBay, Inc.*                                                                       1,288,320
                   14,600  Priceline.com, Inc.*                                                              5,085,764
                                                                                                             6,374,084
Electric - Integrated -- 2.7%
                    8,700  American Electric Power Co., Inc.                                                   315,201
                   10,000  CMS Energy Corp.                                                                    180,200
                    2,200  Consolidated Edison, Inc.                                                           106,084
                   12,300  Dominion Resources, Inc.                                                            537,018
                   43,600  DTE Energy Co.                                                                    2,002,548
                    3,000  Duke Energy Corp.                                                                    53,130
                    2,200  FPL Group, Inc.                                                                     119,658
                   21,300  Integrys Energy Group, Inc.                                                       1,108,878
                   60,700  Pepco Holdings, Inc.                                                              1,129,020
                   16,000  Pinnacle West Capital Corp.                                                         660,320
                    4,000  Progress Energy, Inc.                                                               177,680
                    4,900  Public Service Enterprise Group, Inc.                                               162,092
                    5,500  Southern Co.                                                                        204,820
                   28,700  TECO Energy, Inc.                                                                   497,084
                    7,600  Wisconsin Energy Corp.                                                              439,280
                                                                                                             7,693,013
Electric Products - Miscellaneous -- 0.4%
                   21,600  Emerson Electric Co.                                                              1,137,456
Electronic Components - Miscellaneous -- 0.1%
                   10,000  Jabil Circuit, Inc.                                                                 144,100
Electronic Components - Semiconductors -- 1.0%
                  112,900  Advanced Micro Devices, Inc.                                                        802,719
                    3,900  Altera Corp.                                                                        117,624
                   15,300  Intel Corp.                                                                         294,219
                    8,900  Microchip Technology, Inc.                                                          279,905
                    2,100  QLogic Corp.*                                                                        37,044
                   47,100  Texas Instruments, Inc.                                                           1,278,294
                                                                                                             2,809,805
Electronic Measuring Instruments -- 1.2%
                   93,400  Agilent Technologies, Inc.*                                                       3,116,758
                   15,400  FLIR Systems, Inc.*                                                                 395,780
                                                                                                             3,512,538
Electronics - Military -- 0.3%
                   10,500  L-3 Communications Holdings, Inc.                                                   758,835
Engineering - Research and Development Services -- 0.1%
                    2,900  Fluor Corp.                                                                         143,637
Engines - Internal Combustion -- 0.3%
                    8,800  Cummins, Inc.                                                                       797,104
Enterprise Software/Services -- 0.3%
                  119,400  Novell, Inc.*                                                                       712,818
                    4,177  Oracle Corp.                                                                        112,152
                                                                                                               824,970
Fiduciary Banks -- 0%
                    3,600  Bank of New York Mellon Corp.                                                        94,068
Finance - Credit Card -- 0.1%
                    8,600  American Express Co.                                                                361,458
Food - Confectionary -- 1.1%
                   29,000  Hershey Co.                                                                       1,380,110
                   26,700  J.M. Smucker Co.                                                                  1,616,151
                                                                                                             2,996,261
Food - Meat Products -- 0.5%
                   87,500  Tyson Foods, Inc. - Class A                                                       1,401,750
Food - Miscellaneous/Diversified -- 2.1%
                      600  Campbell Soup Co.                                                                    21,450
                    1,400  ConAgra Foods, Inc.                                                                  30,716
                   69,200  General Mills, Inc.                                                               2,528,568
                    1,300  H.J. Heinz Co.                                                                       61,581
                   20,900  Kellogg Co.                                                                       1,055,659
                    6,700  Kraft Foods, Inc. - Class A                                                         206,762
                    3,300  McCormick & Co., Inc.                                                               138,732
                  148,500  Sara Lee Corp.                                                                    1,994,355
                                                                                                             6,037,823
Food - Retail -- 0.2%
                    6,000  Kroger Co.                                                                          129,960
                    7,600  Safeway, Inc.                                                                       160,816
                    7,500  Whole Foods Market, Inc.*                                                           278,325
                                                                                                               569,101
Food - Wholesale/Distribution -- 0.1%
                    7,600  Sysco Corp.                                                                         216,752
Gas - Distribution -- 0.8%
                   86,700  CenterPoint Energy, Inc.                                                          1,362,924
                   45,100  NiSource, Inc.                                                                      784,740
                    2,500  Sempra Energy                                                                       134,500
                                                                                                             2,282,164
Hazardous Waste Disposal -- 0.3%
                   10,200  Stericycle, Inc.*                                                                   708,696
Hotels and Motels -- 0.5%
                   19,000  Marriott International, Inc. - Class A                                              680,770
                    6,200  Starwood Hotels & Resorts Worldwide, Inc.                                           325,810
                   18,200  Wyndham Worldwide Corp.                                                             499,954
                                                                                                             1,506,534
Industrial Automation and Robotics -- 0.6%
                   29,500  Rockwell Automation, Inc.                                                         1,821,035
Industrial Gases -- 0.1%
                    4,500  Airgas, Inc.                                                                        305,775
Instruments - Scientific -- 0.2%
                    9,500  PerkinElmer, Inc.                                                                   219,830
                    4,200  Waters Corp.*                                                                       297,276
                                                                                                               517,106
Internet Infrastructure Software -- 0.5%
                   26,100  Akamai Technologies, Inc.*                                                        1,309,698
Investment Management and Advisory Services -- 1.3%
                   22,600  Ameriprise Financial, Inc.                                                        1,069,658
                   22,600  Franklin Resources, Inc.                                                          2,415,940
                    2,900  INVESCO, Ltd.                                                                        61,567
                                                                                                             3,547,165
Life and Health Insurance -- 0.2%
                    5,000  AFLAC, Inc.                                                                         258,550
                    6,100  Torchmark Corp.                                                                     324,154
                                                                                                               582,704
Machinery - Construction and Mining -- 0.7%
                   26,300  Caterpillar, Inc.                                                                 2,069,284
Machinery - Farm -- 0.1%
                    2,500  Deere & Co.                                                                         174,450
Machinery - General Industrial -- 0%
                    1,100  Roper Industries, Inc.                                                               71,698
Medical - Biomedical and Genetic -- 0.2%
                    3,400  Amgen, Inc.                                                                         187,374
                    2,200  Biogen Idec, Inc.*                                                                  123,464
                    1,300  Celgene Corp.*                                                                       74,893
                    2,800  Genzyme Corp.*                                                                      198,212
                      600  Life Technologies Corp.*                                                             28,014
                                                                                                               611,957
Medical - Drugs -- 3.4%
                   43,300  Abbott Laboratories                                                               2,261,992
                   20,900  Bristol-Myers Squibb Co.                                                            566,599
                    2,100  Cephalon, Inc.*                                                                     131,124
                    8,000  Eli Lilly & Co.                                                                     292,240
                  153,186  Merck & Co., Inc.                                                                 5,638,777
                   39,583  Pfizer, Inc.                                                                        679,640
                                                                                                             9,570,372
Medical - Generic Drugs -- 0.5%
                   70,300  Mylan, Inc.*                                                                      1,322,343
Medical - HMO -- 1.2%
                    9,700  CIGNA Corp.                                                                         347,066
                   44,200  Humana, Inc.*                                                                     2,220,608
                    7,300  UnitedHealth Group, Inc.                                                            256,303
                   10,600  WellPoint, Inc.*                                                                    600,384
                                                                                                             3,424,361
Medical - Wholesale Drug Distributors -- 3.2%
                   99,600  AmerisourceBergen Corp.                                                           3,053,736
                  102,300  Cardinal Health, Inc.                                                             3,379,992
                   43,100  McKesson Corp.                                                                    2,662,718
                                                                                                             9,096,446
Medical Instruments -- 2.2%
                   19,400  Intuitive Surgical, Inc.*                                                         5,504,556
                   16,900  Medtronic, Inc.                                                                     567,502
                                                                                                             6,072,058
Medical Products -- 3.2%
                   43,600  Carefusion Corp.*                                                                 1,083,024
                   40,700  Hospira, Inc.*                                                                    2,320,307
                   15,500  Johnson & Johnson                                                                   960,380
                   43,400  Stryker Corp.                                                                     2,172,170
                   24,300  Varian Medical Systems, Inc.*                                                     1,470,150
                   18,100  Zimmer Holdings, Inc.*                                                              947,173
                                                                                                             8,953,204
Metal - Iron -- 0.2%
                    7,900  Cliffs Natural Resources, Inc.                                                      504,968
Metal Processors and Fabricators -- 0.5%
                   11,600  Precision Castparts Corp.                                                         1,477,260
Multi-Line Insurance -- 0.5%
                    7,900  ACE, Ltd. (U.S. Shares)                                                             460,175
                    3,600  American International Group, Inc.                                                  140,760
                   12,000  Assurant, Inc.                                                                      488,400
                   27,000  Genworth Financial, Inc. - Class A*                                                 329,940
                    2,600  XL Capital, Ltd.                                                                     56,316
                                                                                                             1,475,591
Multimedia -- 0.6%
                    8,100  McGraw-Hill Cos., Inc.                                                              267,786
                   25,500  Viacom, Inc. - Class B                                                              922,845
                   12,200  Walt Disney Co.                                                                     403,942
                                                                                                             1,594,573
Networking Products -- 0.3%
                   28,300  Cisco Systems, Inc.*                                                                619,770
                    4,300  Juniper Networks, Inc.*                                                             130,505
                                                                                                               750,275
Non-Ferrous Metals -- 0.1%
                   13,200  Titanium Metals Corp.*                                                              263,472
Non-Hazardous Waste Disposal -- 0.1%
                   10,300  Republic Services, Inc.                                                             314,047
Oil - Field Services -- 0.7%
                    1,714  Baker Hughes, Inc.                                                                   73,016
                   18,300  Halliburton Co.                                                                     605,181
                   21,047  Schlumberger, Ltd. (U.S. Shares)                                                  1,296,706
                                                                                                             1,974,903
Oil Companies - Exploration and Production -- 0.8%
                    1,300  Anadarko Petroleum Corp.                                                             74,165
                    4,000  Denbury Resources, Inc.*                                                             63,560
                   28,100  Pioneer Natural Resources Co.                                                     1,827,343
                    5,200  QEP Resources, Inc.                                                                 156,728
                                                                                                             2,121,796
Oil Companies - Integrated -- 0.9%
                    6,830  Chevron Corp.                                                                       553,572
                    1,900  ConocoPhillips                                                                      109,117
                   31,200  Exxon Mobil Corp.                                                                 1,927,848
                                                                                                             2,590,537
Oil Refining and Marketing -- 0.1%
                    3,700  Sunoco, Inc.                                                                        135,050
Pharmacy Services -- 0.9%
                   28,700  Express Scripts, Inc. - Class A*                                                  1,397,690
                   19,560  Medco Health Solutions, Inc.*                                                     1,018,294
                                                                                                             2,415,984
Pipelines -- 0.4%
                   26,000  Oneok, Inc.                                                                       1,171,040
Printing - Commercial -- 0%
                      700  R.R. Donnelley & Sons Co.                                                            11,872
Property and Casualty Insurance -- 0.8%
                   71,300  Progressive Corp.                                                                 1,488,031
                   16,600  Travelers Cos., Inc.                                                                864,860
                                                                                                             2,352,891
Publishing - Newspapers -- 0.1%
                   14,100  Gannett Co., Inc.                                                                   172,443
Reinsurance -- 0.3%
                   10,296  Berkshire Hathaway, Inc. - Class B                                                  851,273
REIT - Apartments -- 0.6%
                   21,700  Apartment Investment & Management Co. - Class A                                     463,946
                    6,700  Avalonbay Communities, Inc.                                                         696,331
                   12,500  Equity Residential                                                                  594,625
                                                                                                             1,754,902
REIT - Diversified -- 0%
                    1,300  Vornado Realty Trust                                                                111,189
REIT - Health Care -- 0.1%
                    2,000  HCP, Inc.                                                                            71,960
                    2,900  Ventas, Inc.                                                                        149,553
                                                                                                               221,513
REIT - Hotels -- 0%
                    5,700  Host Hotels & Resorts, Inc.                                                          82,536
REIT - Office Property -- 0%
                    1,100  Boston Properties, Inc.                                                              91,432
REIT - Storage -- 0.3%
                    9,100  Public Storage                                                                      883,064
Retail - Apparel and Shoe -- 0.8%
                    3,500  Abercrombie & Fitch Co. - Class A                                                   137,620
                    6,800  Gap, Inc.                                                                           126,752
                   70,800  Limited Brands, Inc.                                                              1,896,024
                    3,400  Ross Stores, Inc.                                                                   185,708
                                                                                                             2,346,104
Retail - Auto Parts -- 0.8%
                    5,100  AutoZone, Inc.                                                                    1,167,441
                   17,800  O'Reilly Automotive, Inc.*                                                          946,960
                                                                                                             2,114,401
Retail - Automobile -- 0%
                      400  Carmax, Inc.*                                                                        11,144
Retail - Building Products -- 0.2%
                   20,100  Home Depot, Inc.                                                                    636,768
Retail - Computer Equipment -- 0%
                    4,100  GameStop Corp. - Class A*                                                            80,811
Retail - Consumer Electronics -- 0.1%
                   12,700  RadioShack Corp.                                                                    270,891
Retail - Discount -- 0.6%
                   19,500  Big Lots, Inc.                                                                      648,375
                    2,400  Costco Wholesale Corp.                                                              154,776
                   15,700  Family Dollar Stores, Inc.                                                          693,312
                    2,300  Target Corp.                                                                        122,912
                    3,100  Wal-Mart Stores, Inc.                                                               165,912
                                                                                                             1,785,287
Retail - Drug Store -- 0.3%
                   22,300  Walgreen Co.                                                                        747,050
Retail - Jewelry -- 0.5%
                   29,700  Tiffany & Co.                                                                     1,395,603
Retail - Major Department Stores -- 1.6%
                    1,900  Nordstrom, Inc.                                                                      70,680
                   23,200  Sears Holdings Corp.*                                                             1,673,648
                   61,300  TJX Cos., Inc.                                                                    2,735,819
                                                                                                             4,480,147
Retail - Restaurants -- 2.6%
                   18,800  Darden Restaurants, Inc.                                                            804,264
                    7,500  McDonald's Corp.                                                                    558,825
                  168,200  Starbucks Corp.                                                                   4,302,556
                   38,600  Yum! Brands, Inc.                                                                 1,777,916
                                                                                                             7,443,561
Savings/Loan/Thrifts -- 0%
                    7,000  Hudson City Bancorp, Inc.                                                            85,820
Schools -- 0.3%
                   16,600  Devry, Inc.                                                                         816,886
Semiconductor Components/Integrated Circuits -- 0.1%
                    4,400  Linear Technology Corp.                                                             135,212
Semiconductor Equipment -- 0%
                    4,900  Novellus Systems, Inc.*                                                             130,242
Steel - Producers -- 0%
                    1,500  Nucor Corp.                                                                          57,300
Steel - Specialty -- 0%
                    1,600  Allegheny Technologies, Inc.                                                         74,320
Super-Regional Banks -- 1.9%
                    2,600  Capital One Financial Corp.                                                         102,830
                   29,600  Comerica, Inc.                                                                    1,099,640
                   68,500  Fifth Third Bancorp                                                                 824,055
                  123,400  Huntington Bancshares, Inc.                                                         699,678
                   16,300  Keycorp                                                                             129,748
                   21,500  PNC Financial Services Group, Inc.                                                1,116,065
                    6,900  SunTrust Banks, Inc.                                                                178,227
                   12,600  U.S. Bancorp                                                                        272,412
                   33,380  Wells Fargo & Co.                                                                   838,839
                                                                                                             5,261,494
Telecommunication Equipment -- 0.7%
                   38,000  Harris Corp.                                                                      1,683,020
                   47,100  Tellabs, Inc.                                                                       350,895
                                                                                                             2,033,915
Telecommunication Equipment - Fiber Optics -- 0.2%
                    7,500  Corning, Inc.                                                                       137,100
                   37,600  JDS Uniphase Corp.*                                                                 465,864
                                                                                                               602,964
Telephone - Integrated -- 1.4%
                   34,558  AT&T, Inc.                                                                          988,359
                   12,200  Frontier Communications Corp.                                                        99,674
                  365,900  Qwest Communications International, Inc.                                          2,294,193
                    4,000  Verizon Communications, Inc.                                                        130,360
                   31,100  Windstream Corp.                                                                    382,219
                                                                                                             3,894,805
Television -- 0%
                    3,900  CBS Corp. - Class B                                                                  61,854
Tobacco -- 1.2%
                   18,200  Altria Group, Inc.                                                                  437,164
                      600  Lorillard, Inc.                                                                      48,186
                    7,800  Philip Morris International, Inc.                                                   436,956
                   39,900  Reynolds American, Inc.                                                           2,369,661
                                                                                                             3,291,967
Tools - Hand Held -- 3.1%
                    1,600  Snap-On, Inc.                                                                        74,416
                  139,527  Stanley Works                                                                     8,550,215
                                                                                                             8,624,631
Toys -- 0.8%
                   52,000  Hasbro, Inc.                                                                      2,314,520
Transportation - Services -- 0.7%
                    1,600  Expeditors International of Washington, Inc.                                         73,968
                   21,000  FedEx Corp.                                                                       1,795,500
                                                                                                             1,869,468
Vitamins and Nutrition Products -- 1.0%
                   50,700  Mead Johnson Nutrition Co. - Class A                                              2,885,337
Web Portals/Internet Service Providers -- 1.9%
                   10,200  Google, Inc. - Class A*                                                           5,363,058
Wireless Equipment -- 1.0%
                   42,100  American Tower Corp. - Class A                                                    2,158,046
                   85,100  Motorola, Inc.*                                                                     725,903
                                                                                                             2,883,949
-----------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $248,319,608)                                                                    280,689,915
-----------------------------------------------------------------------------------------------------------------------
Money Market -- 0.4 %
                1,073,000  Janus Cash Liquidity Fund LLC, 0% (cost $1,073,000)                               1,073,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments  (total cost $249,392,608) - 100%                                                      $ 281,762,915
-----------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American
               Stock Exchange.

*              Non-income producing security.


Summary of Investments by Country - (Long Positions)
-------------------------------------------------------------------
                                                    % of Investment
Country                                       Value      Securities
Bermuda                            $         61,567            0.0%
Ireland                                      56,316            0.0%
Netherlands Antilles                      1,296,706            0.5%
Switzerland                               1,271,908            0.5%
United States++                         279,076,418           99.0%
-------------------------------------------------------------------
Total                              $    281,762,915          100.0%
-------------------------------------------------------------------

++ (Includes Cash Equivalents 98.6% excluding Cash Equivalents)


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)

                                                                                        Level 3 -
                                                              Level 2 - Other           Significant
                                            Level 1 -         Significant Observable    Unobservable
                                            Quoted Prices     Inputs                    Inputs
-----------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Core Fund
Common Stock                                $ 280,689,915               $         -          $     -

Money Market                                            -                 1,073,000                -

Total Investments in Securities             $ 280,689,915               $ 1,073,000          $     -
-----------------------------------------------------------------------------------------------------------

INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.8 %
Advertising Agencies -- 0.2%
                   65,500  Interpublic Group of Companies, Inc.*                                         $      656,965
Aerospace and Defense -- 0.9%
                   12,500  Boeing Co.                                                                           831,750
                    3,100  Lockheed Martin Corp.                                                                220,968
                   12,200  Rockwell Collins, Inc.                                                               710,650
                    2,800  Spirit Aerosystems Holdings, Inc.*                                                    55,804
                   24,500  TransDigm Group, Inc.*                                                             1,520,225
                                                                                                              3,339,397
Aerospace and Defense - Equipment -- 1.7%
                   41,300  B.F. Goodrich Co.                                                                  3,045,049
                   45,100  United Technologies Corp.                                                          3,212,473
                                                                                                              6,257,522
Airlines -- 0.6%
                    4,000  AMR Corp.                                                                             25,080
                   12,100  Continental Airlines, Inc. - Class B*                                                300,564
                    3,200  Copa Holdings S.A.                                                                   172,512
                   21,100  Delta Air Lines, Inc.*                                                               245,604
                   91,900  Southwest Airlines Co.                                                             1,201,133
                   14,800  UAL Corp.                                                                            349,724
                                                                                                              2,294,617
Apparel Manufacturers -- 0.2%
                    4,900  Coach, Inc.                                                                          210,504
                    5,900  Polo Ralph Lauren Corp.                                                              530,174
                                                                                                                740,678
Appliances -- 0.1%
                    2,500  Whirlpool Corp.                                                                      202,400
Applications Software -- 3.9%
                   23,400  Citrix Systems, Inc.*                                                              1,596,816
                   18,200  Intuit, Inc.*                                                                        797,342
                  438,400  Microsoft Corp.                                                                   10,736,416
                    5,200  Nuance Communications, Inc.*                                                          81,328
                    6,500  Red Hat, Inc.*                                                                       266,500
                    5,700  Salesforce.com, Inc.*                                                                637,260
                                                                                                             14,115,662
Athletic Footwear -- 0.1%
                    5,000  NIKE, Inc. - Class B                                                                 400,700
Audio and Video Products -- 0.1%
                   10,900  Harman International Industries, Inc.*                                               364,169
Automotive - Medium and Heavy Duty Trucks -- 0.4%
                   14,000  Navistar International                                                               610,960
                    2,800  Oshkosh Truck Corp.*                                                                  77,000
                   14,400  PACCAR, Inc.                                                                         693,360
                                                                                                              1,381,320
Automotive - Truck Parts and Equipment - Original -- 0.5%
                    2,800  Autoliv, Inc.                                                                        182,924
                    3,900  BorgWarner, Inc                                                                      205,218
                    6,300  Johnson Controls, Inc.                                                               192,150
                    5,700  TRW Automotive Holdings Corp.*                                                       236,892
                   20,700  WABCO Holdings, Inc.*                                                                868,158
                                                                                                              1,685,342
Automotive - Cars and Light Trucks -- 0.8%
                  244,500  Ford Motor Co.*                                                                    2,992,680
Beverages - Wine and Spirits -- 0.3%
                   16,100  Brown-Forman Corp. - Class B                                                         992,404
Beverages -- Non-Alcoholic -- 2.5%
                   71,100  Coca-Cola Co.                                                                      4,160,772
                   28,500  Coca-Cola Enterprises, Inc.                                                          883,500
                    4,500  Dr. Pepper Snapple Group, Inc.                                                       159,840
                   14,400  Hansen Natural Corp.*                                                                671,328
                   46,875  PepsiCo, Inc.                                                                      3,114,375
                                                                                                              8,989,815
Broadcast Services and Programming -- 0.6%
                   16,700  Discovery Holding Co. - Class A*                                                     727,285
                   27,400  Scripps Networks Interactive, Inc. - Class A                                       1,303,692
                                                                                                              2,030,977
Building - Heavy Construction -- 0%
                    4,400  Chicago Bridge & Iron Co. N.V.*                                                      107,580
Building - Residential and Commercial -- 0%
                      100  NVR, Inc.*                                                                            64,753
Building and Construction Products - Miscellaneous -- 0.1%
                   19,800  Owens Corning*                                                                       507,474
Building Products - Air and Heating -- 0.1%
                   12,200  Lennox International, Inc.                                                           508,618
Building Products - Cement and Aggregate -- 0.1%
                    8,200  Eagle Materials, Inc.                                                                194,340
                    1,900  Martin Marietta Materials, Inc.                                                      146,243
                                                                                                                340,583
Cable Television -- 0.6%
                   48,800  DIRECTV - Class A*                                                                 2,031,544
Casino Hotels -- 0.5%
                   22,700  Las Vegas Sands Corp.*                                                               791,095
                   26,700  MGM Mirage*                                                                          301,176
                    7,600  Wynn Resorts, Ltd.                                                                   659,452
                                                                                                              1,751,723
Cellular Telecommunications -- 0.2%
                   38,600  MetroPCS Communications, Inc.*                                                       403,756
                    6,000  N.I.I. Holdings, Inc.*                                                               246,600
                                                                                                                650,356
Chemicals - Diversified -- 0.4%
                   17,700  E.I. du Pont de Nemours & Co.                                                        789,774
                    3,900  FMC Corp.                                                                            266,799
                    5,600  PPG Industries, Inc.                                                                 407,680
                                                                                                              1,464,253
Chemicals - Specialty -- 1.7%
                    2,400  Albemarle Corp.                                                                      112,344
                    5,900  Ashland, Inc.                                                                        287,743
                    8,900  Ecolab, Inc.                                                                         451,586
                   14,500  International Flavors & Fragrances, Inc.                                             703,540
                   42,500  Lubrizol Corp.                                                                     4,503,725
                    3,100  Sigma-Aldrich Corp.                                                                  187,178
                                                                                                              6,246,116
Coal -- 0.1%
                   15,600  Arch Coal, Inc.                                                                      416,676
                      600  Walter Industries, Inc.                                                               48,774
                                                                                                                465,450
Coatings and Paint Products -- 0.3%
                   14,000  RPM International, Inc.                                                              278,880
                   10,400  Sherwin-Williams Co.                                                                 781,456
                    5,100  Valspar Corp.                                                                        162,435
                                                                                                              1,222,771
Coffee -- 0.1%
                    6,400  Green Mountain Coffee Roasters, Inc.*                                                199,616
Commercial Banks -- 0.1%
                    6,400  Bank of Hawaii Corp.                                                                 287,488
Commercial Services -- 0.1%
                    3,700  Alliance Data Systems Corp.                                                          241,462
Commercial Services - Finance -- 0.9%
                   19,400  Automatic Data Processing, Inc.                                                      815,382
                    4,400  Global Payments, Inc.                                                                188,716
                   25,800  H&R Block, Inc.                                                                      334,110
                    2,100  Lender Processing Services, Inc.                                                      69,783
                      600  MasterCard, Inc. - Class A                                                           134,400
                    2,900  Paychex, Inc.                                                                         79,721
                   28,200  SEI Investments Co.                                                                  573,588
                    1,500  Verisk Analytics, Inc.*                                                               42,015
                   12,100  Visa, Inc. - Class A                                                                 898,546
                                                                                                              3,136,261
Computer Aided Design -- 0.2%
                    5,800  ANSYS, Inc.*                                                                         245,050
                   19,000  Autodesk, Inc.                                                                       607,430
                                                                                                                852,480
Computer Services -- 5.3%
                   40,900  Accenture, Ltd. - Class A (U.S. Shares)                                            1,737,841
                   65,800  Cognizant Technology Solutions Corp.*                                              4,242,126
                    1,900  DST Systems, Inc.                                                                     85,196
                    1,800  IHS, Inc. - Class A*                                                                 122,400
                   95,900  International Business Machines Corp.                                             12,864,026
                                                                                                             19,051,589
Computers -- 4.7%
                   43,500  Apple, Inc.*                                                                      12,343,125
                   83,200  Dell, Inc.*                                                                        1,078,272
                   82,000  Hewlett-Packard Co.                                                                3,449,740
                                                                                                             16,871,137
Computers - Integrated Systems -- 0.5%
                    5,700  Micros Systems, Inc.*                                                                241,281
                   25,100  NCR Corp.                                                                            342,113
                   31,900  Terdata Corp.*                                                                     1,230,064
                                                                                                              1,813,458
Computers - Memory Devices -- 1.2%
                   29,600  EMC Corp.*                                                                           601,176
                   50,800  NetApp, Inc.*                                                                      2,529,332
                   19,100  SanDisk Corp.*                                                                       700,015
                    4,400  Seagate Technology*                                                                   51,832
                   10,200  Western Digital Corp.*                                                               289,578
                                                                                                              4,171,933
Consulting Services -- 0.1%
                    2,600  FTI Consulting, Inc.*                                                                 90,194
                    4,600  Gartner, Inc.*                                                                       135,424
                                                                                                                225,618
Consumer Products - Miscellaneous -- 0.9%
                   22,300  Clorox Co.                                                                         1,488,748
                    1,400  Fortune Brands, Inc.                                                                  68,922
                   24,300  Kimberly-Clark Corp.                                                               1,580,715
                    4,600  Scotts Miracle-Gro Co. - Class A                                                     237,958
                                                                                                              3,376,343
Containers - Metal and Glass -- 0.1%
                    2,600  Ball Corp.                                                                           153,010
                    8,800  Crown Holdings, Inc.*                                                                252,208
                                                                                                                405,218
Cosmetics and Toiletries -- 2.4%
                    2,500  Alberto-Culver Co.                                                                    94,125
                    3,000  Avon Products, Inc.                                                                   96,330
                   47,400  Colgate-Palmolive Co.                                                              3,643,164
                   63,000  Estee Lauder Cos., Inc. - Class A                                                  3,983,490
                   13,534  Procter & Gamble Co.                                                                 811,634
                                                                                                              8,628,743
Cruise Lines -- 0.1%
                    6,700  Royal Caribbean Cruises, Ltd. (U.S. Shares)*                                         211,251
Data Processing and Management -- 0.3%
                   37,600  Broadridge Financial Solutions, Inc.                                                 859,912
                      900  Fiserv, Inc.*                                                                         48,438
                                                                                                                908,350
Decision Support Software -- 0%
                    4,100  MSCI, Inc.*                                                                          136,161
Dental Supplies and Equipment -- 0.4%
                   51,100  Patterson Companies, Inc.                                                          1,464,015
Diagnostic Equipment -- 0.1%
                    5,100  Gen-Probe, Inc.*                                                                     247,146
Diagnostic Kits -- 0%
                    1,100  Idexx Laboratories, Inc.*                                                             67,892
                    2,200  Inverness Medical Innovations, Inc.*                                                  68,046
                                                                                                                135,938
Dialysis Centers -- 0.2%
                    9,900  DaVita, Inc.*                                                                        683,397
Disposable Medical Products -- 0.1%
                    5,300  C.R. Bard, Inc.                                                                      431,579
Distribution/Wholesale -- 1.3%
                   18,300  Fastenal Co.                                                                         973,377
                    1,000  Fossil, Inc.*                                                                         53,790
                    3,100  LKQ Corp.*                                                                            64,480
                   25,200  W.W. Grainger, Inc.                                                                3,001,572
                   17,000  Wesco International, Inc.*                                                           667,930
                                                                                                              4,761,149
Diversified Operations -- 3.4%
                   64,000  3M Co.                                                                             5,549,440
                   10,000  Carlisle Cos., Inc.                                                                  299,500
                   12,200  Cooper Industries, Ltd. - Class A (U.S. Shares)                                      596,946
                    3,000  Dover Corp.                                                                          156,630
                    3,600  Eaton Corp.                                                                          296,964
                  178,700  General Electric Co.                                                               2,903,875
                    6,900  Honeywell International, Inc.                                                        303,186
                   29,900  Illinois Tool Works, Inc.                                                          1,405,898
                   24,100  Leggett & Platt, Inc.                                                                548,516
                    1,300  Parker Hannifin Corp.                                                                 91,078
                    3,100  Textron, Inc.                                                                         63,736
                    4,400  Tyco International, Ltd. (U.S. Shares)                                               161,612
                                                                                                             12,377,381
E-Commerce/Products -- 0.2%
                    5,300  Amazon.com, Inc.                                                                     832,418
E-Commerce/Services -- 1.2%
                   11,200  IAC/InterActiveCorp*                                                                 294,224
                    2,600  Netflix, Inc.*                                                                       421,616
                   10,400  Priceline.com, Inc.*                                                               3,622,736
                                                                                                              4,338,576
Electric Products - Miscellaneous -- 0.2%
                    2,400  AMETEK, Inc.                                                                         114,648
                    9,700  Emerson Electric Co.                                                                 510,802
                                                                                                                625,450
Electric - Transmission -- 0.1%
                    4,600  ITC Holdings Corp.                                                                   286,350
Electronic Components - Miscellaneous -- 0.2%
                   15,300  Garmin, Ltd.                                                                         464,355
                   14,400  Gentex Corp.                                                                         280,944
                    4,900  Jabil Circuit, Inc.                                                                   70,609
                                                                                                                815,908
Electronic Components - Semiconductors -- 2.0%
                   33,200  Advanced Micro Devices, Inc.                                                         236,052
                    7,200  Altera Corp.                                                                         217,152
                   19,100  Avago Technologies, Ltd.*                                                            429,941
                   19,100  Broadcom Corp. - Class A                                                             675,949
                   30,700  Cree, Inc.*                                                                        1,666,703
                   70,100  Intel Corp.                                                                        1,348,023
                   16,100  MEMC Electronic Materials, Inc.*                                                     191,912
                    4,900  Microchip Technology, Inc.                                                           154,105
                      300  National Semiconductor Corp.                                                           3,831
                    7,700  PMC-Sierra, Inc.*                                                                     56,672
                    5,800  QLogic Corp.*                                                                        102,312
                    2,900  Rambus, Inc.*                                                                         60,436
                    1,800  Rovi Corp.*                                                                           90,738
                   10,100  Silicon Laboratories, Inc.*                                                          370,165
                    7,800  Skyworks Solutions, Inc.*                                                            161,304
                   53,300  Texas Instruments, Inc.                                                            1,446,562
                    5,600  Xilinx, Inc.                                                                         149,016
                                                                                                              7,360,873
Electronic Connectors -- 0.1%
                    1,600  Amphenol Corp. - Class A                                                              78,368
                    7,900  Thomas & Betts Corp.*                                                                324,058
                                                                                                                402,426
Electronic Design Automation -- 0.2%
                   78,700  Cadence Design Systems, Inc.*                                                        600,481
Electronic Forms -- 0%
                      500  Adobe Systems, Inc.*                                                                  13,075
Electronic Measuring Instruments -- 1.9%
                  120,000  Agilent Technologies, Inc.*                                                        4,004,400
                   76,700  FLIR Systems, Inc.*                                                                1,971,190
                   25,700  National Instruments Corp.                                                           839,362
                    3,600  Trimble Navigation, Ltd.*                                                            126,144
                                                                                                              6,941,096
Energy - Alternate Sources -- 0.1%
                    1,800  First Solar, Inc.*                                                                   265,230
Engineering - Research and Development Services -- 0.1%
                    2,800  Fluor Corp.                                                                          138,684
                    4,500  McDermott International, Inc. (U.S. Shares)*                                          66,510
                    3,700  Shaw Group, Inc.*                                                                    124,172
                                                                                                                329,366
Engines - Internal Combustion -- 0.2%
                    6,700  Cummins, Inc.                                                                        606,886
Enterprise Software/Services -- 1.2%
                   31,600  BMC Software, Inc.                                                                 1,279,168
                  112,144  Oracle Corp.                                                                       3,011,066
                                                                                                              4,290,234
Entertainment Software -- 0.1%
                   14,800  Activision Blizzard, Inc.                                                            160,136
                   15,700  Electronic Arts, Inc.*                                                               257,951
                                                                                                                418,087
Filtration and Separations Products -- 0%
                    1,200  Donaldson Co., Inc.                                                                   56,556
Finance - Credit Card -- 0.3%
                   22,900  American Express Co.                                                                 962,487
Finance - Investment Bankers/Brokers -- 0%
                   10,800  TD Ameritrade Holding Corp.*                                                         174,420
Finance - Other Services -- 0.1%
                   11,700  NYSE Euronext                                                                        334,269
Food - Baking -- 0.1%
                    7,300  Flowers Foods, Inc.                                                                  181,332
Food - Confectionary -- 0.2%
                   14,200  Hershey Co.                                                                          675,778
Food - Miscellaneous/Diversified -- 4.1%
                   38,200  Campbell Soup Co.                                                                  1,365,650
                    2,600  ConAgra Foods, Inc.                                                                   57,044
                  128,100  General Mills, Inc.                                                                4,680,774
                   30,200  H.J. Heinz Co.                                                                     1,430,574
                   73,600  Kellogg Co.                                                                        3,717,536
                   45,200  McCormick & Co., Inc.                                                              1,900,208
                  128,600  Sara Lee Corp.                                                                     1,727,098
                                                                                                             14,878,884
Food - Retail -- 0.3%
                    9,000  Kroger Co.                                                                           194,940
                   20,300  Whole Foods Market, Inc.*                                                            753,333
                                                                                                                948,273
Food - Wholesale/Distribution -- 0.2%
                   30,100  Sysco Corp.                                                                          858,452
Forestry -- 0.1%
                   13,200  Plum Creek Timber Co., Inc.                                                          465,960
Funeral Services and Related Items -- 0.1%
                   12,600  Hillenbrand, Inc.                                                                    271,026
Garden Products -- 0.3%
                   18,000  Toro Co.                                                                           1,012,140
Gold Mining -- 0%
                    1,300  Newmont Mining Corp.                                                                  81,653
Hazardous Waste Disposal -- 0%
                    1,700  Stericycle, Inc.*                                                                    118,116
Home Furnishings -- 0.1%
                    8,500  Tempur-Pedic International, Inc.*                                                    263,500
Hospital Beds and Equipment -- 0.2%
                   15,000  Hill-Rom Holdings, Inc.                                                              538,350
                      300  Kinetic Concepts, Inc.*                                                               10,974
                                                                                                                549,324
Hotels and Motels -- 0.5%
                   31,300  Marriott International, Inc. - Class A                                             1,121,479
                   10,000  Starwood Hotels & Resorts Worldwide, Inc.                                            525,500
                                                                                                              1,646,979
Human Resources -- 0%
                      700  Emergency Medical Services Corp*                                                      37,275
                    1,100  Hewitt Associates, Inc. - Class A*                                                    55,473
                                                                                                                 92,748
Independent Power Producer -- 0.2%
                   48,300  Calpine Corp.*                                                                       601,335
Industrial Audio and Video Products -- 0.5%
                   29,000  Dolby Laboratories, Inc.*                                                          1,647,490
Industrial Automation and Robotics -- 0.2%
                    9,000  Rockwell Automation, Inc.                                                            555,570
Industrial Gases -- 0.3%
                    1,700  Air Products & Chemicals, Inc.                                                       140,794
                    5,200  Airgas, Inc.                                                                         353,340
                    4,700  Praxair, Inc.                                                                        424,222
                                                                                                                918,356
Instruments - Controls -- 0.2%
                    5,200  Mettler-Toledo International, Inc.*                                                  647,088
Instruments - Scientific -- 0.5%
                   17,300  PerkinElmer, Inc.                                                                    400,322
                   18,800  Waters Corp.*                                                                      1,330,664
                                                                                                              1,730,986
Insurance Brokers -- 0.3%
                    3,700  Arthur J. Gallagher & Co.                                                             97,569
                   15,000  Brown & Brown, Inc.                                                                  302,850
                    9,300  Erie Indemnity Co. - Class A                                                         521,358
                    2,000  Marsh & McLennan Cos., Inc.                                                           48,240
                                                                                                                970,017
Internet Content - Information/News -- 0.4%
                   29,788  WebMD Health Corp*                                                                 1,485,527
Internet Infrastructure Software -- 1.4%
                    7,500  Akamai Technologies, Inc.*                                                           376,350
                   44,900  F5 Networks, Inc.*                                                                 4,661,069
                                                                                                              5,037,419
Internet Security -- 0.1%
                   11,700  VeriSign, Inc.                                                                       371,358
Investment Management and Advisory Services -- 0.7%
                    2,400  Affiliated Managers Group, Inc.                                                      187,224
                    8,000  Ameriprise Financial, Inc.                                                           378,640
                    6,200  Eaton Vance Corp.                                                                    180,048
                   15,900  Franklin Resources, Inc.                                                           1,699,710
                    7,100  Waddell & Reed Financial, Inc. - Class A                                             194,256
                                                                                                              2,639,878
Leisure & Recreation Products -- 0.1%
                    7,900  WMS Industries, Inc.*                                                                300,753
Life and Health Insurance -- 0%
                    2,200  AFLAC, Inc.                                                                          113,762
Machine Tools and Related Products -- 0.1%
                    4,900  Kennametal, Inc.                                                                     151,557
                    3,600  Lincoln Electric Holdings, Inc.                                                      208,152
                                                                                                                359,709
Machinery - Construction and Mining -- 0.6%
                    5,400  Bucyrus International, Inc.                                                          374,490
                   20,100  Caterpillar, Inc.                                                                  1,581,468
                    1,000  Joy Global, Inc.                                                                      70,320
                                                                                                              2,026,278
Machinery - Electrical -- 0.1%
                    6,400  Regal-Beloit Corp.                                                                   375,616
Machinery - Farm -- 0.1%
                    6,300  Deere & Co.                                                                          439,614
Machinery - General Industrial -- 0.3%
                    3,400  Babcock & Wilcox Co.*                                                                 72,352
                    6,500  Gardner Denver, Inc.                                                                 348,920
                   15,700  Manitowoc Company, Inc.                                                              190,127
                    4,100  Roper Industries, Inc.                                                               267,238
                    2,000  Wabtec Corp.                                                                          95,580
                                                                                                                974,217
Machinery - Print Trade -- 0%
                    2,400  Zebra Technologies Corp.*                                                             80,736
Machinery - Pumps -- 0%
                      500  Graco, Inc.                                                                           15,865
Medical - Biomedical and Genetic -- 1.1%
                   13,600  Alexion Pharmaceuticals, Inc.                                                        875,296
                   10,700  Amylin Pharmaceuticals, Inc.                                                         223,095
                    3,900  Celgene Corp.*                                                                       224,679
                      900  Dendreon Corp.*                                                                       37,062
                    2,800  Genzyme Corp.*                                                                       198,212
                    3,400  Human Genome Sciences, Inc.*                                                         101,286
                   23,900  Life Technologies Corp.*                                                           1,115,891
                    1,400  Regeneron Pharmaceuticals, Inc.*                                                      38,360
                   17,400  United Therapeutics Corp.*                                                           974,574
                                                                                                              3,788,455
Medical - Drugs -- 1.9%
                   85,100  Abbott Laboratories                                                                4,445,624
                    2,700  Allergan, Inc.                                                                       179,631
                   63,578  Biovail, Corp.*                                                                    1,592,629
                   13,900  Eli Lilly & Co.                                                                      507,767
                                                                                                              6,725,651
Medical - Generic Drugs -- 1.3%
                   48,600  Mylan, Inc.*                                                                         914,166
                   59,100  Perrigo Co.                                                                        3,795,402
                                                                                                              4,709,568
Medical - Hospitals -- 0%
                    1,300  Universal Health Services, Inc. - Class B                                             50,518
Medical - Outpatient and Home Medical Care -- 0.5%
                   77,900  Lincare Holdings, Inc.                                                             1,954,511
Medical - Wholesale Drug Distributors -- 1.5%
                   83,100  AmerisourceBergen Corp.                                                            2,547,846
                    7,000  Cardinal Health, Inc.                                                                231,280
                   45,300  McKesson Corp.                                                                     2,798,634
                                                                                                              5,577,760
Medical Information Systems -- 0.3%
                   14,200  Cerner Corp.*                                                                      1,192,658
Medical Instruments -- 1.9%
                   51,000  Edwards Lifesciences Corp.                                                         3,419,550
                    8,800  Intuitive Surgical, Inc.*                                                          2,496,912
                    9,700  Medtronic, Inc.                                                                      325,726
                    1,600  St. Jude Medical, Inc.*                                                               62,944
                   16,500  Thoratec Corp.*                                                                      610,170
                                                                                                              6,915,302
Medical Labs and Testing Services -- 0.5%
                    1,000  Covance, Inc.*                                                                        46,790
                   19,100  Laboratory Corp. of America Holdings*                                              1,498,013
                    7,200  Quest Diagnostics, Inc.                                                              363,384
                                                                                                              1,908,187
Medical Products -- 3.3%
                    3,400  Becton, Dickinson and Co.                                                            251,940
                    1,000  Carefusion Corp.*                                                                     24,840
                   18,000  Covidien PLC (U.S. Shares)                                                           723,420
                    9,700  Henry Schein, Inc.*                                                                  568,226
                   33,600  Hospira, Inc.*                                                                     1,915,536
                   58,500  Johnson & Johnson                                                                  3,624,660
                   20,900  Stryker Corp.                                                                      1,046,045
                    6,800  Teleflex, Inc.                                                                       386,104
                   52,700  Varian Medical Systems, Inc.*                                                      3,188,350
                                                                                                             11,729,121
Metal - Iron -- 0.1%
                    8,300  Cliffs Natural Resources, Inc.                                                       530,536
Metal Processors and Fabricators -- 0.6%
                   14,500  Precision Castparts Corp.                                                          1,846,575
                    4,200  Timken Co.                                                                           161,112
                                                                                                              2,007,687
Motorcycle and Motor Scooter Manufacturing -- 0.1%
                   16,200  Harley-Davidson, Inc.                                                                460,728
Multi-Line Insurance -- 0.4%
                    3,200  ACE, Ltd. (U.S. Shares)                                                              186,400
                   52,400  Genworth Financial, Inc. - Class A*                                                  640,328
                   12,200  MetLife, Inc.                                                                        469,090
                                                                                                              1,295,818
Multimedia -- 1.0%
                   13,100  FactSet Research Systems, Inc.                                                     1,062,803
                   10,700  McGraw-Hill Cos., Inc.                                                               353,742
                   30,400  News Corp. - Class A                                                                 397,024
                    7,700  Thomson Reuters Corp.                                                                288,981
                   29,700  Time Warner, Inc.                                                                    910,305
                   15,800  Viacom, Inc. - Class B                                                               571,802
                                                                                                              3,584,657
Networking Products -- 0.4%
                    1,500  Atheros Communications, Inc.*                                                         39,525
                   58,000  Cisco Systems, Inc.*                                                               1,270,200
                    2,200  Juniper Networks, Inc.*                                                               66,770
                    6,500  Polycom, Inc.*                                                                       177,320
                                                                                                              1,553,815
Non-Ferrous Metals -- 0.1%
                   13,900  Titanium Metals Corp.*                                                               277,444
Non-Hazardous Waste Disposal -- 0.5%
                    8,600  Republic Services, Inc.                                                              262,214
                   39,900  Waste Connections, Inc.*                                                           1,582,434
                                                                                                              1,844,648
Office Automation and Equipment -- 0.1%
                    9,300  Pitney Bowes, Inc.                                                                   198,834
Office Supplies and Forms -- 0.1%
                    5,400  Avery Dennison Corp.                                                                 200,448
Oil - Field Services -- 0.9%
                    3,700  Baker Hughes, Inc.                                                                   157,620
                    3,900  Core Laboratories N.V.                                                               343,356
                    5,200  Exterran Holdings, Inc.*                                                             118,092
                   62,300  Halliburton Co.                                                                    2,060,261
                    7,000  Schlumberger, Ltd. (U.S. Shares)                                                     431,270
                    2,800  Superior Energy Services, Inc.*                                                       74,732
                   10,500  Weatherford International, Ltd.*                                                     179,550
                                                                                                              3,364,881
Oil and Gas Drilling -- 0%
                    4,000  Rowan Cos., Inc.*                                                                    121,440
Oil Companies - Exploration and Production -- 1.1%
                    1,000  Atlas Energy, Inc.                                                                    28,640
                    5,700  Cimarex Energy Co.                                                                   377,226
                    2,400  Concho Resources, Inc.*                                                              158,808
                   18,600  EOG Resources, Inc.                                                                1,729,242
                    3,900  Forest Oil Corp.*                                                                    115,830
                    5,000  Mariner Energy, Inc.*                                                                121,150
                   10,500  Occidental Petroleum Corp.                                                           822,150
                   12,000  SM Energy Co.                                                                        449,520
                    4,000  Ultra Petroleum Corp. (U.S. Shares)*                                                 167,920
                    1,000  Whitting Petroleum Corp.*                                                             95,510
                                                                                                              4,065,996
Oil Companies - Integrated -- 2.8%
                    6,700  Chevron Corp.                                                                        543,035
                   39,500  ConocoPhillips                                                                     2,268,485
                  107,300  Exxon Mobil Corp.                                                                  6,630,067
                   16,600  Marathon Oil Corp.                                                                   549,460
                    1,600  Murphy Oil Corp.                                                                      99,072
                                                                                                             10,090,119
Oil Field Machinery and Equipment -- 0.1%
                    1,900  Cameron International Corp.*                                                          81,624
                    9,200  Dresser-Rand Group, Inc.*                                                            339,388
                    1,200  FMC Technologies, Inc.*                                                               81,948
                                                                                                                502,960
Optical Supplies -- 0.1%
                    3,200  Alcon, Inc. (U.S. Shares)                                                            533,728
Paper and Related Products -- 0.1%
                   11,500  International Paper Co.                                                              250,125
                    5,000  Rayonier, Inc.                                                                       250,600
                                                                                                                500,725
Pharmacy Services -- 1.5%
                   46,200  Express Scripts, Inc. - Class A*                                                   2,249,940
                   57,866  Medco Health Solutions, Inc.*                                                      3,012,504
                    4,400  SXC Health Solutions Corp. (U.S. Shares)*                                            160,468
                                                                                                              5,422,912
Pipelines -- 0.1%
                    8,000  El Paso Corp.                                                                         99,040
                    7,000  Williams Cos., Inc.                                                                  133,770
                                                                                                                232,810
Power Converters and Power Supply Equipment -- 0%
                    2,100  Hubbell, Inc. - Class A                                                              106,575
Printing - Commercial -- 0%
                    2,700  VistaPrint N.V. (U.S. Shares)*                                                       104,355
Private Corrections -- 0%
                    5,200  Corrections Corporation of America*                                                  128,336
Property and Casualty Insurance -- 0.1%
                      800  Arch Capital Group, Ltd.*                                                             67,040
                    3,600  Travelers Cos., Inc.                                                                 187,560
                                                                                                                254,600
Publishing - Books -- 0.3%
                   28,200  John Wiley & Sons, Inc. - Class A                                                  1,152,252
Quarrying -- 0.4%
                   18,000  Compass Minerals International, Inc.                                               1,379,160
Real Estate Management/Services -- 0.1%
                   12,000  CB Richard Ellis Group, Inc. - Class A*                                              219,360
                    3,400  Jones Lang LaSalle, Inc.                                                             293,318
                                                                                                                512,678
Real Estate Operating/Development -- 0.1%
                    7,400  St. Joe Co.*                                                                         184,038
Reinsurance -- 0.1%
                    8,100  Axis Capital Holdings, Ltd.                                                          266,814
                    3,100  Endurance Specialty Holdings, Ltd.                                                   123,380
                    4,600  Validus Holdings, Ltd.                                                               121,256
                                                                                                                511,450
REIT - Apartments -- 0.3%
                   12,500  Apartment Investment & Management Co. - Class A                                      267,250
                    5,900  Equity Residential                                                                   280,663
                    2,300  Essex Property Trust, Inc.                                                           251,712
                    6,700  UDR, Inc.                                                                            141,504
                                                                                                                941,129
REIT - Diversified -- 0.1%
                    5,100  Digital Realty Trust, Inc.                                                           314,670
                    2,000  Vornado Realty Trust                                                                 171,060
                                                                                                                485,730
REIT - Health Care -- 0%
                    1,200  Ventas, Inc.                                                                          61,884
REIT - Regional Malls -- 0.1%
                   24,000  General Growth Properties, Inc.                                                      374,400
REIT - Shopping Centers -- 0%
                      800  Federal Realty Investment Trust                                                       65,328
REIT - Storage -- 0.1%
                    5,100  Public Storage                                                                       494,904
Rental Auto/Equipment -- 0.1%
                   14,600  Aaron Rents, Inc.                                                                    269,370
                   10,800  Hertz Global Holdings, Inc.*                                                         114,372
                                                                                                                383,742
Research & Development -- 0.1%
                   16,900  Pharmaceutical Product Development, Inc.                                             418,951
Respiratory Products -- 0.5%
                   55,600  ResMed, Inc.*                                                                      1,824,236
Retail - Apparel and Shoe -- 1.0%
                    1,700  Abercrombie & Fitch Co. - Class A                                                     66,844
                   19,300  Aeropostale, Inc.                                                                    448,725
                   60,700  Limited Brands, Inc.                                                               1,625,546
                    9,200  Phillips-Van Heusen Corp.                                                            553,472
                   12,300  Ross Stores, Inc.                                                                    671,826
                    2,400  Urban Outfitters, Inc.*                                                               75,456
                                                                                                              3,441,869
Retail - Auto Parts -- 0.8%
                    2,900  Advance Auto Parts, Inc.                                                             170,172
                    8,500  AutoZone, Inc.                                                                     1,945,735
                   11,900  O'Reilly Automotive, Inc.*                                                           633,080
                                                                                                              2,748,987
Retail - Automobile -- 0.1%
                    9,300  AutoNation, Inc.*                                                                    216,225
Retail - Building Products -- 0.1%
                   12,300  Home Depot, Inc.                                                                     389,664
                    4,200  Lowe's Cos., Inc.                                                                     93,618
                                                                                                                483,282
Retail - Catalog Shopping -- 0%
                      200  MSC Industrial Direct Co. - Class A                                                   10,808
Retail - Consumer Electronics -- 0%
                    2,800  Best Buy Co., Inc.                                                                   114,324
Retail - Discount -- 1.2%
                    4,500  Big Lots, Inc.                                                                       149,625
                    5,900  Costco Wholesale Corp.                                                               380,491
                    6,500  Dollar Tree, Inc.*                                                                   316,940
                   14,400  Family Dollar Stores, Inc.                                                           635,904
                   11,600  Target Corp.                                                                         619,904
                   42,300  Wal-Mart Stores, Inc.                                                              2,263,896
                                                                                                              4,366,760
Retail - Drug Store -- 0.1%
                    6,146  CVS Caremark Corp.                                                                   193,415
                    6,900  Walgreen Co.                                                                         231,150
                                                                                                                424,565
Retail - Gardening Products -- 0.1%
                    5,700  Tractor Supply Co.                                                                   226,062
Retail - Jewelry -- 0.3%
                   24,800  Tiffany & Co.                                                                      1,165,352
Retail - Mail Order -- 0.1%
                   16,600  Williams-Sonoma, Inc.                                                                526,220
Retail - Major Department Stores -- 0.5%
                   37,600  TJX Cos., Inc.                                                                     1,678,088
Retail - Office Supplies -- 0%
                    2,500  Staples, Inc.                                                                         52,300
Retail - Pet Food and Supplies -- 0.1%
                   13,100  PetSmart, Inc.                                                                       458,500
Retail - Regional Department Stores -- 0%
                    5,400  Macy's, Inc.                                                                         124,686
Retail - Restaurants -- 2.1%
                    7,100  Brinker International, Inc.                                                          133,906
                    6,900  Burger King Holdings, Inc.                                                           164,772
                    2,300  Chipotle Mexican Grill, Inc. - Class A*                                              395,600
                   10,700  Darden Restaurants, Inc.                                                             457,746
                   42,200  McDonald's Corp.                                                                   3,144,322
                    5,300  Panera Bread Co. - Class A*                                                          469,633
                   72,900  Starbucks Corp.                                                                    1,864,782
                   21,200  Yum! Brands, Inc.                                                                    976,472
                                                                                                              7,607,233
Retail - Sporting Goods -- 0.1%
                   10,700  Dick's Sporting Goods, Inc.*                                                         300,028
Savings/Loan/Thrifts -- 0.1%
                   19,900  Hudson City Bancorp, Inc.                                                            243,974
Schools -- 0.3%
                   15,000  Career Education Corp.*                                                              322,050
                    7,600  Devry, Inc.                                                                          373,996
                      300  ITT Educational Services, Inc.*                                                       21,081
                    2,900  Strayer Education, Inc.                                                              506,050
                                                                                                              1,223,177
Semiconductor Components/Integrated Circuits -- 0.3%
                    2,700  Analog Devices, Inc.                                                                  84,726
                    7,000  Atmel Corp.                                                                           55,720
                   18,800  Cypress Semiconductor Corp.*                                                         236,504
                    7,000  Linear Technology Corp.                                                              215,110
                   20,800  Marvell Technology Group, Ltd.*                                                      364,208
                                                                                                                956,268
Semiconductor Equipment -- 0.5%
                   87,000  Applied Materials, Inc.                                                            1,016,160
                    5,100  KLA-Tencor Corp.                                                                     179,673
                    4,200  Lam Research Corp.*                                                                  175,770
                    9,300  Novellus Systems, Inc.*                                                              247,194
                    8,500  Teradyne, Inc.*                                                                       94,690
                    4,800  Varian Semiconductor Equipment Associates, Inc.*                                     138,144
                                                                                                              1,851,631
Soap and Cleaning Preparations -- 0.1%
                    7,000  Church & Dwight Co., Inc.                                                            454,580
Software Tools -- 0.2%
                    7,600  VMware, Inc. - Class A*                                                              645,544
Steel - Producers -- 0.2%
                    7,800  Carpenter Technology Corp.                                                           262,938
                    8,900  Nucor Corp.                                                                          339,980
                                                                                                                602,918
Steel - Specialty -- 0.1%
                    5,200  Allegheny Technologies, Inc.                                                         241,540
Telecommunication Equipment -- 1.0%
                   83,200  Harris Corp.                                                                       3,684,928
Telecommunication Equipment - Fiber Optics -- 0.3%
                    3,600  Ciena Corp.*                                                                          56,052
                   13,700  Corning, Inc.                                                                        250,436
                   53,400  JDS Uniphase Corp.*                                                                  661,626
                                                                                                                968,114
Telecommunication Services -- 0.2%
                   13,700  Amdocs, Ltd. (U.S. Shares)*                                                          392,642
                    7,800  tw telecom, inc.*                                                                    144,846
                                                                                                                537,488
Telephone - Integrated -- 0.3%
                   68,800  Frontier Communications Corp.                                                        562,096
                   46,100  Windstream Corp.                                                                     566,569
                                                                                                              1,128,665
Television -- 0.1%
                   11,900  CBS Corp. - Class B                                                                  188,734
Textile-Home Furnishings -- 0%
                    1,600  Mohawk Industries, Inc.*                                                              85,280
Theaters -- 0.1%
                   13,900  Regal Entertainment Group - Class A                                                  182,368
Therapeutics -- 0.1%
                    6,000  BioMarin Pharmaceutical, Inc.*                                                       134,100
                    4,600  Warner Chilcott, Ltd. - Class A*                                                     103,224
                                                                                                                237,324
Tobacco -- 1.3%
                   57,300  Altria Group, Inc.                                                                 1,376,346
                   60,900  Philip Morris International, Inc.                                                  3,411,618
                                                                                                              4,787,964
Toys -- 0.3%
                   19,000  Hasbro, Inc.                                                                         845,690
                   14,300  Mattel, Inc.                                                                         335,478
                                                                                                              1,181,168
Transportation - Equipment & Leasing -- 0%
                    5,500  GATX Corp.                                                                           161,260
Transportation - Marine -- 0.1%
                    3,400  Frontline, Ltd.                                                                       96,662
                    2,900  Kirby Corp.*                                                                         116,174
                                                                                                                212,836
Transportation - Railroad -- 0.3%
                   19,200  Kansas City Southern*                                                                718,272
                    3,200  Union Pacific Corp.                                                                  261,760
                                                                                                                980,032
Transportation - Services -- 0.6%
                    3,000  C.H. Robinson Worldwide, Inc.                                                        209,760
                    3,100  Expeditors International of Washington, Inc.                                         143,313
                   15,700  FedEx Corp.                                                                        1,342,350
                    5,000  Ryder System, Inc.                                                                   213,850
                    1,700  United Parcel Service, Inc. - Class B                                                113,373
                                                                                                              2,022,646
Transportation - Truck -- 0.1%
                    3,900  Con-way, Inc.                                                                        120,861
                    3,900  Landstar System, Inc.                                                                150,618
                                                                                                                271,479
Veterinary Diagnostics -- 0.1%
                   10,800  VCA Antech, Inc.*                                                                    227,772
Vitamins and Nutrition Products -- 0.5%
                    6,000  Herbalife, Ltd.                                                                      362,100
                   27,900  Mead Johnson Nutrition Co. - Class A                                               1,587,789
                                                                                                              1,949,889
Water Treatment Systems -- 0%
                    5,400  Nalco Holding Co.                                                                    136,134
Web Portals/Internet Service Providers -- 0.8%
                    4,700  Google, Inc. - Class A*                                                            2,471,213
                   17,100  Yahoo!, Inc.*                                                                        242,307
                                                                                                              2,713,520
Wireless Equipment -- 0.4%
                   11,500  American Tower Corp. - Class A                                                       589,490
                   16,000  Crown Castle International Corp.*                                                    706,400
                      900  QUALCOMM, Inc.                                                                        40,608
                    6,300  SBA Communications Corp. - Class A*                                                  253,890
                                                                                                              1,590,388
------------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $312,065,036)                                                                     359,552,084
------------------------------------------------------------------------------------------------------------------------
Money Market -- 0.2 %
                  839,000  Janus Cash Liquidity Fund LLC, 0% (cost $839,000)                                    839,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $312,904,036) - 100%                                                        $ 360,391,084
------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC            Public Limited Company

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American
               Stock Exchange.

*              Non-income producing security.


Summary of Investments by Country - (Long Positions)
-------------------------------------------------------------------
                                                    % of Investment
Country                                       Value      Securities
Bermuda                            $      1,039,360            0.3%
Canada                                    2,209,998            0.6%
Cayman Islands                              362,100            0.1%
Guernsey                                    392,642            0.1%
Ireland                                   3,213,263            0.9%
Liberia                                     211,251            0.1%
Netherlands                                 555,291            0.2%
Netherlands Antilles                        431,270            0.1%
Panama                                       66,510            0.0%
Singapore                                   429,941            0.1%
Switzerland                               1,525,645            0.4%
United States++                         349,953,813           97.1%
-------------------------------------------------------------------
Total                              $    360,391,084          100.0%
-------------------------------------------------------------------

++  (Includes Cash Equivalents 96.9% excluding Cash Equivalents)


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)
                                                                                        Level 3 -
                                                              Level 2 - Other           Significant
                                            Level 1 -         Significant Observable    Unobservable
                                            Quoted Prices     Inputs                    Inputs
--------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Growth Fund
Common Stock                                   $ 359,552,084              $       -               $ -

Money Market                                               -                839,000                 -

Total Investments in Securities                $ 359,552,084              $ 839,000               $ -
--------------------------------------------------------------------------------------------------------

INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 98.7 %
Advertising Services -- 0.6%
                  800  Dentsu, Inc.                                                                      $    18,592
                  207  JC Decaux S.A.*                                                                         5,467
                  361  Publicis Groupe                                                                        17,167
                                                                                                              41,226
Aerospace and Defense -- 1.0%
                7,443  Rolls-Royce Group PLC                                                                  70,645
Aerospace and Defense - Equipment -- 0.4%
                  538  Cobham PLC                                                                              1,955
                  939  European Aeronautic Defence and Space Co. N.V.*                                        23,479
                                                                                                              25,434
Agricultural Operations -- 0.1%
                2,000  Wilmar International, Ltd.                                                              9,136
Airlines -- 0.9%
                5,000  All Nippon Airways Co., Ltd.                                                           18,512
                1,101  British Airways PLC                                                                     4,198
                8,000  Cathay Pacific Airways, Ltd.                                                           21,706
                1,275  Iberia Lineas Aereas de Espana S.A.*                                                    4,977
                1,340  Singapore Airlines, Ltd.                                                               16,623
                                                                                                              66,016
Total Airport Development - Maintenance -- 0.1%
                   79  Fraport A.G. Frankfurt Airport Services Worldwide                                       4,807
Apparel Manufacturers -- 1.3%
                2,970  Burberry Group PLC                                                                     48,552
                  111  Christian Dior                                                                         14,532
                  136  Hermes International                                                                   31,109
                                                                                                              94,193
Athletic Footwear -- 0.1%
                   25  Adidas A.G.                                                                             1,549
                1,500  Yue Yuen Industrial Holdings, Ltd.                                                      5,559
                                                                                                               7,108
Audio and Video Products -- 0.3%
                  700  Sony Corp.                                                                             21,657
Automotive - Medium and Heavy Duty Trucks -- 0.8%
                2,000  Hino Motors, Ltd.                                                                       9,685
                2,090  Scania A.B.                                                                            46,224
                                                                                                              55,909
Automotive - Truck Parts and Equipment - Original -- 0.2%
                  100  Aisin Seiki Co., Ltd.                                                                   3,121
                  500  NOK Corp.                                                                               8,697
                                                                                                              11,818
Automotive - Cars and Light Trucks -- 1.9%
                  288  Bayerische Motoren Werke A.G.                                                          20,230
                  159  Daimler A.G.*                                                                          10,087
                4,000  Fuji Heavy Industries, Ltd.                                                            25,558
                8,000  Isuzu Motors, Ltd.                                                                     30,964
                  700  Nissan Motor Co., Ltd.                                                                  6,133
                2,799  Volvo A.B. - Class B*                                                                  41,174
                                                                                                             134,146
Beverages - Wine and Spirits -- 0.1%
                  467  Diageo PLC                                                                              8,046
Beverages -- Non-Alcoholic -- 0.5%
                3,244  Coca-Cola Amatil, Ltd.                                                                 37,578
Bicycle Manufacturing -- 0.2%
                  300  Shimano, Inc.                                                                          15,908
Brewery -- 2.6%
                  744  Anheuser-Busch InBev N.V.                                                              43,705
                  400  Asahi Breweries, Ltd.                                                                   8,018
                  212  Carlsberg A/S - Class B                                                                22,094
                1,030  Foster's Group, Ltd.                                                                    6,086
                   65  Heineken Holding N.V.                                                                   2,846
                  236  Heineken N.V.                                                                          12,266
                2,911  SABMiller PLC                                                                          93,125
                                                                                                             188,140
Building - Heavy Construction -- 0.3%
                1,097  Skanska A.B. - Class B                                                                 20,170
Building and Construction - Miscellaneous -- 0.4%
                1,000  Kajima Corp.                                                                            2,408
                  329  Koninklijke Boskalis Westminster N.V.                                                  13,816
                3,000  Obayashi Corp.                                                                         11,933
                1,000  Taisei Corp.                                                                            2,063
                                                                                                              30,220
Building and Construction Products - Miscellaneous -- 1.0%
                  414  Fletcher Building, Ltd.                                                                 2,445
                   32  Geberit A.G.                                                                            5,705
                1,500  JS Group Corp.                                                                         29,467
                1,000  Panasonic Electric Works Co., Ltd.                                                     13,279
                   12  Sika A.G.                                                                              22,158
                                                                                                              73,054
Building Products - Air and Heating -- 0.1%
                  100  Rinnai Corp.                                                                            5,885
Building Products - Doors and Windows -- 0.6%
                4,000  Asahi Glass Co., Ltd.                                                                  40,901
Cable Television -- 0.7%
                3,691  British Sky Broadcasting Group PLC                                                     40,904
                    9  Jupiter Telecommunications Co., Ltd.                                                    9,706
                                                                                                              50,610
Casino Hotels -- 0.1%
                1,700  Sands China, Ltd.*                                                                      3,068
                  900  Wynn Macau, Ltd.*                                                                       1,553
                                                                                                               4,621
Cellular Telecommunications -- 1.8%
                  441  Millicom International Cellular S.A. (SDR)                                             42,120
                    6  NTT DoCoMo, Inc.                                                                       10,023
               31,081  Vodafone Group PLC                                                                     76,930
                                                                                                             129,073
Chemicals - Diversified -- 1.3%
                  433  BASF S.E.                                                                              27,354
                1,000  Denki Kagaku Kogyo Kabushiki Kaisha                                                     4,312
                  195  Koninklijke DSM N.V.                                                                   10,004
                6,000  Mitsubishi Chemical Holdings Corp.                                                     30,548
                1,000  Mitsubishi Gas Chemical Co., Inc.                                                       5,823
                  300  Nitto Denko Corp.                                                                      11,769
                   28  Wacker Chemie A.G.                                                                      5,175
                                                                                                              94,985
Chemicals - Specialty -- 0.5%
                1,000  Daicel Chemical Industries, Ltd.                                                        6,747
                   25  Givaudan S.A.                                                                          25,566
                   28  Lonza Group A.G.                                                                        2,394
                                                                                                              34,707
Coal -- 0.1%
                  885  MacArthur Coal, Ltd.                                                                   10,032
Commercial Banks -- 7.0%
                3,031  Australia and New Zealand Banking Group, Ltd.                                          69,358
                1,947  Banco de Sabadell S.A.                                                                  9,745
                1,416  Banco Santander Central Hispano S.A.                                                   17,938
                  358  Bank of Cyprus Public Co., Ltd.                                                         1,805
                8,500  BOC Hong Kong Holdings, Ltd.                                                           26,952
                  483  Commerzbank A.G.*                                                                       3,997
                1,931  Commonwealth Bank of Australia                                                         95,483
                  216  Danske Bank A/S*                                                                        5,208
                1,000  DBS Group Holdings, Ltd.                                                               10,702
                  876  Den Norske Bank A.S.A.                                                                 11,948
                2,000  Fukuoka Financial Group, Inc.                                                           8,020
                  114  KBC Groep N.V.*                                                                         5,125
               24,367  Lloyds Banking Group PLC                                                               28,435
                4,000  Nishin-Nippon City Bank, Ltd.                                                          11,470
                4,000  Oversea-Chinese Banking Corp., Ltd.                                                    26,904
                  943  Pohjola Bank PLC                                                                       11,459
                2,300  Sapporo Hokuyo Holdings, Inc.                                                          10,655
                  907  Skandinaviska Enskilda Banken A.B.                                                      6,742
                2,678  Sparbanken Sverige A.B. - Class A*                                                     37,210
                1,257  Standard Chartered PLC                                                                 36,116
                  443  Suncorp-Metway, Ltd.                                                                    3,853
                  308  Svenska Handelsbanken A.B. - Class A                                                   10,114
                1,000  United Overseas Bank, Ltd.                                                             13,924
                1,301  Westpac Banking Corp.                                                                  29,214
                  500  Wing Hang Bank, Ltd.                                                                    6,118
                                                                                                             498,495
Commercial Services -- 0.9%
                1,577  Aggreko PLC                                                                            38,938
                  493  Intertek Group PLC                                                                     14,185
                    5  SGS S.A.                                                                                8,088
                                                                                                              61,211
Commercial Services - Finance -- 0.2%
                1,369  Experian PLC                                                                           14,909
Computer Aided Design -- 0.3%
                  245  Dassault Systemes S.A.                                                                 18,049
Computers - Integrated Systems -- 0.1%
                    1  NTT Data Corp.                                                                          3,170
                   20 Obic Co., Ltd.                                                                           3,788
                                                                                                               6,958
Consulting Services -- 0.3%
                  194  Bereau Veritas S.A.                                                                    13,556
                1,147  Serco Group PLC                                                                        11,091
                                                                                                              24,647
Containers - Metal and Glass -- 0.1%
                  534  Rexam PLC                                                                               2,578
                  100  Toyo Seikan Kaisha, Ltd.                                                                1,822
                                                                                                               4,400
Containers - Paper and Plastic -- 0.6%
                6,696  Amcor, Ltd.                                                                            42,124
Cosmetics and Toiletries -- 1.1%
                  152  L'Oreal S.A.                                                                           17,125
                1,600  Shiseido Co., Ltd.                                                                     35,990
                  700  Unicharm Corp.                                                                         28,213
                                                                                                              81,328
Cruise Lines -- 0.2%
                  316  Carnival PLC                                                                           12,428
Dialysis Centers -- 0.1%
                  100  Fresenius Medical Care A.G. & Co. KGaA                                                  6,178
Distribution/Wholesale -- 0.9%
                1,000  Jardine Cycle & Carriage, Ltd.                                                         29,954
                6,000  Li & Fung, Ltd.                                                                        33,585
                                                                                                              63,539
Diversified Banking Institutions -- 2.2%
                3,447  Barclays PLC                                                                           16,184
                   32  BNP Paribas                                                                             2,287
                6,490  HSBC Holdings PLC                                                                      65,716
                  252  Julius Baer Group, Ltd.                                                                 9,188
                1,513  Natixis*                                                                                8,681
               33,209  Royal Bank of Scotland Group PLC                                                       24,688
                1,778  UBS A.G.*                                                                              30,250
                                                                                                             156,994
Diversified Financial Services -- 0.3%
                2,490  Criteria Caixacorp S.A.                                                                13,095
                1,016  Investec PLC                                                                            8,127
                                                                                                              21,222
Diversified Minerals -- 1.5%
                  486  Angiodynamics, Inc.                                                                    19,337
                  601  BHP Billiton PLC                                                                       19,188
                1,518  BHP Billiton, Ltd.                                                                     57,861
                8,298  Oxiana, Ltd.                                                                           11,750
                   31  Xstrata PLC                                                                               595
                                                                                                             108,731
Diversified Operations -- 2.9%
                  172  Exor S.P.A.                                                                             3,989
                  311  GEA Group A.G.                                                                          7,781
                1,000  Hutchison Whampoa, Ltd.                                                                 9,316
                2,000  Keppel Corp., Ltd.                                                                     13,683
                  290  LVMH Moet Hennessy Louis Vuitton S.A.                                                  42,621
                  383  Siemens A.G.                                                                           40,504
                2,421  Smiths Group PLC                                                                       46,419
                  500  Swire Pacific, Ltd. - Class A                                                           6,884
                  436  Wartsila Oyj - Class B                                                                 28,470
                1,000  Wharf Holdings, Ltd.                                                                    6,432
                                                                                                             206,099
Diversified Operations - Commercial Services -- 0.2%
                1,210  Bunzl PLC                                                                              14,438
E-Commerce/Services -- 0.3%
                  600  Dena, Co., Ltd.                                                                        18,901
                    2  Rakuten, Inc.                                                                           1,464
                                                                                                              20,365
Electric - Distribution -- 0%
                  191  AGL Energy, Ltd.                                                                        2,984
Electric - Integrated -- 1.1%
                1,500  CLP Holdings, Ltd.                                                                     11,977
                  200  Hokkaido Electric Power Co., Inc.                                                       3,985
                2,000  HongKong Electric Holdings                                                             12,158
                5,934  International Power PLC                                                                36,207
                  100  Kansai Electric Power Co., Inc.                                                         2,429
                  100  Tohoku Electric Power Co., Inc.                                                         2,213
                  300  Tokyo Electric Power Co., Inc.                                                          7,321
                                                                                                              76,290
Electric Products - Miscellaneous -- 1.7%
               10,000  Hitachi, Ltd.                                                                          43,777
                  488  Legrand S.A.                                                                           16,512
                3,000  Mitsubishi Electric Corp.                                                              25,882
                  400  Nidec Corp.                                                                            35,658
                                                                                                             121,829
Electronic Components - Miscellaneous -- 1.9%
                2,259  Koninklijke Philips Electronics N.V.                                                   71,201
                  100  Kyocera Corp.                                                                           9,502
                  100  Murata Manufacturing Co., Ltd.                                                          5,273
                1,000  Nippon Electric Glass Co, Ltd.                                                         13,677
                1,600  Omron Corp.                                                                            36,447
                                                                                                             136,100
Electronic Components - Semiconductors -- 1.2%
                7,914  ARM Holdings PLC                                                                       49,326
                  400  Elpida Memory, Inc.*                                                                    4,618
                4,461  Infineon Technologies A.G.*                                                            30,984
                                                                                                              84,928
Electronics - Military -- 0.5%
                1,211  Safran S.A.                                                                            34,117
Engineering - Research and Development Services -- 0.4%
                  364  ABB, Ltd.                                                                               7,683
                9,000  Singapore Technologies Engineering, Ltd.                                               23,035
                                                                                                              30,718
Enterprise Software/Services -- 0.2%
                  300  Oracle Corp. Japan                                                                     14,290
Filtration and Separations Products -- 0.5%
                1,826  Afla Laval A.B.                                                                        32,065
Finance - Credit Card -- 0.1%
                  500  Credit Saison Co., Ltd.                                                                 6,705
Finance - Investment Bankers/Brokers -- 0.3%
                2,965  ICAP PLC                                                                               20,133
Finance - Leasing Companies -- 0.3%
                  220  Mitsubishi UFJ Lease & Finance Co., Ltd.                                                7,754
                  200  Orix Corp.                                                                             15,321
                                                                                                              23,075
Food - Baking -- 0.1%
                  244  ARYZTA A.G.                                                                            10,659
Food - Catering -- 1.0%
                8,692  Compass Group PLC                                                                      72,471
Food - Confectionary -- 0%
                    1  Lindt & Spruengli A.G.                                                                  2,361
Food - Miscellaneous/D iversified -- 2.6%
                1,283  Associated British Foods PLC                                                           21,150
                   38  Kerry Group PLC                                                                         1,333
                  200  MEIJI Holdings Co., Ltd.                                                                9,428
                2,559  Nestle S.A.                                                                           136,420
                  307  Unilever N.V.                                                                           9,197
                  298  Unilever PLC                                                                            8,633
                                                                                                             186,161
Food - Retail -- 0.7%
                   49  Carrefour S.A.                                                                          2,639
                   26  Casino Guichard Perrachon S.A.                                                          2,384
                  120  Delhaize Group                                                                          8,699
                1,425  J Sainsbury PLC                                                                         8,743
                1,439  Jeronimo Martins SGPS S.A.                                                             19,267
                  531  Tesco PLC                                                                               3,538
                   58  Woolworths, Ltd.                                                                        1,618
                                                                                                              46,888
Food - Wholesale/Distribution -- 0.3%
                  457  Kesko, Ltd.                                                                            21,437
Gas - Distribution -- 0.9%
                6,274  Centrica PLC                                                                           31,895
                6,000  Hong Kong & China Gas Co., Ltd.                                                        15,189
                4,000  Tokyo Gas Co., Ltd.                                                                    18,164
                                                                                                              65,248
Gold Mining -- 0.3%
                   80  Newcrest Mining, Ltd.                                                                   3,067
                  166  Randgold Resources, Ltd.                                                               16,775
                                                                                                              19,842
Hotels and Motels -- 0.8%
                1,000  City Developments, Ltd.                                                                 9,698
                2,012  Intercontinental Hotels Group PLC                                                      36,027
                4,000  Shangri-La Asia, Ltd.                                                                   9,079
                                                                                                              54,804
Human Resources -- 0.1%
                   64  Adecco S.A.                                                                             3,350
                  131  Randstad Holding N.V.*                                                                  5,956
                                                                                                               9,306
Import/Export -- 0.8%
                2,400  Itochu Corp.                                                                           22,028
                1,000  Marubeni Corp.                                                                          5,669
                  300  Mitsubishi Corp.                                                                        7,121
                  600  Mitsui & Co., Ltd.                                                                      8,930
                1,000  Sumitomo Corp.                                                                         12,924
                                                                                                              56,672
Industrial Automation and Robotics -- 0.7%
                  400  Fanuc, Ltd.                                                                            50,744
Industrial Gases -- 0.1%
                   22  Air Liquide S.A.                                                                        2,692
                   17  Linde A.G.                                                                              2,217
                                                                                                               4,909
Instruments - Scientific -- 0%
                  100  Hamamatsu Photonics KK                                                                  3,269
Investment Companies -- 0.9%
                    3  Israel Corp., Ltd.*                                                                     2,874
                1,586  Kinnevik Investment A.B.                                                               33,644
                  698  Ratos A.B.                                                                             24,147
                                                                                                              60,665
Investment Management and Advisory Services -- 0.1%
                  328  Schroders PLC                                                                           7,421
Leisure & Recreation Products -- 0.2%
                1,100  Sega Sammy Holdings, Inc.                                                              16,785
Life and Health Insurance -- 1.1%
                  311  Aviva PLC                                                                               1,952
                1,404  AXA Asia Pacific Holdings, Ltd.                                                         6,973
                    5  Dai-ichi Life Insurance Co., Ltd.                                                       6,040
               13,315  Legal & General Group PLC                                                              21,690
                7,932  Old Mutual PLC                                                                         17,309
                    6  Sony Financial Holdings, Inc.                                                          19,543
                1,332  Standard Life PLC                                                                       4,826
                                                                                                              78,333
Machine Tools and Related Products -- 0.2%
                1,070  Sandvik A.B.                                                                           16,436
Machinery - Construction and Mining -- 1.0%
                1,423  Atlas Copco A.B. - Class A                                                             27,539
                1,885  Atlas Copco A.B. - Class B                                                             33,209
                  400  Komatsu, Ltd.                                                                           9,315
                                                                                                              70,063
Machinery - Electrical -- 0.9%
                  149  Schindler Holding A.G.                                                                 15,939
                  302  Schindler Holding A.G.                                                                 32,418
                  100  SMC Corp.                                                                              13,222
                                                                                                              61,579
Machinery - General Industrial -- 1.7%
                  568  Hexagon A.B. - Class B                                                                 12,207
                1,000  Ishikawajima-Harima Heavy Industries Co., Ltd.                                          1,943
                  751  Kone Oyj - Class B                                                                     38,830
                  160  MAN A.G.                                                                               17,451
                  872  Metso Corp.                                                                            40,056
                2,000  Sumitomo Heavy Industries, Ltd.                                                        10,337
                                                                                                             120,824
Medical - Biomedical and Genetic -- 0.5%
                  293  Novozymes A/S                                                                          37,267
Medical - Drugs -- 5.3%
                  986  AstraZeneca PLC                                                                        50,053
                1,787  GlaxoSmithKline PLC                                                                    35,250
                  200  Hisamitsu Pharmaceutical Co., Inc.                                                      8,179
                1,000  Mitsubishi Tanabe Pharma Corp.                                                         16,296
                1,314  Novartis A.G.                                                                          75,737
                  921  Novo Nordisk A/S                                                                       91,173
                   35  Roche Holding A.G.                                                                      4,780
                3,301  Shire PLC                                                                              74,323
                  400  Takeda Pharmaceutical Co., Ltd.                                                        18,435
                                                                                                             374,226
Medical - Generic Drugs -- 0.4%
                  588  Teva Pharmaceutical Industries, Ltd.                                                   31,185
Medical Instruments -- 0.7%
                1,403  Getinge A.B.                                                                           32,820
                  200  Sysmex Corp.                                                                           13,875
                                                                                                              46,695
Medical Products -- 1.1%
                  329  Cochlear, Ltd.                                                                         22,351
                  118  Coloplast A/S                                                                          14,078
                  181  Fresenius S.E.                                                                         14,487
                  287  Smith & Nephew PLC                                                                      2,618
                  191  Sonova Holding A.G.                                                                    23,341
                                                                                                              76,875
Metal - Aluminum -- 0.1%
                3,927  Alumina, Ltd.                                                                           6,869
Metal - Copper -- 0.2%
                  579  Antofagasta PLC                                                                        11,272
                   55  Kazakhmys PLC                                                                           1,258
                                                                                                              12,530
Metal - Diversified -- 0.8%
                  549  Rio Tinto PLC                                                                          32,233
                  244  Rio Tinto, Ltd.                                                                        18,101
                  230  Vedanta Resources PLC                                                                   7,839
                                                                                                              58,173
Metal - Iron -- 0%
                  141  Fortescue Metals Group, Ltd.*                                                             711
Metal Processors and Fabricators -- 1.0%
                1,738  Assa Abloy A.B. - Class B                                                              43,928
                   83  Johnson Matthey PLC                                                                     2,299
                1,000  NSK, Ltd.                                                                               6,802
                  693  SKF A.B.                                                                               15,965
                                                                                                              68,994
Mining Services -- 0.5%
                1,346  Orica, Ltd.                                                                            33,440
Multi-Line Insurance -- 0.2%
                  282  ING Groep N.V.*                                                                         2,912
                   53  Zurich Financial Services A.G.                                                         12,435
                                                                                                              15,347
Multimedia -- 1.5%
                4,085  Pearson PLC                                                                            63,268
                4,024  WPP PLC                                                                                44,556
                                                                                                             107,824
Office Automation and Equipment -- 0.5%
                  700  Canon, Inc.                                                                            32,741
Office Supplies and Forms -- 0.1%
                   52  Societe BIC S.A.                                                                        4,176
Oil - Field Services -- 1.0%
                  127  AMEC PLC                                                                                1,970
                   77  Fugro N.V.                                                                              5,066
                1,665  Petrofac, Ltd.                                                                         35,937
                  595  Saipem S.P.A.                                                                          23,885
                   77  Technip S.A.                                                                            6,212
                                                                                                              73,070
Oil and Gas Drilling -- 0.3%
                  810  Seadrill, Ltd.                                                                         23,494
Oil Companies - Exploration and Production -- 0.8%
                8,342  Cairn Energy PLC*                                                                      59,481
Oil Companies - Integrated -- 0.9%
                2,259  BP PLC                                                                                 15,442
                  100  Idemitsu Kosan Co., Ltd.                                                                8,579
                1,202  Royal Dutch Shell PLC - Class A                                                        36,197
                  247  Royal Dutch Shell PLC - Class B                                                         7,210
                                                                                                              67,428
Oil Refining and Marketing -- 0.4%
                  366  Caltex Australia, Ltd.                                                                  4,254
                1,000  Cosmo Oil Co.                                                                           2,606
                4,200  JX Holdings, Inc.                                                                      24,410
                                                                                                              31,270
Optical Supplies -- 0%
                   34  Cie Generale d'Optique Essilor International S.A.                                       2,340
Paper and Related Products -- 1.1%
                  143  Holmen A.B. - Class B                                                                   4,418
                2,000  OJI Paper Co., Ltd.                                                                     8,855
                2,267  Stora Enso Oyj - Class R                                                               22,477
                2,456  UPM-Kymmene Oyj                                                                        42,143
                                                                                                              77,893
Power Converters and Power Supply Equipment -- 0.5%
                  295  Schneider Electric S.A.                                                                37,478
Precious Metals -- 0.1%
                  120  Umicore                                                                                 5,190
Property and Casualty Insurance -- 0.5%
                1,259  Admiral Group PLC                                                                      32,914
Public Thoroughfares -- 0.3%
               14,061  Macquarie Infrastructure Group                                                         20,291
                  193  Transurban Group                                                                          928
                                                                                                              21,219
Publishing - Books -- 0%
                  174  Reed Elsevier PLC                                                                       1,473
Publishing - Newspapers -- 0.3%
                6,000  Singapore Press Holdings, Ltd.                                                         19,413
Real Estate Management/Services -- 0.4%
                  400  Aeon Mall Co., Ltd.                                                                     9,745
                  300  Daito Trust Construction Co., Ltd.                                                     17,939
                                                                                                              27,684
Real Estate Operating/Development -- 1.2%
                1,200  CapitaMalls Asia, Ltd.                                                                  1,976
                6,000  Fraser and Neave, Ltd.                                                                 29,712
                3,000  Hang Lung Group, Ltd.                                                                  19,585
                3,000  Hang Lung Properties, Ltd.                                                             14,631
                2,000  Hysan Development Co., Ltd.                                                             7,154
                4,400  Keppel Land, Ltd.                                                                      13,542
                                                                                                              86,600
Recreational Vehicles -- 0.1%
                  300  Yamaha Motor Co., Ltd.*                                                                 4,500
REIT - Diversified -- 0.2%
                   12  Gecina S.A.                                                                             1,419
               11,102  Goodman Group                                                                           6,920
                  477  Liberty International PLC                                                               2,783
                                                                                                              11,122
REIT - Shopping Centers -- 0.2%
                   11  Japan Retail Fund Investment Corp.                                                     15,506
Resorts and Theme Parks -- 0.3%
                  200  Oriental Land Co., Ltd.                                                                18,656
Retail - Apparel and Shoe -- 0.9%
                  625  Hennes & Mauritz A.B. - Class B                                                        22,644
                  350  Inditex S.A.                                                                           27,780
                  320  Next PLC                                                                               11,146
                                                                                                              61,570
Retail - Automobile -- 0.1%
                  140  USS Co., Ltd.                                                                          10,467
Retail - Consumer Electronics -- 0%
                   10  Yamada Denki Co., Ltd.                                                                    621
Retail - Convenience Stores -- 0.2%
                  300  FamilyMart Co., Ltd.                                                                   10,770
Retail - Home Furnishings -- 0.1%
                   50  Nitori Co., Ltd.                                                                        4,182
Retail - Jewelry -- 2.5%
                1,704  Compagnie Financiere Richemont S.A.                                                    82,035
                  216  Swatch Group A.G.                                                                      81,434
                  255  Swatch Group A.G.                                                                      17,637
                                                                                                             181,106
Retail - Major Department Stores -- 0.6%
                1,300  Marui Group Co., Ltd.                                                                   9,760
                  143  PPR                                                                                    23,140
                1,000  Takashimaya Co., Ltd.                                                                   7,733
                                                                                                              40,633
Retail - Miscellaneous/Diversified -- 1.6%
                2,300  Aeon Co., Ltd.                                                                         24,730
                  200  Seven & I Holdings Co., Ltd.                                                            4,695
                  200  UNY Co., Ltd.                                                                           1,587
                  821  Wesfarmers, Ltd.                                                                       26,283
                1,684  Wesfarmers, Ltd.                                                                       53,522
                                                                                                             110,817
Retail - Restaurants -- 0.3%
                  200  McDonald's Holdings Co. Japan, Ltd.                                                     4,817
                  545  Whitbread PLC                                                                          13,924
                                                                                                              18,741
Rubber - Tires -- 0.8%
                  139  Compagnie Generale des Etablissements Michelin - Class B                               10,517
                  196  Continental A.G.*                                                                      15,237
                  459  Nokian Renkaat Oyj                                                                     15,785
                  697  PIRELLI & C.                                                                            5,676
                  700  Sumitomo Rubber Industries, Inc.                                                        6,861
                                                                                                              54,076
Satellite Telecommunications -- 0.6%
                  677  Eutelsat Communications                                                                25,853
                1,152  Inmarsat PLC                                                                           12,013
                  166  SES S.A. (FDR)                                                                          3,992
                                                                                                              41,858
Semiconductor Equipment -- 0.3%
                  749  ASML Holding N.V.                                                                      22,456
Shipbuilding -- 0.2%
               10,000  Yangzijiang Shipbuilding Holdings, Ltd.                                                13,410
Silver Mining -- 0.3%
                1,038  Fresnillo PLC                                                                          20,283
Soap and Cleaning Preparations -- 0.3%
                  365  Henkel KGaA                                                                            16,527
                  113  Reckitt Benckiser Group PLC                                                             6,220
                                                                                                              22,747
Steel - Producers -- 0.3%
                9,000  Kobe Steel, Ltd.                                                                       21,184
Steel - Specialty -- 0.1%
                2,000  Daido Steel Co., Ltd.                                                                   9,750
Steel Pipe and Tube -- 0.4%
                  208  TENARIS S.A.                                                                            3,994
                  227  Vallourec S.A.                                                                         22,586
                                                                                                              26,580
Telecommunication Services -- 1.8%
                2,019  Tele2 A.B. - Class B                                                                   42,436
                5,400  Telenor A.S.A.                                                                         84,696
                  486  TeliaSonera A.B.                                                                        3,933
                                                                                                             131,065
Telephone - Integrated -- 0.6%
                  472  Bezeq Israeli Telecommunication Corp., Ltd.                                             1,179
                3,188  BT Group PLC                                                                            7,015
                  700  Softbank Corp.                                                                         22,945
                   14  Swisscom A.G.                                                                           5,653
                  112  Telefonica S.A.                                                                         2,778
                                                                                                              39,570
Television -- 0.3%
                  239  Mediaset S.P.A.                                                                         1,695
                  289  Modern Times Group MTG A.B.                                                            21,554
                                                                                                              23,249
Textile - Products -- 0%
                  200  Kuraray Co., Ltd.                                                                       2,532
Tobacco -- 1.1%
                1,439  British American Tobacco PLC                                                           53,756
                    1  Japan Tobacco, Inc.                                                                     3,336
                  803  Swedish Match A.B.                                                                     21,442
                                                                                                              78,534
Toys -- 0.4%
                  100  Nintendo Co., Ltd.                                                                     24,997
Transportation - Marine -- 1.1%
                    1  A.P. Moller - Maersk Group - Class A                                                    8,084
                    1  A.P. Moller - Maersk Group - Class B                                                    8,312
                5,000  Kawasaki Kisen Kaisha, Ltd.                                                            18,868
                3,000  Mitsui O.S.K. Lines, Ltd.                                                              18,917
                3,000  Nippon Yusen KK                                                                        12,322
                1,500  Orient Overseas International, Ltd.                                                    11,968
                                                                                                              78,471
Transportation - Railroad -- 0.7%
                    4  Central Japan Railway Co.                                                              29,428
                2,000  Keihin Electric Express Railway                                                        19,352
                                                                                                              48,780
Transportation - Services -- 0.4%
                1,376  Asciano Group*                                                                          2,194
                  138  Koninklijke Vopak N.V.                                                                  6,593
                  117  Kuehne + Nagel International A.G.                                                      14,067
                  265  TNT N.V.                                                                                7,130
                                                                                                              29,984
Travel Services -- 0.2%
                  964  TUI A.G.*                                                                              11,790
Water -- 0.9%
                1,544  Severn Trent PLC                                                                       31,813
                3,299  United Utilities Group PLC                                                             29,708
                                                                                                              61,521
Web Portals/Internet Service Providers -- 0.1%
                   20  Yahoo! Japan Corp.                                                                      6,920
Wireless Equipment -- 0.1%
                  498  Telefonaktiebolaget L.M. Ericsson - Class B                                             5,474
--------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,022,434)                                                                       7,006,173
--------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 1.3 %
Automotive - Cars and Light Trucks -- 0.3%
                  227  Bayerische Motoren Werke A.G.                                                          10,604
                  128  Volkswagen A.G.                                                                        15,472
                                                                                                              26,076
Medical Products -- 0.4%
                  323  Fresenius A.G.                                                                         26,081
Soap and Cleaning Preparations -- 0.6%
                  796  Henkel A.G. & Co., KGaA                                                                42,810
--------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $87,960)                                                                          94,967
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,110,394) - 100%                                                         $ 7,101,140
--------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

FDR            Fixed Depositary Receipt

PLC            Public Limited Company

REIT           Real Estate Investment Trust

SDR            Swedish Depositary Receipt

*              Non-income producing security.

Summary of Investments by Country - (Long Positions)
---------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Australia                         $    573,845            8.1%
Belgium                                 62,719            0.9%
Bermuda                                 83,685            1.2%
Cayman Islands                           4,621            0.1%
Cyprus                                   1,805            0.0%
Denmark                                186,216            2.6%
Finland                                220,657            3.1%
France                                 362,659            5.1%
Germany                                331,322            4.7%
Hong Kong                              158,102            2.2%
Ireland                                  1,333            0.0%
Israel                                  35,238            0.5%
Italy                                   35,245            0.5%
Japan                                1,409,414           19.8%
Jersey                                 186,500            2.6%
Luxembourg                              50,106            0.7%
Netherlands                            192,922            2.7%
New Zealand                              2,445            0.0%
Norway                                  96,644            1.4%
Portugal                                19,267            0.3%
Singapore                              231,712            3.3%
Spain                                   76,313            1.1%
Sweden                                 555,495            7.8%
Switzerland                            629,298            8.9%
United Kingdom                       1,593,577           22.4%
---------------------------------------------------------------
Total                             $  7,101,140          100.0%
---------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)

                                                                                        Level 3 -
                                                           Level 2 - Other              Significant
                                            Level 1 -      Significant Observable       Unobservable
                                            Quoted Prices  Inputs                       Inputs
-----------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed International Fund
Common Stock                                            $             $ 7,006,173               $ -
Preferred Stock                                         -                  94,967                 -

Total Investments in Securities                         $             $ 7,101,140               $ -
-----------------------------------------------------------------------------------------------------------

INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.4 %
Advertising Sales -- 0%
                      300  Lamar Advertising Co. - Class A*                                               $       9,546
Aerospace and Defense -- 1.7%
                    7,600  Boeing Co.                                                                           505,704
                    1,700  General Dynamics Corp.                                                               106,777
                    1,600  Lockheed Martin Corp.                                                                114,048
                    5,700  Northrop Grumman Corp.                                                               345,591
                    3,300  Raytheon Co.                                                                         150,843
                      900  Rockwell Collins, Inc.                                                                52,425
                    2,200  Spirit Aerosystems Holdings, Inc.*                                                    43,846
                                                                                                              1,319,234
Aerospace and Defense - Equipment -- 0.4%
                    1,200  B.F. Goodrich Co.                                                                     88,476
                    1,500  BE Aerospace, Inc.                                                                    45,465
                    2,900  United Technologies Corp.                                                            206,567
                                                                                                                340,508
Agricultural Chemicals -- 0%
                      123  CF Industries Holdings, Inc.                                                          11,747
Airlines -- 0.6%
                    2,800  AMR Corp.                                                                             17,556
                   27,900  Southwest Airlines Co.                                                               364,653
                    3,400  UAL Corp.                                                                             80,342
                                                                                                                462,551
Apparel Manufacturers -- 0%
                      300  VF Corp.                                                                              24,306
Appliances -- 0.2%
                    2,400  Whirlpool Corp.                                                                      194,304
Applications Software -- 1.0%
                    2,800  Compuware Corp.*                                                                      23,884
                   32,100  Microsoft Corp.                                                                      786,129
                                                                                                                810,013
Audio and Video Products -- 0%
                      500  Harman International Industries, Inc.*                                                16,705
Automotive - Truck Parts and Equipment - Original -- 0.7%
                    6,200  Autoliv, Inc.                                                                        405,046
                      900  Johnson Controls, Inc.                                                                27,450
                      400  Lear Corp.*                                                                           31,572
                    1,800  TRW Automotive Holdings Corp.*                                                        74,808
                                                                                                                538,876
Batteries & Battery Systems -- 0%
                      300  Energizer Holdings, Inc.*                                                             20,169
Beverages - Wine and Spirits -- 0.3%
                    1,800  Brown-Forman Corp. - Class B                                                         110,952
                    5,900  Constellation Brands, Inc. - Class A*                                                104,371
                                                                                                                215,323
Beverages -- Non-Alcoholic -- 1.6%
                    2,300  Coca-Cola Co.                                                                        134,596
                    8,500  Coca-Cola Enterprises, Inc.                                                          263,500
                    7,900  Dr. Pepper Snapple Group, Inc.                                                       280,608
                    8,600  PepsiCo, Inc.                                                                        571,384
                                                                                                              1,250,088
Brewery -- 0.1%
                    1,700  Molson Coors Brewing Co. - Class B                                                    80,274
Broadcast Services and Programming -- 0.8%
                    2,400  Discovery Holding Co. - Class A*                                                     104,520
                    5,800  Liberty Global, Inc. - Class A*                                                      178,698
                    3,900  Liberty Media Corp. - Capital - Class A*                                             203,034
                    1,700  Liberty Media Corp. - Starz*                                                         110,296
                                                                                                                596,548
Building - Residential and Commercial -- 0.2%
                    7,100  Lennar Corp. - Class A                                                               109,198
                    1,700  Toll Brothers, Inc.*                                                                  32,334
                                                                                                                141,532
Building and Construction Products - Miscellaneous -- 0.1%
                    3,500  Owens Corning*                                                                        89,705
Cable Television -- 1.8%
                    9,800  Cablevision Systems New York Group - Class A                                         256,662
                   32,250  Comcast Corp. - Class A                                                              583,080
                   11,000  DISH Network Corp. - Class A*                                                        210,760
                    7,251  Time Warner Cable, Inc. - Class A                                                    391,482
                                                                                                              1,441,984
Cellular Telecommunications -- 1.0%
                   11,800  MetroPCS Communications, Inc.*                                                       123,428
                    4,400  N.I.I. Holdings, Inc.*                                                               180,840
                  107,900  Sprint Nextel Corp.*                                                                 499,577
                                                                                                                803,845
Chemicals - Diversified -- 1.0%
                    4,000  Dow Chemical Co.                                                                     109,840
                    4,400  E.I. du Pont de Nemours & Co.                                                        196,328
                    1,400  FMC Corp.                                                                             95,774
                    2,000  Huntsman Corp.                                                                        23,120
                    5,200  PPG Industries, Inc.                                                                 378,560
                                                                                                                803,622
Chemicals - Specialty -- 0.9%
                    3,800  Ashland, Inc.                                                                        185,326
                    2,800  Cabot Corp.                                                                           91,196
                    4,500  Cytec Industries, Inc.                                                               253,710
                    2,200  Eastman Chemical Co.                                                                 162,800
                      600  Sigma-Aldrich Corp.                                                                   36,228
                                                                                                                729,260
Coal -- 0.2%
                      300  Alpha Natural Resources, Inc.*                                                        12,345
                      500  Massey Energy Co.                                                                     15,510
                    2,600  Peabody Energy Corp.                                                                 127,426
                                                                                                                155,281
Coatings and Paint Products -- 0.4%
                    1,300  RPM International, Inc.                                                               25,896
                    2,100  Sherwin-Williams Co.                                                                 157,794
                    4,400  Valspar Corp.                                                                        140,140
                                                                                                                323,830
Commercial Banks -- 3.0%
                   13,800  Associated Banc-Corp.                                                                182,022
                    1,600  Bank of Hawaii Corp.                                                                  71,872
                   10,400  BB&T Corp.                                                                           250,432
                    1,300  BOK Financial Corp.                                                                   58,669
                    2,500  CIT Group, Inc.*                                                                     102,050
                    2,400  City National Corp.                                                                  127,368
                    3,600  Commerce Bancshares, Inc.                                                            135,324
                    3,700  Cullen/Frost Bankers, Inc.                                                           199,319
                      800  East West Bancorp, Inc.                                                               13,024
                    3,995  First Horizon National Corp.*                                                         45,583
                   16,900  Fulton Financial Corp.                                                               153,114
                    3,200  M&T Bank Corp.                                                                       261,792
                   18,700  Marshall & Ilsley Corp.                                                              131,648
                   37,097  Regions Financial Corp.                                                              269,695
                    2,700  TCF Financial Corp.                                                                   43,713
                   11,800  Valley National Bancorp                                                              152,220
                    9,200  Zions Bancorporation                                                                 196,512
                                                                                                              2,394,357
Commercial Services -- 0.1%
                    2,100  Quanta Services, Inc.                                                                 40,068
Commercial Services - Finance -- 0.1%
                      400  Equifax, Inc.                                                                         12,480
                    2,300  H&R Block, Inc.                                                                       29,785
                                                                                                                 42,265
Computers - Memory Devices -- 0%
                    1,600  Seagate Technology*                                                                   18,848
Computers - Peripheral Equipment -- 0.4%
                    7,100  Lexmark International, Inc. - Class A*                                               316,802
Consulting Services -- 0.1%
                    3,300  Corelogic, Inc.*                                                                      63,228
                      400  Towers Watson & Co.                                                                   19,672
                                                                                                                 82,900
Consumer Products - Miscellaneous -- 0.5%
                      600  Clorox Co.                                                                            40,056
                      300  Fortune Brands, Inc.                                                                  14,769
                    2,000  Jarden Corp.                                                                          62,260
                    4,100  Kimberly-Clark Corp.                                                                 266,705
                                                                                                                383,790
Containers - Metal and Glass -- 0.1%
                      700  Ball Corp.                                                                            41,195
                      800  Greif, Inc.                                                                           47,072
                                                                                                                 88,267
Containers - Paper and Plastic -- 0.2%
                      600  Bemis Co., Inc.                                                                       19,050
                      100  Packaging Corp. of America                                                             2,317
                    1,000  Pactiv Corp.*                                                                         32,980
                    1,400  Sealed Air Corp.                                                                      31,472
                      900  Sonoco Products Co.                                                                   30,096
                    1,800  Temple-Inland, Inc.                                                                   33,588
                                                                                                                149,503
Cosmetics and Toiletries -- 1.3%
                      600  Alberto-Culver Co.                                                                    22,590
                    1,000  Colgate-Palmolive Co.                                                                 76,860
                   15,200  Procter & Gamble Co.                                                                 911,544
                                                                                                              1,010,994
Cruise Lines -- 0.1%
                      300  Carnival Corp. (U.S. Shares)                                                          11,463
                    2,800  Royal Caribbean Cruises, Ltd. (U.S. Shares)*                                          88,284
                                                                                                                 99,747
Data Processing and Management -- 0.6%
                    1,000  Broadridge Financial Solutions, Inc.                                                  22,870
                   15,300  Fidelity National Information Services, Inc.                                         415,089
                      600  Fiserv, Inc.*                                                                         32,292
                                                                                                                470,251
Diagnostic Kits -- 0%
                      600  Inverness Medical Innovations, Inc.*                                                  18,558
Distribution/Wholesale -- 0.2%
                    2,900  Genuine Parts Co.                                                                    129,311
                    1,600  Wesco International, Inc.*                                                            62,864
                                                                                                                192,175
Diversified Banking Institutions -- 3.6%
                   47,305  Bank of America Corp.                                                                620,169
                   89,700  Citigroup, Inc.*                                                                     349,830
                    3,000  Goldman Sachs Group, Inc.                                                            433,740
                   35,800  JPMorgan Chase & Co.                                                               1,362,906
                    2,300  Morgan Stanley                                                                        56,764
                                                                                                              2,823,409
Diversified Operations -- 3.3%
                    2,600  Carlisle Cos., Inc.                                                                   77,870
                      900  Crane Co.                                                                             34,146
                    1,600  Danaher Corp.                                                                         64,976
                      200  Dover Corp.                                                                           10,442
                    2,100  Eaton Corp.                                                                          173,229
                  103,500  General Electric Co.                                                               1,681,875
                    4,100  Ingersoll-Rand Co. - Class A                                                         146,411
                      900  ITT Corp.                                                                             42,147
                    2,800  Leggett & Platt, Inc.                                                                 63,728
                      500  Parker Hannifin Corp.                                                                 35,030
                      300  SPX Corp.                                                                             18,984
                      200  Textron, Inc.                                                                          4,112
                    1,600  Trinity Industries, Inc.                                                              35,632
                    5,600  Tyco International, Ltd. (U.S. Shares)                                               205,688
                                                                                                              2,594,270
E-Commerce/Services -- 0.6%
                    5,700  eBay, Inc.*                                                                          139,080
                    3,600  IAC/InterActiveCorp*                                                                  94,572
                   15,300  Liberty Media Corp. - Interactive - Class A*                                         209,763
                                                                                                                443,415
Electric - Integrated -- 4.6%
                      800  Allegheny Energy, Inc.                                                                19,616
                    3,000  Alliant Energy Corp.                                                                 109,050
                    1,700  Ameren Corp.                                                                          48,280
                    5,100  American Electric Power Co., Inc.                                                    184,773
                    2,000  CMS Energy Corp.                                                                      36,040
                    2,300  Consolidated Edison, Inc.                                                            110,906
                    1,400  Constellation Energy Group, Inc.                                                      45,136
                    3,500  Dominion Resources, Inc.                                                             152,810
                      800  DPL, Inc.                                                                             20,904
                    5,900  DTE Energy Co.                                                                       270,987
                   10,400  Duke Energy Corp.                                                                    184,184
                    3,200  Edison International                                                                 110,048
                      700  Entergy Corp.                                                                         53,571
                      300  FirstEnergy Corp.                                                                     11,562
                    2,400  FPL Group, Inc.                                                                      130,536
                    3,300  Great Plains Energy, Inc.                                                             62,370
                    4,700  Hawaiian Electric Industries, Inc.                                                   105,938
                    6,400  Integrys Energy Group, Inc.                                                          333,184
                    3,500  Northeast Utilities                                                                  103,495
                    1,700  NSTAR                                                                                 66,895
                    5,300  OGE Energy Corp.                                                                     211,311
                    5,700  Pepco Holdings, Inc.                                                                 106,020
                    2,000  PG&E Corp.                                                                            90,840
                    3,300  Pinnacle West Capital Corp.                                                          136,191
                    2,300  PPL Corp.                                                                             62,629
                    2,200  Progress Energy, Inc.                                                                 97,724
                    1,200  Public Service Enterprise Group, Inc.                                                 39,696
                    2,300  SCANA Corp.                                                                           92,736
                    4,400  Sierra Pacific Resources                                                              57,860
                    3,700  Southern Co.                                                                         137,788
                   10,200  TECO Energy, Inc.                                                                    176,664
                    2,500  Westar Energy, Inc.                                                                   60,575
                    1,300  Wisconsin Energy Corp.                                                                75,140
                    4,600  Xcel Energy, Inc.                                                                    105,662
                                                                                                              3,611,121
Electronic Components - Miscellaneous -- 0.1%
                    2,000  Garmin, Ltd.                                                                          60,700
                      700  Jabil Circuit, Inc.                                                                   10,087
                                                                                                                 70,787
Electronic Components - Semiconductors -- 0.7%
                    8,700  Advanced Micro Devices, Inc.                                                          61,857
                    1,600  Fairchild Semiconductor International, Inc.*                                          15,040
                   11,600  Intel Corp.                                                                          223,068
                    1,300  International Rectifier Corp.*                                                        27,417
                    5,100  Micron Technology, Inc.*                                                              36,771
                    8,300  Texas Instruments, Inc.                                                              225,262
                                                                                                                589,415
Electronic Connectors -- 0.1%
                    2,700  Thomas & Betts Corp.*                                                                110,754
Electronic Measuring Instruments -- 0%
                      200  Itron, Inc.*                                                                          12,246
Electronic Parts Distributors -- 0%
                      200  Avnet, Inc.                                                                            5,402
Electronics - Military -- 0.1%
                      700  L-3 Communications Holdings, Inc.                                                     50,589
Energy - Alternate Sources -- 0%
                    1,200  Covanta Holding Corp.                                                                 18,900
Engineering - Research and Development Services -- 0.2%
                    2,100  Fluor Corp.                                                                          104,013
                      200  Jacobs Engineering Group, Inc.*                                                        7,740
                      600  KBR, Inc.                                                                             14,784
                      600  McDermott International, Inc. (U.S. Shares)*                                           8,868
                      400  Shaw Group, Inc.*                                                                     13,424
                                                                                                                148,829
Enterprise Software/Services -- 0.2%
                   32,000  Novell, Inc.*                                                                        191,040
Fiduciary Banks -- 0.6%
                   13,824  Bank of New York Mellon Corp.                                                        361,221
                    1,800  Northern Trust Corp.                                                                  86,832
                      900  State Street Corp.                                                                    33,894
                                                                                                                481,947
Finance - Auto Loans -- 0.1%
                    2,700  AmeriCredit Corp.*                                                                    66,042
Finance - Consumer Loans -- 0.1%
                    7,900  SLM Corp.*                                                                            91,245
Finance - Credit Card -- 0.3%
                   16,500  Discover Financial Services                                                          275,220
Finance - Investment Bankers/Brokers -- 0.3%
                    1,300  Jefferies Group, Inc.                                                                 29,497
                    9,500  Raymond James Financial, Inc.                                                        240,635
                                                                                                                270,132
Finance - Other Services -- 0.3%
                      500  CME Group, Inc.                                                                      130,225
                    2,500  NYSE Euronext                                                                         71,425
                                                                                                                201,650
Financial Guarantee Insurance -- 0%
                    1,400  MBIA, Inc.*                                                                           14,070
Food - Baking -- 0.1%
                    1,700  Flowers Foods, Inc.                                                                   42,228
Food - Canned -- 0.2%
                   12,000  Del Monte Foods Co.                                                                  157,320
Food - Confectionary -- 0.4%
                    2,500  Hershey Co.                                                                          118,975
                    3,600  J.M. Smucker Co.                                                                     217,908
                                                                                                                336,883
Food - Dairy Products -- 0%
                    2,200  Dean Foods Co.*                                                                       22,462
Food - Meat Products -- 0.7%
                    2,600  Hormel Foods Corp.                                                                   115,960
                    8,700  Smithfield Foods, Inc.*                                                              146,421
                   15,900  Tyson Foods, Inc. - Class A                                                          254,718
                                                                                                                517,099
Food - Miscellaneous/Diversified -- 2.7%
                    6,600  Campbell Soup Co.                                                                    235,950
                   13,000  ConAgra Foods, Inc.                                                                  285,220
                    2,600  Corn Products International, Inc.                                                     97,500
                   15,000  General Mills, Inc.                                                                  548,100
                    5,100  H.J. Heinz Co.                                                                       241,587
                    1,000  Kellogg Co.                                                                           50,510
                    9,952  Kraft Foods, Inc. - Class A                                                          307,119
                    2,000  McCormick & Co., Inc.                                                                 84,080
                    1,100  Ralcorp Holdings, Inc.*                                                               64,328
                   15,300  Sara Lee Corp.                                                                       205,479
                                                                                                              2,119,873
Food - Retail -- 0.3%
                    2,900  Kroger Co.                                                                            62,814
                    7,800  Safeway, Inc.                                                                        165,048
                                                                                                                227,862
Forestry -- 0.1%
                    1,100  Plum Creek Timber Co., Inc.                                                           38,830
                    1,940  Weyerhaeuser Co.                                                                      30,574
                                                                                                                 69,404
Funeral Services and Related Items -- 0.2%
                   19,900  Service Corporation International                                                    171,538
Gas - Distribution -- 0.9%
                    1,000  AGL Resources, Inc.                                                                   38,360
                    1,300  Atmos Energy Corp.                                                                    38,025
                    5,400  CenterPoint Energy, Inc.                                                              84,888
                      900  Energen Corp.                                                                         41,148
                    1,600  National Fuel Gas Co.                                                                 82,896
                    9,900  NiSource, Inc.                                                                       172,260
                    2,500  Questar Corp.                                                                         43,825
                      900  Sempra Energy                                                                         48,420
                    4,000  Southern Union Co.                                                                    96,240
                    1,700  UGI Corp.                                                                             48,637
                    1,100  Vectren Corp.                                                                         28,457
                                                                                                                723,156
Gold Mining -- 0.1%
                    1,600  Royal Gold, Inc.                                                                      79,744
Home Decoration Products -- 0.4%
                   17,500  Newell Rubbermaid, Inc.                                                              311,675
Hospital Beds and Equipment -- 0.2%
                    1,500  Hill-Rom Holdings, Inc.                                                               53,835
                    2,700  Kinetic Concepts, Inc.*                                                               98,766
                                                                                                                152,601
Hotels and Motels -- 0.1%
                    2,100  Wyndham Worldwide Corp.                                                               57,687
Independent Power Producer -- 0.2%
                    9,600  Calpine Corp.*                                                                       119,520
                    1,000  NRG Energy, Inc.*                                                                     20,820
                                                                                                                140,340
Instruments - Scientific -- 0.5%
                    8,400  PerkinElmer, Inc.                                                                    194,376
                    3,600  Thermo Fisher Scientific, Inc.*                                                      172,368
                                                                                                                366,744
Insurance Brokers -- 0.4%
                    1,000  AON Corp.                                                                             39,110
                    2,100  Arthur J. Gallagher & Co.                                                             55,377
                    5,400  Brown & Brown, Inc.                                                                  109,026
                      400  Erie Indemnity Co. - Class A                                                          22,424
                    2,800  Marsh & McLennan Cos., Inc.                                                           67,536
                                                                                                                293,473
Internet Security -- 0.1%
                    3,400  Symantec Corp.*                                                                       51,578
Investment Companies -- 0%
                    2,300  Ares Capital Corp.                                                                    35,995
Investment Management and Advisory Services -- 0.3%
                    5,300  Ameriprise Financial, Inc.                                                           250,849
                      100  BlackRock, Inc.                                                                       17,025
                                                                                                                267,874
Life and Health Insurance -- 1.4%
                    3,679  Lincoln National Corp.                                                                88,002
                    4,000  Principal Financial Group, Inc.                                                      103,680
                    7,800  Protective Life Corp.                                                                169,728
                    3,300  Prudential Financial, Inc.                                                           178,794
                    3,600  StanCorp Financial Group, Inc.                                                       136,800
                    4,600  Torchmark Corp.                                                                      244,444
                    8,100  Unum Group                                                                           179,415
                                                                                                              1,100,863
Linen Supply & Related Items -- 0%
                    1,200  Cintas Corp.                                                                          33,060
Machinery - Electrical -- 0%
                      300  Regal-Beloit Corp.                                                                    17,607
Machinery - Farm -- 0.3%
                      700  AGCO Corp.                                                                            27,307
                    3,400  Deere & Co.                                                                          237,252
                                                                                                                264,559
Machinery - General Industrial -- 0.1%
                      300  Babcock & Wilcox Co.*                                                                  6,384
                      400  Gardner Denver, Inc.                                                                  21,472
                      500  Wabtec Corp.                                                                          23,895
                                                                                                                 51,751
Medical - Biomedical and Genetic -- 1.2%
                   12,200  Amgen, Inc.                                                                          672,342
                      200  Bio-Rad Laboratories, Inc.                                                            18,102
                    3,400  Biogen Idec, Inc.*                                                                   190,808
                      600  Charles River Laboratories International, Inc.*                                       19,890
                      800  Genzyme Corp.*                                                                        56,632
                      400  Life Technologies Corp.*                                                              18,676
                                                                                                                976,450
Medical - Drugs -- 3.1%
                    2,200  Abbott Laboratories                                                                  114,928
                    6,300  Bristol-Myers Squibb Co.                                                             170,793
                      400  Cephalon, Inc.*                                                                       24,976
                    5,300  Eli Lilly & Co.                                                                      193,609
                    1,300  Endo Pharmaceuticals Holdings, Inc.*                                                  43,212
                    2,500  Forest Laboratories, Inc.*                                                            77,325
                    2,300  King Pharmaceuticals, Inc.*                                                           22,908
                   21,775  Merck & Co., Inc.                                                                    801,538
                   56,371  Pfizer, Inc.                                                                         967,890
                                                                                                              2,417,179
Medical - Generic Drugs -- 0.4%
                    4,600  Mylan, Inc.*                                                                          86,526
                    4,600  Watson Pharmaceuticals, Inc.*                                                        194,626
                                                                                                                281,152
Medical - HMO -- 1.4%
                      900  Aetna, Inc.                                                                           28,449
                    7,200  CIGNA Corp.                                                                          257,616
                    1,100  Coventry Health Care, Inc.*                                                           23,683
                    9,100  Health Net, Inc.*                                                                    247,429
                    4,600  Humana, Inc.*                                                                        231,104
                    3,900  UnitedHealth Group, Inc.                                                             136,929
                    2,900  WellPoint, Inc.*                                                                     164,256
                                                                                                              1,089,466
Medical - Hospitals -- 0.4%
                    1,200  Community Health Systems, Inc.*                                                       37,164
                    3,100  LifePoint Hospitals, Inc.*                                                           108,686
                    4,700  Universal Health Services, Inc. - Class B                                            182,642
                                                                                                                328,492
Medical - Wholesale Drug Distributors -- 1.0%
                   11,500  Cardinal Health, Inc.                                                                379,960
                    6,900  McKesson Corp.                                                                       426,282
                                                                                                                806,242
Medical Instruments -- 0.1%
                    3,200  Medtronic, Inc.                                                                      107,456
Medical Labs and Testing Services -- 0%
                      200  Quest Diagnostics, Inc.                                                               10,094
Medical Products -- 2.0%
                      300  Baxter International, Inc.                                                            14,313
                    7,200  Carefusion Corp.*                                                                    178,848
                    1,000  Cooper Companies, Inc.                                                                46,220
                   15,500  Johnson & Johnson                                                                    960,380
                    1,600  Teleflex, Inc.                                                                        90,848
                    5,700  Zimmer Holdings, Inc.*                                                               298,281
                                                                                                              1,588,890
Metal Processors and Fabricators -- 0.1%
                    1,400  Timken Co.                                                                            53,704
Miscellaneous Manufacturing -- 0.2%
                    3,800  Aptargroup, Inc.                                                                     173,546
Multi-Line Insurance -- 3.2%
                    3,700  ACE, Ltd. (U.S. Shares)                                                              215,525
                    5,400  Allstate Corp.                                                                       170,370
                    3,500  American Financial Group, Inc.                                                       107,030
                    6,100  American International Group, Inc.                                                   238,510
                    5,400  Assurant, Inc.                                                                       219,780
                    4,700  Cincinnati Financial Corp.                                                           135,595
                   12,800  Genworth Financial, Inc. - Class A*                                                  156,416
                    2,400  Hartford Financial Services Group, Inc.                                               55,080
                   16,400  Loews Corp.                                                                          621,560
                    6,000  MetLife, Inc.                                                                        230,700
                   14,200  Old Republic International Corp.                                                     196,670
                    2,000  Unitrin, Inc.                                                                         48,780
                    6,000  XL Capital, Ltd.                                                                     129,960
                                                                                                              2,525,976
Multimedia -- 2.2%
                      500  McGraw-Hill Cos., Inc.                                                                16,530
                   12,400  News Corp. - Class A                                                                 161,944
                    3,300  Thomson Reuters Corp.                                                                123,849
                   10,400  Time Warner, Inc.                                                                    318,760
                   13,000  Viacom, Inc. - Class B                                                               470,470
                   20,100  Walt Disney Co.                                                                      665,511
                                                                                                              1,757,064
Non-Hazardous Waste Disposal -- 0.3%
                    1,900  Republic Services, Inc.                                                               57,931
                    1,800  Waste Connections, Inc.*                                                              71,388
                    2,600  Waste Management, Inc.                                                                92,924
                                                                                                                222,243
Office Automation and Equipment -- 0.1%
                    1,500  Pitney Bowes, Inc.                                                                    32,070
                    2,183  Xerox Corp.                                                                           22,594
                                                                                                                 54,664
Office Supplies and Forms -- 0.1%
                    1,100  Avery Dennison Corp.                                                                  40,832
Oil - Field Services -- 0.6%
                    2,443  Baker Hughes, Inc.                                                                   104,072
                    1,400  Exterran Holdings, Inc.*                                                              31,794
                      700  Oil States International, Inc.*                                                       32,585
                    4,029  Schlumberger, Ltd. (U.S. Shares)                                                     248,226
                      200  SEACOR Holdings, Inc.*                                                                17,032
                      800  Superior Energy Services, Inc.*                                                       21,352
                    2,600  Weatherford International, Ltd.*                                                      44,460
                                                                                                                499,521
Oil and Gas Drilling -- 0.1%
                      300  Diamond Offshore Drilling, Inc.                                                       20,331
                    2,300  Patterson-UTI Energy, Inc.                                                            39,284
                                                                                                                 59,615
Oil Companies - Exploration and Production -- 2.6%
                    1,400  Anadarko Petroleum Corp.                                                              79,870
                      800  Apache Corp.                                                                          78,208
                    4,200  Denbury Resources, Inc.*                                                              66,738
                    3,300  Devon Energy Corp.                                                                   213,642
                    1,200  Forest Oil Corp.*                                                                     35,640
                    6,600  Mariner Energy, Inc.*                                                                159,918
                      300  Newfield Exploration Co.*                                                             17,232
                      600  Noble Energy, Inc.                                                                    45,054
                    9,300  Occidental Petroleum Corp.                                                           728,190
                    5,100  Pioneer Natural Resources Co.                                                        331,653
                    2,500  QEP Resources, Inc.                                                                   75,350
                    1,800  SM Energy Co.                                                                         67,428
                    1,800  Whitting Petroleum Corp.*                                                            171,918
                                                                                                              2,070,841
Oil Companies - Integrated -- 8.3%
                   25,500  Chevron Corp.                                                                      2,066,775
                   13,793  ConocoPhillips                                                                       792,132
                   57,229  Exxon Mobil Corp.                                                                  3,536,180
                    1,400  Hess Corp.                                                                            82,768
                    2,500  Marathon Oil Corp.                                                                    82,750
                      200  Murphy Oil Corp.                                                                      12,384
                                                                                                              6,572,989
Oil Field Machinery and Equipment -- 0.1%
                    1,200  National Oilwell Varco, Inc.                                                          53,364
Oil Refining and Marketing -- 0.3%
                    1,300  Frontier Oil Corp.*                                                                   17,420
                    4,300  Sunoco, Inc.                                                                         156,950
                    2,500  Valero Energy Corp.                                                                   43,775
                                                                                                                218,145
Paper and Related Products -- 0.3%
                      400  Domtar Corp. (U.S. Shares)                                                            25,832
                    1,800  International Paper Co.                                                               39,150
                    3,000  MeadWestvaco Corp.                                                                    73,140
                    1,300  Rayonier, Inc.                                                                        65,156
                                                                                                                203,278
Pharmacy Services -- 0%
                      500  Omnicare, Inc.                                                                        11,940
Physical Practice Management -- 0%
                      100  Mednax, Inc.*                                                                          5,330
Pipelines -- 0.5%
                    2,800  El Paso Corp.                                                                         34,664
                    3,300  Oneok, Inc.                                                                          148,632
                    6,200  Spectra Energy Corp.                                                                 139,810
                    4,900  Williams Cos., Inc.                                                                   93,639
                                                                                                                416,745
Power Converters and Power Supply Equipment -- 0%
                      300  Hubbell, Inc. - Class A                                                               15,225
Printing - Commercial -- 0.1%
                    4,800  R.R. Donnelley & Sons Co.                                                             81,408
Private Corrections -- 0%
                      600  Corrections Corporation of America*                                                   14,808
Professional Sports -- 0.1%
                    5,600  Madison Square Garden, Inc.*                                                         118,048
Property and Casualty Insurance -- 2.0%
                      600  Alleghany Corp.                                                                      181,818
                    2,000  Arch Capital Group, Ltd.*                                                            167,600
                    2,600  Chubb Corp.                                                                          148,174
                    4,500  Fidelity National Financial, Inc. - Class A                                           70,695
                    1,800  Hanover Insurance Group, Inc.                                                         84,600
                      500  HCC Insurance Holdings, Inc.                                                          13,045
                      300  Markel Corp.*                                                                        103,377
                   12,800  Progressive Corp.                                                                    267,136
                    5,000  Travelers Cos., Inc.                                                                 260,500
                    5,000  W. R. Berkley Corp.                                                                  135,350
                      400  White Mountains Insurance Group, Ltd.                                                123,384
                                                                                                              1,555,679
Publishing - Newspapers -- 0.3%
                    9,400  Gannett Co., Inc.                                                                    114,962
                    2,000  New York Times Co. - Class A*                                                         15,480
                      200  Washington Post Co. - Class B                                                         79,882
                                                                                                                210,324
Quarrying -- 0%
                      400  Vulcan Materials Co.                                                                  14,768
Real Estate Operating/Development -- 0%
                    2,700  Forest City Enterprises, Inc. - Class A*                                              34,641
Reinsurance -- 3.1%
                    1,000  Allied World Assurance Co. Holdings, Ltd.                                             56,590
                    2,500  Axis Capital Holdings, Ltd.                                                           82,350
                   22,200  Berkshire Hathaway, Inc. - Class B                                                 1,835,496
                    2,200  Endurance Specialty Holdings, Ltd.                                                    87,560
                      200  Everest Re Group, Ltd.                                                                17,294
                    1,000  PartnerRe, Ltd.                                                                       80,180
                    1,900  Reinsurance Group of America, Inc.                                                    91,751
                    1,400  RenaissanceRe Holdings, Ltd.                                                          83,944
                    1,300  Transatlantic Holdings, Inc.                                                          66,066
                    1,100  Validus Holdings, Ltd.                                                                28,996
                                                                                                              2,430,227
REIT - Apartments -- 1.6%
                    4,700  Apartment Investment & Management Co. - Class A                                      100,486
                    2,312  Avalonbay Communities, Inc.                                                          240,286
                    3,300  BRE Properties, Inc. - Class A                                                       136,950
                    1,200  Camden Property Trust                                                                 57,564
                    7,100  Equity Residential                                                                   337,747
                    1,300  Essex Property Trust, Inc.                                                           142,272
                   10,400  UDR, Inc.                                                                            219,648
                                                                                                              1,234,953
REIT - Diversified -- 0.2%
                      400  Digital Realty Trust, Inc.                                                            24,680
                    1,300  Vornado Realty Trust                                                                 111,189
                                                                                                                135,869
REIT - Health Care -- 0.6%
                    1,500  HCP, Inc.                                                                             53,970
                    1,300  Heath Care REIT, Inc.                                                                 61,542
                    1,400  Nationwide Health Properties, Inc.                                                    54,138
                    2,800  Senior Housing Property Trust                                                         65,800
                    4,200  Ventas, Inc.                                                                         216,594
                                                                                                                452,044
REIT - Hotels -- 0.4%
                    3,300  Hospitality Properties Trust                                                          73,689
                   14,557  Host Hotels & Resorts, Inc.                                                          210,785
                                                                                                                284,474
REIT - Mortgage -- 0.3%
                   10,600  Annaly Mortgage Management, Inc.                                                     186,560
                   13,000  Chimera Investment Corp.                                                              51,350
                                                                                                                237,910
REIT - Office Property -- 0.7%
                    1,300  Alexandria Real Estate Equities, Inc.                                                 91,000
                    2,800  Boston Properties, Inc.                                                              232,736
                      700  Brandywine Realty Trust, Inc.                                                          8,575
                    4,200  Douglas Emmett, Inc.                                                                  73,542
                    1,650  HRPT Properties Trust                                                                 42,240
                    1,900  SL Green Realty Corp.                                                                120,327
                                                                                                                568,420
REIT - Regional Malls -- 0.6%
                    1,900  General Growth Properties, Inc.                                                       29,640
                    2,849  Macerich Co.                                                                         122,365
                    2,423  Simon Property Group, Inc.                                                           224,709
                    2,200  Taubman Centers, Inc.                                                                 98,142
                                                                                                                474,856
REIT - Shopping Centers -- 0.2%
                    4,700  Developers Diversified Realty Corp.                                                   52,734
                      800  Federal Realty Investment Trust                                                       65,328
                    1,500  Kimco Realty Corp.                                                                    23,625
                      600  Regency Centers Corp.                                                                 23,682
                                                                                                                165,369
REIT - Single Tenant -- 0.2%
                    4,600  Realty Income Corp.                                                                  155,112
REIT - Storage -- 0.1%
                      900  Public Storage                                                                        87,336
Retail - Apparel and Shoe -- 0.2%
                      300  Abercrombie & Fitch Co. - Class A                                                     11,796
                    7,300  Foot Locker, Inc.                                                                    106,069
                    3,600  Gap, Inc.                                                                             67,104
                                                                                                                184,969
Retail - Automobile -- 0%
                    1,100  AutoNation, Inc.*                                                                     25,575
Retail - Building Products -- 0.1%
                    4,000  Lowe's Cos., Inc.                                                                     89,160
Retail - Computer Equipment -- 0.2%
                    6,400  GameStop Corp. - Class A*                                                            126,144
Retail - Consumer Electronics -- 0.1%
                    3,200  RadioShack Corp.                                                                      68,256
Retail - Discount -- 0.9%
                    3,400  BJ's Wholesale Club, Inc.*                                                           141,100
                   10,100  Wal-Mart Stores, Inc.                                                                540,552
                                                                                                                681,652
Retail - Drug Store -- 0.1%
                    2,600  CVS Caremark Corp.                                                                    81,822
                      200  Walgreen Co.                                                                           6,700
                                                                                                                 88,522
Retail - Jewelry -- 0.2%
                    5,200  Signet Jewelers, Ltd.*                                                               165,048
Retail - Regional Department Stores -- 0.3%
                    8,600  Macy's, Inc.                                                                         198,574
Savings/Loan/Thrifts -- 0.7%
                    8,300  Hudson City Bancorp, Inc.                                                            101,758
                   18,800  New York Community Bancorp, Inc.                                                     305,500
                    1,100  People's United Financial, Inc.                                                       14,399
                    6,000  Washington Federal, Inc.                                                              91,560
                                                                                                                513,217
Semiconductor Components/Integrated Circuits -- 0.1%
                    5,200  Atmel Corp.                                                                           41,392
Semiconductor Equipment -- 0.1%
                    1,400  KLA-Tencor Corp.                                                                      49,322
                    1,100  Novellus Systems, Inc.*                                                               29,238
                                                                                                                 78,560
Steel - Producers -- 0%
                      300  Nucor Corp.                                                                           11,460
Super-Regional Banks -- 3.9%
                    5,100  Capital One Financial Corp.                                                          201,705
                    7,600  Comerica, Inc.                                                                       282,340
                   13,800  Fifth Third Bancorp                                                                  166,014
                   27,700  Huntington Bancshares, Inc.                                                          157,059
                   26,200  Keycorp                                                                              208,552
                    9,783  PNC Financial Services Group, Inc.                                                   507,835
                    7,500  SunTrust Banks, Inc.                                                                 193,725
                   22,700  U.S. Bancorp                                                                         490,774
                   34,861  Wells Fargo & Co.                                                                    876,057
                                                                                                              3,084,061
Telecommunication Equipment -- 0.1%
                   15,200  Tellabs, Inc.                                                                        113,240
Telecommunication Equipment - Fiber Optics -- 0.1%
                    3,200  Corning, Inc.                                                                         58,496
Telecommunication Services -- 0.4%
                    2,600  Amdocs, Ltd. (U.S. Shares)*                                                           74,516
                   10,700  Virgin Media, Inc.                                                                   246,314
                                                                                                                320,830
Telephone - Integrated -- 3.9%
                   50,110  AT&T, Inc.                                                                         1,433,146
                   10,332  CenturyTel, Inc.                                                                     407,701
                   12,795  Frontier Communications Corp.                                                        104,535
                   86,200  Qwest Communications International, Inc.                                             540,474
                    1,100  Telephone & Data Systems, Inc.                                                        36,080
                   13,944  Verizon Communications, Inc.                                                         454,435
                    7,900  Windstream Corp.                                                                      97,091
                                                                                                              3,073,462
Television -- 0.1%
                    4,200  CBS Corp. - Class B                                                                   66,612
Textile-Home Furnishings -- 0.1%
                      800  Mohawk Industries, Inc.*                                                              42,640
Theaters -- 0%
                    1,800  Regal Entertainment Group - Class A                                                   23,616
Tobacco -- 1.1%
                   10,600  Altria Group, Inc.                                                                   254,612
                      400  Lorillard, Inc.                                                                       32,124
                    3,700  Philip Morris International, Inc.                                                    207,274
                    5,700  Reynolds American, Inc.                                                              338,523
                                                                                                                832,533
Tools - Hand Held -- 0.6%
                      600  Snap-On, Inc.                                                                         27,906
                    7,555  Stanley Works                                                                        462,970
                                                                                                                490,876
Toys -- 0.2%
                    5,300  Mattel, Inc.                                                                         124,338
Transportation - Marine -- 0.2%
                      500  Alexander & Baldwin, Inc.                                                             17,420
                    1,200  Frontline, Ltd.                                                                       34,116
                    2,900  Kirby Corp.*                                                                         116,174
                                                                                                                167,710
Transportation - Railroad -- 0.8%
                    2,200  CSX Corp.                                                                            121,704
                    5,400  Kansas City Southern*                                                                202,014
                    3,700  Norfolk Southern Corp.                                                               220,187
                    1,000  Union Pacific Corp.                                                                   81,800
                                                                                                                625,705
Transportation - Services -- 0.2%
                    1,500  FedEx Corp.                                                                          128,250
                    1,600  Ryder System, Inc.                                                                    68,432
                                                                                                                196,682
Vitamins and Nutrition Products -- 0.5%
                    5,400  Mead Johnson Nutrition Co. - Class A                                                 307,314
                    1,000  NBTY, Inc.*                                                                           54,980
                                                                                                                362,294
Water -- 0.3%
                    6,000  American Water Works Co., Inc.                                                       139,620
                    3,500  Aqua America, Inc.                                                                    71,400
                                                                                                                211,020
Web Portals/Internet Service Providers -- 0.1%
                      972  AOL, Inc.*                                                                            24,057
                    1,400  Yahoo!, Inc.*                                                                         19,838
                                                                                                                 43,895
Wire and Cable Products -- 0%
                    1,100  General Cable Corp.*                                                                  29,832
Wireless Equipment -- 0.1%
                   11,900  Motorola, Inc.*                                                                      101,507
X-Ray Equipment -- 0%
                    1,300  Hologic, Inc.*                                                                        20,813
------------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $69,213,401)                                                                       78,451,015
------------------------------------------------------------------------------------------------------------------------
Money Market -- 0.6 %
                  499,459  Janus Cash Liquidity Fund LLC, 0% (cost $499,459)                                    499,459
------------------------------------------------------------------------------------------------------------------------
Total Investments  (total cost $69,712,860) - 100%                                                        $  78,950,474
------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*              Non-income producing security.


Summary of Investments by Country - (Long Positions)
-------------------------------------------------------------------
                                                    % of Investment
Country                                       Value      Securities
Bermuda                                $    927,062            1.2%
Canada                                      123,849            0.1%
Guernsey                                     74,516            0.1%
Ireland                                     295,219            0.4%
Liberia                                      88,284            0.1%
Netherlands Antilles                        248,226            0.3%
Panama                                       20,331            0.0%
Switzerland                                 526,373            0.7%
United States++                          76,646,614           97.1%
-------------------------------------------------------------------
Total                                  $ 78,950,474          100.0%
-------------------------------------------------------------------

++  (Includes Cash Equivalents 96.5% excluding Cash Equivalents)


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)

                                                                                        Level 3 -
                                                           Level 2 - Other              Significant
                                            Level 1 -      Significant Observable       Unobservable
                                            Quoted Prices  Inputs                       Inputs
-------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Value Fund

Common Stock                                  $78,451,015               $       -               $ -

Money Market                                            -                 499,459                 -

Total Investments in Securities               $78,451,015               $ 499,459               $ -
-------------------------------------------------------------------------------------------------------

Janus Conservative Allocation Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) -- 100.0 %

Equity Funds -- 39.8 %
              740,977 INTECH Risk-Managed Growth Fund - Class I Shares                                $   8,610,147
            1,383,648 INTECH Risk-Managed Value Fund - Class I Shares                                    12,106,919
               39,971 Janus Contrarian Fund - Class I Shares                                                560,000
               97,655 Janus Fund - Class I Shares                                                         2,624,972
              170,249 Janus Global Real Estate Fund - Class I Shares                                      1,556,080
              282,176 Janus Global Select Fund - Class I Shares                                           3,112,399
              215,839 Janus Growth and Income Fund - Class I Shares                                       6,151,423
              956,178 Janus International Equity Fund - Class I Shares                                   10,422,341
               84,719 Janus Overseas Fund - Class I Shares                                                4,038,536
              231,982 Janus Research Fund - Class I Shares                                                6,119,684
              155,419 Janus Triton Fund - Class I Shares                                                  2,287,773
              685,377 Perkins Large Cap Value Fund - Class I Shares                                       8,656,315
               44,213 Perkins Small Cap Value Fund - Class I Shares                                         993,025
                                                                                                         67,239,614
Fixed-Income Funds -- 60.2 %
            7,921,462 Janus Flexible Bond Fund - Class I Shares                                          86,898,437
              552,526 Janus High-Yield Fund - Class I Shares                                              4,884,326
            3,096,034 Janus Short-Term Bond Fund - Class I Shares                                         9,659,626
                                                                                                        101,442,389
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $151,958,274) - 100%                                                    $ 168,682,003
--------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

                                                                                                      Level 3
                                                                                 Level 2            Significant
                                                            Level 1         Other Significant       Unobservable
Valuation Inputs Summary (as of September 30, 2010)     Quoted - Prices     Observable Inputs          Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Conservative Allocation Fund
Mutual Funds
Equity Funds                                         $               --     $      67,239,614     $             --
Fixed-Income Funds                                                   --           101,442,389                   --
Total Investments in Securities                      $               --     $     168,682,003     $             --

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Dynamic Allocation Fund

Schedule of Investments (unaudited)

Shares                                                                                                     Value
--------------------------------------------------------------------------------------------------------------------
Exchange-Traded Funds - 7.1%
Commodity - 4.5%
            11,174  iShares S&P GSCI Commodity Indexed Trust (ETF)*                                   $      335,330
Currency - 2.6%
             7,675  WisdomTree Dreyfus Chinese Yuan Fund (ETF)*                                              194,942
--------------------------------------------------------------------------------------------------------------------
Total Exchange-Traded Funds (cost $538,535)                                                                  530,272
--------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 90.4%
Equity Funds - 63.9%
             7,021  Goldman Sachs Absolute Return Tracker Fund                                                63,684
            13,896  INTECH Risk-Managed Growth Fund - Class I Shares                                         161,477
            22,260  INTECH Risk-Managed International Fund - Class I Shares                                  161,828
            23,115  INTECH Risk-Managed Value Fund - Class I Shares                                          202,259
            51,566  Janus Contrarian Fund- Class I Shares                                                    722,443
            22,139  Janus Forty Fund - Class I Shares                                                        690,525
            12,476  Janus Global Life Sciences Fund - Class I Shares                                         277,222
             9,255  Janus Global Real Estate Fund - Class I Shares                                            84,594
            40,584  Janus Global Select Fund - Class I Shares                                                447,639
            48,993  Janus International Equity Fund - Class I Shares                                         534,023
            15,902  Janus Overseas Fund - Class I Shares                                                     758,025
             3,906  Janus Research Core Fund - Class I Shares                                                 76,327
             2,980  Janus Research Fund - Class I Shares                                                      78,579
            17,534  Janus Triton Fund - Class I Shares                                                       258,094
             3,986  Perkins Large Cap Value Fund - Class I Shares                                             50,343
             7,613  Perkins Mid Cap Value Fund - Class I Shares                                              157,508
             2,041  Perkins Small Cap Value Fund - Class I Shares                                             45,836
                                                                                                           4,770,406
Fixed-Income Funds - 26.5%
           160,687  Janus Flexible Bond Fund - Class I Shares                                              1,762,739
            24,993  Janus High-Yield Fund - Class I Shares                                                   220,937
                                                                                                           1,983,676
--------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (cost $5,727,953)                                                                       6,754,082
--------------------------------------------------------------------------------------------------------------------
Money Market - 2.5%
           189,870  Janus Cash Liquidity LLC, 0% (cost $189,870)                                             189,870
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,456,358) - 100%                                                      $    7,474,224
--------------------------------------------------------------------------------------------------------------------

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.


Notes to Schedule of Investments (unaudited)

ETF   Exchange-Traded Fund

*     Non-income producing security.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)
                                                              Level 2 - Other Significant      Level 3 - Significant
                                   Level 1 - Quoted Prices    Observable Inputs                Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Dynamic Allocation Fund
Exchange-Traded Funds                          $   530,272                   $          -                  $       -
Mutual Funds
Equity Funds                                             -                      4,770,406                          -
Fixed-Income Funds                                       -                      1,983,676                          -

Money Market                                             -                        189,870                          -

Total Investments in Securities                $   530,272                   $  6,943,952                  $       -
---------------------------------------------------------------------------------------------------------------------

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                Value
--------------------------------------------------------------------------------------------------------------------
Bank Loans - 0.2%
Automotive - Cars and Light Trucks - 0.1%
        $5,967,341  Ford Motor Co., 3.0100%, 12/15/13 ***                                            $    5,839,938
Data Processing/Management- 0.1%
         2,045,000  Fidelity National Information 5.2500%, 7/18/16 ***                                    2,059,070
--------------------------------------------------------------------------------------------------------------------
Bank Loans (cost $7,817,444)                                                                              7,899,008
--------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 64.8%
Advertising Services - 0.4%
         1,397,000  WPP Finance UK, 5.8750%, 6/15/14                                                      1,547,903
         9,170,000  WPP Finance UK, 8.0000%, 9/15/14                                                     10,936,142
                                                                                                         12,484,045
Agricultural Chemicals - 0.1%
         3,991,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                   4,327,210
Airlines - 0.1%
         3,602,000  Southwest Airlines Co., 5.2500%, 10/1/14                                              3,896,089
Automotive - Cars and Light Trucks - 0.4%
         2,123,000  Hyundai Capital America, 3.7500%, 4/6/16 (144A)                                       2,137,712
         9,095,000  Daimler Finance North America LLC, 6.5000%, 11/15/13                                 10,403,107
                                                                                                         12,540,819
Automotive - Truck Parts and Equipment - Original - 0.2%
         6,235,000  BorgWarner, Inc., 4.6250%, 9/15/20                                                    6,331,798

Brewery - 0.7%
         8,889,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                        10,358,076
         8,671,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                        11,248,125
                                                                                                         21,606,201
Building - Residential and Commercial - 0.6%
         3,279,000  D.R. Horton, Inc., 7.8750%, 8/15/11                                                   3,418,358
         4,700,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                 4,853,464
         9,472,000  Toll Brothers Finance Corp., 6.7500%, 11/1/19                                         9,802,213
                                                                                                         18,074,035
Building and Construction Products - Miscellaneous - 0.2%
         6,069,000  Owens Corning, 9.0000%, 6/15/19                                                       7,179,026

Building Products - Cement and Aggregate - 1.0%
         1,804,000  CRH America, Inc., 5.6250%, 9/30/11                                                   1,878,025
         3,514,000  CRH America, Inc., 6.9500%, 3/15/12                                                   3,751,100
         6,623,000  CRH America, Inc., 8.1250%, 7/15/18                                                   7,986,172
        11,294,000  Hanson, Ltd., 6.1250%, 8/15/16                                                       11,336,353
         7,063,000  Holcim U.S. Finance, 6.0000%, 12/30/19 (U.S. Shares) (144A)                           7,706,920
                                                                                                         32,658,570
Cable/Satellite TV - 1.5%
        13,396,000  Comcast Corp., 5.1500%, 3/1/20                                                       14,640,475
         9,579,000  Comcast Corp., 6.5500%, 7/1/39                                                       10,843,706
         3,794,000  Comcast Corp., 6.4000%, 3/1/40                                                        4,218,298
        12,975,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                     14,958,942
         1,821,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                     2,464,824
                                                                                                         47,126,245
Chemicals - Diversified - 1.0%
         3,646,000  Dow Chemical Co., 7.6000%, 5/15/14                                                    4,258,685
        21,006,000  Dow Chemical Co., 8.5500%, 5/15/19                                                   26,524,066
                                                                                                         30,782,751
Coatings and Paint Products - 0.3%
         9,715,000  RPM International, Inc., 6.1250%, 10/15/19                                           10,559,933

Commercial Banks - 4.1%
         6,301,000  SVB Financial Group., 5.3750%, 9/15/20                                                6,400,348
         9,691,000  American Express Bank FSB, 5.5000%, 4/16/13                                          10,548,266
         7,369,000  Credit Suisse A.G., 5.4000%, 1/14/20                                                  7,860,940
         6,641,000  Credit Suisse New York, 5.0000%, 5/15/13                                              7,234,925
         7,618,000  Credit Suisse New York, 5.5000%, 5/1/14                                               8,533,501
        15,825,000  Discover Bank, 8.7000%, 11/18/19                                                     18,672,771
         6,442,000  Discover Bank, 7.0000%, 4/15/20                                                       7,007,994
        15,835,000  HSBC USA, Inc., 5.0000%, 9/27/20                                                     15,822,902
         1,863,000  Regions Bank, 7.5000%, 5/15/18                                                        1,962,909
         6,121,000  Regions Financial Corp., 4.8750%, 4/26/13                                             6,195,554
         2,976,000  Regions Financial Corp., 5.7500%, 6/15/15                                             3,027,366
        20,787,000  Royal Bank of Scotland PLC, 3.9500%, 9/21/15                                         21,004,327
         1,650,000  State Bank of India/London, 4.5000%, 7/27/15 (144A)                                   1,672,622
         4,410,000  US Bank NA/Cincinnati OH, 3.7780%, 4/29/20 ***                                        4,594,197
         7,587,000  Zions Bancorporation, 7.7500%, 9/23/14                                                8,039,162
         1,944,000  Zions Bancorporation, 5.5000%, 11/16/15                                               1,919,471
                                                                                                        130,497,255
Computer Services - 0.2%
         5,392,000  Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                   5,865,245

Computers - Memory Devices - 0.6%
         9,151,000  Seagate Technology, 6.3750%, 10/1/11                                                  9,425,530
         7,329,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                           8,648,220
                                                                                                         18,073,750
Containers - Metal and Glass - 0.2%
         3,276,000  Ball Corp., 7.1250%, 9/1/16                                                           3,538,080
         3,642,000  Ball Corp., 7.3750%, 9/1/19                                                           3,960,675
                                                                                                          7,498,755
Data Processing and Management - 0.9%
        10,525,000  Fiserv, Inc., 3.1250%, 10/1/15                                                       10,682,749
        18,647,000  Fiserv, Inc., 4.6250%, 10/1/20                                                       18,847,231
                                                                                                         29,529,980
Dialysis Centers - 0.4%
         5,384,000  DaVita, Inc., 6.6250%, 3/15/13                                                        5,471,490
         7,471,000  DaVita, Inc., 7.2500%, 3/15/15                                                        7,755,832
                                                                                                         13,227,322
Diversified Banking Institutions - 5.5%
        24,819,000  Bank of America Corp., 5.6250%, 7/1/20                                               26,226,212
        13,917,000  Citigroup, Inc., 5.6250%, 8/27/12                                                    14,709,267
         7,066,000  Citigroup, Inc., 4.7500%, 5/19/15                                                     7,434,089
        29,067,000  Citigroup, Inc., 5.3750%, 8/9/20                                                     30,073,649
         9,108,000  GMAC, Inc., 6.8750%, 9/15/11                                                          9,392,625
         3,281,000  Goldman Sachs Group, Inc., 3.7000%, 8/1/15                                            3,356,827
        23,092,000  Goldman Sachs Group, Inc., 6.0000%, 6/15/20                                          25,398,591
         9,006,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                               10,284,663
         7,374,000  JPMorgan Chase & Co., 4.4000%, 7/22/20                                                7,551,765
        14,203,000  Morgan Stanley, 4.0000%, 7/24/15                                                     14,474,860
         6,469,000  Morgan Stanley, 5.6250%, 9/23/19                                                      6,735,206
         7,422,000  Morgan Stanley, 5.5000%, 7/24/20                                                      7,646,278
        11,182,000  UBS AG/Stamford CT, 4.8750%, 8/4/20                                                  11,790,524
                                                                                                        175,074,556
Diversified Financial Services - 2.5%
         3,789,000  General Electric Capital Corp., 4.8000%, 5/1/13                                       4,089,756
         5,312,000  General Electric Capital Corp., 5.9000%, 5/13/14                                      6,016,392
        26,509,000  General Electric Capital Corp., 6.0000%, 8/7/19                                      29,827,529
        21,359,000  General Electric Capital Corp., 5.5000%, 1/8/20                                      23,364,781
        13,688,000  General Electric Capital Corp., 6.8750%, 1/10/39                                     15,719,231
                                                                                                         79,017,689
Diversified Minerals - 1.4%
         4,996,000  Vale Overseas, Ltd., 4.6250%, 9/15/20                                                 5,160,064
         4,995,000  Vale Overseas, Ltd., 6.8750%, 11/10/39                                                5,724,075
         3,602,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                3,885,283
         3,217,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                3,966,297
         6,792,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                7,475,730
         2,563,000  Teck Resources, Ltd., 10.2500%, 5/15/16                                               3,114,045
         4,018,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                               5,059,867
         9,290,000  Teck Resources, Ltd., 6.1250%, 10/1/35                                                9,892,373
                                                                                                         44,277,734
Diversified Operations - 0.7%
         5,101,000  SPX Corp., 7.6250%, 12/15/14                                                          5,560,090
        15,407,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                        16,661,222
                                                                                                         22,221,312
Electric - Integrated - 1.8%
         6,164,000  CMS Energy Corp., 8.5000%, 4/15/11                                                    6,359,485
         6,069,000  CMS Energy Corp., 1.4759%, 1/15/13 ***                                                5,765,550
         8,941,000  CMS Energy Corp., 4.2500%, 9/30/15                                                    9,018,143
         6,317,000  Monongahela Power Co., 6.7000%, 6/15/14                                               7,185,872
         2,940,000  Pacific Gas & Electric Co., 4.8000%, 3/1/14                                           3,236,487
         6,079,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                    6,613,338
        15,985,000  Xcel Energy, Inc., 4.7000%, 5/15/20                                                  17,379,340
                                                                                                         55,558,215
Electronic Components - Semiconductors - 0.7%
         6,217,000  National Semiconductor Corp., 6.1500%, 6/15/12                                        6,628,466
        10,074,000  National Semiconductor Corp., 3.9500%, 4/15/15                                       10,567,747
         5,516,000  National Semiconductor Corp., 6.6000%, 6/15/17                                        6,429,747
                                                                                                         23,625,960
Electronic Connectors - 0.5%
        15,302,000  Amphenol Corp., 4.7500%, 11/15/14                                                    16,601,400

Electronic Measuring Instruments - 0.2%
         4,749,000  Agilent Technologies, Inc., 2.5000%, 7/15/13 (144A)                                   4,844,749

Electronics - Military - 0.9%
         2,256,000  L-3 Communications Corp., 5.8750%, 1/15/15                                            2,306,760
        26,051,000  L-3 Communications Corp., 6.3750%, 10/15/15                                          26,865,094
                                                                                                         29,171,854
Enterprise Software/Services - 0.3%
         7,674,000  BMC Software, Inc., 7.2500%, 6/1/18                                                   9,266,017

Finance - Auto Loans - 0.7%
         5,101,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                          5,354,673
         4,989,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                            5,296,118
        10,043,000  Ford Motor Credit Co. LLC, 6.6250%, 8/15/17                                          10,700,173
                                                                                                         21,350,964
Finance - Credit Card - 0.5%
         9,780,000  American Express Co., 6.8000%, 9/1/66 ***                                             9,780,000
         4,063,000  American Express Credit Co., 7.3000%, 8/20/13                                         4,670,130
                                                                                                         14,450,130
Finance - Investment Bankers/Brokers - 1.7%
         5,965,000  Charles Schwab Corp., 4.4500%, 7/22/20                                                6,234,666
         7,468,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                               8,671,162
         8,854,000  Lazard Group LLC, 7.1250%, 5/15/15                                                    9,659,121
         4,549,000  Schwab Capital Trust I, 7.5000%, 11/15/37 ***                                         4,661,451
        16,133,000  TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                        17,139,667
         5,581,000  TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                         6,167,083
                                                                                                         52,533,150
Finance - Other Services - 0.3%
         9,703,000  CME Group, Inc., 5.7500%, 2/15/14                                                    11,007,510

Food - Meat Products - 1.2%
         6,235,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                               6,422,050
           832,000  Smithfield Foods, Inc., 7.7500%, 5/15/13                                                860,080
        28,179,000  Tyson Foods, Inc., 7.3500%, 4/1/16                                                   31,173,019
                                                                                                         38,455,149
Food - Miscellaneous/Diversified - 1.9%
        12,785,000  Corn Products International, Inc., 3.2000%, 11/1/15                                  13,031,047
        10,369,000  Corn Products International, Inc., 6.6250%, 4/15/37                                  11,326,111
         2,071,000  Dole Food Co., Inc., 13.8750%, 3/15/14                                                2,526,620
         9,243,000  Kraft Foods, Inc., 2.6250%, 5/8/13                                                    9,579,722
         8,676,000  Kraft Foods, Inc., 5.3750%, 2/10/20                                                   9,691,517
        12,762,000  Kraft Foods, Inc., 6.5000%, 2/9/40                                                   14,942,592
                                                                                                         61,097,609
Gas - Distribution - 0.1%
         1,809,000  Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                      1,989,725
Hotels and Motels - 1.5%
         6,789,000  Hyatt Hotels Corp., 5.7500%, 8/15/15 (144A)                                           7,321,210
         2,186,000  Hyatt Hotels Corp., 6.8750%, 8/15/19 (144A)                                           2,431,671
         9,586,000  Marriott International, Inc., 4.6250%, 6/15/12                                       10,034,471
         2,687,000  Marriott International, Inc., 5.6250%, 2/15/13                                        2,869,224
         1,900,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                          2,128,000
         2,450,000  Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                           2,633,750
        10,202,000  Starwood Hotels & Resorts Worldwide, Inc., 7.1500%, 12/1/19                          11,069,171
         8,401,000  Wyndham Worldwide, 5.7500%, 2/1/18                                                    8,427,606
                                                                                                         46,915,103
Investment Management and Advisory Services - 1.1%
         3,735,000  Ameriprise Financial, Inc., 5.3000%, 3/15/20                                          4,126,615
         8,070,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                         10,002,289
        10,553,000  Ameriprise Financial, Inc., 7.5180%, 6/1/66 ***                                      10,500,235
         7,323,000  FMR LLC, 6.4500%, 11/15/39 (144A)                                                     7,476,702
         3,830,000  Franklin Resources, Inc., 3.1250%, 5/20/15                                            4,035,966
                                                                                                         36,141,807
Life and Health Insurance - 0.2%
         3,672,000  Aflac, Inc., 6.9000%, 12/17/39                                                        4,044,902
         2,696,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                          2,930,094
                                                                                                          6,974,996
Medical - Biomedical and Genetic - 0.7%
         4,966,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                         5,065,320
         4,623,000  Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16                                          5,015,955
         4,752,000  Genzyme Corp., 3.6250%, 6/15/15 (144A)                                                5,039,258
         5,948,000  Genzyme Corp., 5.0000%, 6/15/20 (144A)                                                6,613,790
                                                                                                         21,734,323
Medical - Drugs - 0.7%
         5,803,000  Abbott Laboratories, 4.1250%, 5/27/20                                                 6,315,591
        15,549,000  Abbott Laboratories, 5.3000%, 5/27/40                                                16,874,599
                                                                                                         23,190,190
Medical - Hospitals - 0.4%
        12,194,000  HCA, Inc., 9.2500%, 11/15/16                                                         13,200,005
Medical - Wholesale Drug Distributors - 0.1%
         3,716,000  McKesson Corp., 6.5000%, 2/15/14                                                      4,263,188
Medical Labs and Testing Services - 0.3%
         8,526,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                         10,328,942
Medical Products - 0.5%
         6,305,000  CareFusion Corp., 4.1250%, 8/1/12                                                     6,596,972
         8,015,000  Hospira, Inc., 6.4000%, 5/15/15                                                       9,288,599
                                                                                                         15,885,571
Metal - Copper - 0.7%
         9,254,000  Freeport-McMoRan Copper & Gold, Inc., 8.2500%, 4/1/15                                 9,901,780
        10,003,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                11,165,849
                                                                                                         21,067,629
Metal - Iron - 0.4%
         4,183,000  Cliffs Natural Resources 4.8000%, 10/1/20                                             4,245,891
         8,370,000  Cliffs Natural Resources 6.2500%, 10/1/40                                             8,279,973
                                                                                                         12,525,864
Metal Processors and Fabricators - 0.1%
         2,186,000  Timken Co., 6.0000%, 9/15/14                                                          2,430,664
Multi-Line Insurance - 1.2%
         2,915,000  Genworth Financial, Inc., 8.6250%, 12/15/16                                           3,286,834
         9,653,000  MetLife, Inc., 2.3750%, 2/6/14                                                        9,755,207
         4,207,000  MetLife, Inc., 6.7500%, 6/1/16                                                        5,022,127
         4,923,000  MetLife, Inc., 7.7170%, 2/15/19                                                       6,265,497
         8,217,000  MetLife, Inc., 4.7500%, 2/8/21                                                        8,717,448
         4,181,000  MetLife, Inc., 5.8750%, 2/6/41                                                        4,547,720
                                                                                                         37,594,833
Multimedia - 1.2%
        14,431,000  NBC Universal, 2.8750%, 4/1/16 (144A)                                                14,433,901
        10,404,000  NBC Universal, 4.3750%, 4/1/21 (144A)                                                10,530,762
         8,323,000  NBC Universal, 5.9500%, 4/1/41 (144A)                                                 8,561,129
         4,349,000  Time Warner, Inc., 3.1500%, 7/15/15                                                   4,507,865
                                                                                                         38,033,657
Non-Hazardous Waste Disposal - 0.3%
         8,842,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                    9,471,993
Office Automation and Equipment - 0.2%
         1,212,000  Xerox Corp., 5.6500%, 5/15/13                                                         1,327,608
         2,962,000  Xerox Corp., 8.2500%, 5/15/14                                                         3,551,349
         2,630,000  Xerox Corp., 5.6250%, 12/15/19                                                        2,943,683
                                                                                                          7,822,640
Oil and Gas Drilling - 0.7%
         7,642,000  Nabors Industries, Inc., 9.2500%, 1/15/19                                             9,778,657
         8,299,000  Nabors Industries, Inc., 5.0000%, 9/15/20 (144A)                                      8,382,978
         2,409,000  Noble Holding International, Ltd., 3.4500%, 8/1/15                                    2,510,407
                                                                                                         20,672,042
Oil Companies - Exploration and Production - 0.5%
         2,131,000  Peabody Energy Corp., 6.5000%, 9/15/20                                                2,293,489
         9,473,000  Forest Oil Corp., 8.0000%, 12/15/11                                                  10,017,697
         3,448,000  Forest Oil Corp., 8.5000%, 2/15/14                                                    3,766,940
                                                                                                         16,078,126
Oil Companies - Integrated - 0.8%
        18,069,000  BP Capital Markets PLC, 3.1250%, 10/1/15                                             18,163,916
         8,349,000  BP Capital Markets PLC, 4.5000%, 10/1/20                                              8,537,813
                                                                                                         26,701,729
Oil Refining and Marketing - 1.0%
        12,279,000  NuStar Logistics L.P., 4.8000%, 9/1/20                                               12,403,350
         7,374,000  Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)                                       8,433,909
         8,115,000  Motiva Enterprises LLC, 6.8500%, 1/15/40 (144A)                                       9,726,136
                                                                                                         30,563,395
Pharmacy Services - 0.3%
         9,059,000  Express Scripts, Inc., 6.2500%, 6/15/14                                              10,400,665
Pipelines - 2.6%
        10,498,000  DCP Midstream Operating L.P., 3.2500%, 10/1/15                                       10,540,916
         1,868,000  El Paso Pipeline Partners Operating Co. LLC, 6.5000%, 4/1/20                          2,016,547
         6,614,000  Energy Transfer Equity, 7.5000%, 10/15/20                                             6,961,235
         3,643,000  Energy Transfer Partners L.P., 5.9500%, 2/1/15                                        4,047,326
         2,301,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                  2,598,690
        13,629,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                       14,054,906
         2,354,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                    2,987,725
        13,803,000  Plains All American Pipeline L.P.,/PAA Finance Corp., 3.9500%, 9/15/15               14,478,933
        20,748,000  Trans-Canada Pipelines, 3.8000%, 10/1/20                                             21,203,750
         3,771,000  Williams Partners L.P., 3.8000%, 2/15/15                                              3,967,967
                                                                                                         82,857,995
Property and Casualty Insurance - 0.2%
         4,823,000  Fidelity National Financial, Inc., 6.6000%, 5/15/17                                   4,976,834
Publishing - Newspapers - 0.1%
         1,661,000  Gannett Company, Inc., 6.3750%, 9/1/15 (144A)                                         1,642,314
Real Estate Management/Services - 0.5%
         7,412,000  AMB Property L.P., 6.6250%, 12/1/19                                                   8,233,753
         7,414,000  AMB Property L.P., 6.1250%, 12/1/16                                                   8,229,140
                                                                                                         16,462,893
Reinsurance - 1.6%
        15,302,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12                                   16,046,029
        11,205,000  Berkshire Hathaway, Inc., 1.4000%, 2/10/12                                           11,307,212
        11,205,000  Berkshire Hathaway, Inc., 2.1250%, 2/11/13                                           11,547,122
        11,385,000  Berkshire Hathaway, Inc., 3.2000%, 2/11/15                                           12,074,032
                                                                                                         50,974,395
REIT - Apartments - 0.3%
         8,316,000  BRE Properties, Inc., 5.2000%, 3/15/21                                                8,468,208
REIT - Diversified - 0.1%
         3,706,000  Digital Realty Trust L.P., 5.8750%, 2/1/20 (144A)                                     3,939,934
REIT - Health Care - 1.1%
         9,646,000  HCP, Inc., 6.4500%, 6/25/12                                                          10,259,195
         3,716,000  HCP, Inc., 5.6500%, 12/15/13                                                          3,993,578
         6,321,000  Senior Housing Properties Trust, 6.7500%, 4/15/20                                     6,589,643
         4,163,000  Ventas Realty L.P./ Ventas Capital Corp., 6.5000%, 6/1/16                             4,344,752
         6,922,000  Ventas Realty L.P./ Ventas Capital Corp., 6.5000%, 6/1/16                             7,224,208
         1,755,000  Ventas Realty L.P./ Ventas Capital Corp., 6.7500%, 4/1/17                             1,825,160
                                                                                                         34,236,536
REIT - Hotels - 0.4%
        11,135,000  Host Hotels & Resorts L.P., 7.1250%, 11/1/13                                         11,329,863
REIT - Office Property - 0.7%
         3,740,000  Reckson Operating Partnership L.P., 6.0000%, 3/31/16                                  3,687,397
        18,076,000  Reckson Operating Partnership L.P., 7.7500%, 3/15/20 (144A)                          18,282,970
                                                                                                         21,970,367
REIT - Warehouse/Industrial - 0.2%
         3,293,000  ProLogis, 7.3750%, 10/30/19                                                           3,323,217
         3,784,000  ProLogis, 6.8750%, 3/15/20                                                            3,720,095
                                                                                                          7,043,312
Resorts and Theme Parks - 0.2%
         7,679,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                  7,842,179
Retail - Apparel and Shoe - 0.8%
         7,728,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                8,191,679
         5,759,000  Limited Brands, Inc., 8.5000%, 6/15/19                                                6,694,838
         2,582,000  Limited Brands, Inc., 7.0000%, 5/1/20                                                 2,788,560
         7,526,000  Phillips-Van Heusen Corp., 7.3750%, 5/15/20                                           7,930,523
                                                                                                         25,605,600
Retail - Auto Parts - 0.3%
         9,396,000  Advance Auto Parts, Inc., 5.7500%, 5/1/20                                            10,134,103
Retail - Computer Equipment - 0.1%
         1,891,000  GameStop Corp., 8.0000%, 10/1/12                                                      1,935,911
Retail - Propane Distribution - 0.1%
         4,151,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                              4,296,285
Retail - Regional Department Stores - 1.5%
         3,414,000  JC Penney Corp., Inc., 9.0000%, 8/1/12                                                3,763,934
         8,292,000  JC Penney Corp., Inc., 6.8750%, 10/15/15                                              8,934,630
         9,734,000  JC Penney Corp., Inc., 5.7500%, 2/15/18                                              10,026,020
         1,212,000  JC Penney Corp., Inc., 6.3750%, 10/15/36                                              1,169,580
         4,918,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                        5,213,080
        10,620,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                       11,310,300
         5,648,000  Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                         5,718,600
                                                                                                         46,136,144
Retail - Restaurants - 0.9%
        10,524,000  Brinker International, 5.7500%, 6/1/14                                               11,199,703
         9,036,000  Darden Restaurants, Inc., 5.6250%, 10/15/12                                           9,778,425
         8,070,000  Denny's Holdings, Inc., 10.0000%, 10/1/12                                             8,100,263
                                                                                                         29,078,391
Savings/Loan/Thrifts - 0.2%
         5,915,000  Amsouth Bank/Birmingham AL, 4.8500%, 4/1/13                                           5,957,541
Steel - Producers - 0.1%
         2,459,000  ArcelorMittal, 5.3750%, 6/1/13                                                        2,640,253
Super-Regional Banks - 1.0%
         3,339,000  Comerica, Inc., 3.0000%, 9/16/15                                                      3,379,422
         4,372,000  National City Corp., 6.8750%, 5/15/19                                                 5,128,443
         3,773,000  PNC Funding Corp., 3.6250%, 2/8/15                                                    3,982,586
         5,656,000  PNC Funding Corp., 5.1250%, 2/8/20                                                    6,123,061
         7,900,000  PNC Preferred Funding Trust III, 8.7000%, 3/15/99 (144A) ***                          8,304,639
         3,733,000  Wells Fargo & Co, 3.6250%, 4/15/15                                                    3,958,316
                                                                                                         30,876,467
Telecommunication Equipment - Fiber Optics - 0.2%
         6,077,000  Corning, Inc., 5.7500%, 8/15/40                                                       6,446,318
Telecommunication Services - 0.2%
         5,550,000  Virgin Media Secured Finance PLC, 6.5000%, 1/15/18                                    5,855,250
Telephone - Integrated - 2.0%
         3,900,000  Qwest Communications International, Inc., 7.5000%, 2/15/14                            3,978,000
        29,944,000  Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                     31,441,200
        20,257,000  Sprint Capital Corp., 7.6250%, 1/30/11                                               20,586,176
         7,481,000  Sprint Capital Corp., 8.3750%, 3/15/12                                                8,004,670
                                                                                                         64,010,046
Television - 0.4%
         9,764,000  CBS Corp., 8.2000%, 5/15/14                                                          11,630,262
Toys - 0.3%
         2,449,000  Mattel, Inc., 4.3500%, 10/1/20                                                        2,474,678
         7,348,000  Mattel, Inc., 6.2000%, 10/1/40                                                        7,458,536
                                                                                                          9,933,214
Transportation - Railroad - 0.8%
         2,598,157  CSX Corp., 8.3750%, 10/15/14                                                          3,101,134
         1,735,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                         1,795,725
         1,098,000  Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                          1,136,430
        15,704,000  Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18 (144A)                  16,881,800
         1,575,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                      1,907,719
                                                                                                         24,822,808
Transportation - Services - 0.7%
        16,676,000  Asciano Finance, 4.6250%, 9/23/20 (144A)                                             16,818,997
         4,533,000  Ryder System, Inc., 3.6000%, 3/1/16                                                   4,602,627
                                                                                                         21,421,624
Transportation - Truck - 0.5%
        15,801,000  JB Hunt Transport Services, 3.3750%, 9/15/15                                         15,861,723
--------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,932,698,593)                                                           2,053,186,884
--------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds - 0.2%
     2,056,000 BRL  Brazilian Government International Bond, 4.8750%, 1/22/21                             2,256,460
     2,790,000 CLP  Chile Government International Bond, 3.8750%, 8/5/20                                  2,893,983
--------------------------------------------------------------------------------------------------------------------
Total Foreign Government Bonds (total cost $4,899,412) -0.2%                                              5,150,443
--------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
Diversified Banking Institutions- 0.1%
           152,275  Citigroup Capital, 7.8750% (cost $3,806,875)                                          3,806,875
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 31.8%

U.S. Treasury Notes/Bonds:
        $2,285,000  0.8750%, 1/31/11                                                                      2,290,267
         4,485,000  0.8750%, 3/31/11                                                                      4,499,715
        15,325,000  0.8750%, 5/31/11                                                                     15,392,047
        11,121,000  1.1250%, 6/30/11                                                                     11,193,976
        22,802,000  1.0000%, 10/31/11                                                                    22,972,126
         4,018,000  1.0000%, 12/31/11                                                                     4,051,904
        15,885,000  1.1250%, 1/15/12                                                                     16,048,806
        70,751,000  0.8750%, 1/31/12                                                                     71,259,557
        30,294,000  4.6250%, 2/29/12                                                                     32,128,211
        90,391,000  0.8750%, 2/29/12                                                                     91,079,778
        22,578,000  1.3750%, 5/15/12                                                                     22,944,012
         2,337,000  1.5000%, 7/15/12                                                                      2,384,287
        29,895,000  0.6250%, 7/31/12                                                                     30,019,961
         5,685,000  1.3750%, 1/15/13                                                                      5,797,370
        24,441,000  1.3750%, 2/15/13                                                                     24,931,726
         2,559,000  1.7500%, 4/15/13                                                                      2,636,359
        58,099,000  1.1250%, 6/15/13                                                                     58,925,167
        95,289,000  1.0000%, 7/15/13                                                                     96,331,461
        37,827,000  0.7500%, 8/15/13                                                                     37,968,851
         5,748,000  2.7500%, 10/31/13                                                                     6,112,642
        34,937,000  1.7500%, 1/31/14                                                                     36,077,903
         5,847,000  1.8750%, 2/28/14                                                                      6,061,240
         4,047,000  1.7500%, 3/31/14                                                                      4,178,528
        28,409,000  2.2500%, 5/31/14**                                                                   29,851,637
        13,875,000  2.6250%, 7/31/14                                                                     14,770,368
         7,645,000  2.3750%, 8/31/14                                                                      8,066,071
        20,984,000  2.3750%, 9/30/14                                                                     22,147,962
         5,101,000  2.6250%, 12/31/14                                                                     5,433,759
        18,320,000  2.2500%, 1/31/15                                                                     19,224,550
        26,953,000  2.3750%, 2/28/15                                                                     28,431,103
        33,731,000  2.5000%, 3/31/15                                                                     35,768,015
        38,586,000  2.5000%, 4/30/15                                                                     40,907,179
        49,441,000  2.1250%, 5/31/15                                                                     51,546,198
         1,199,000  1.8750%, 6/30/15                                                                      1,235,532
        16,005,000  1.7500%, 7/31/15                                                                     16,390,080
         4,534,000  3.3750%, 11/15/19                                                                     4,884,324
        21,820,000  3.6250%, 2/15/20                                                                     23,932,111
        16,667,000  3.5000%, 5/15/20                                                                     18,091,529
        15,429,000  2.6250%, 8/15/20                                                                     15,573,647
         5,773,000  5.2500%, 2/15/29                                                                      7,295,629
         5,034,000  4.3750%, 11/15/39                                                                     5,647,519
        12,070,000  4.6250%, 2/15/40                                                                     14,103,047
        37,453,000  3.8750%, 8/15/40                                                                     38,717,039
--------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (979,180,120)                                                         1,007,303,193
--------------------------------------------------------------------------------------------------------------------
Money Market - 2.7%
        84,810,261  Janus Cash Liquidity Fund LLC, 0% (cost $84,810,261)                                 84,810,261
--------------------------------------------------------------------------------------------------------------------
Short - Term Taxable Variable Rate Demand Note - 0.2%
         7,275,000  State of California Build America Bonds - Variable Purpose,
                    7.5500%, 4/1/39 (amortized cost $7,970,650)                                           7,911,635
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,021,183,355) - 100%                                                  3,170,068,299
--------------------------------------------------------------------------------------------------------------------


Summary of Investments by Country - (Long Positions)

                                                  September 30, 2010 (unaudited)

                                                                                                                % of Investment
Country                                                                        Value                            Securities
------------------------------------------------------------------------------------------------------------------------------------
Australia                                                                $       16,818,997                          0.5%
Brazil                                                                            2,256,460                          0.1%
Canada                                                                           64,685,955                          2.0%
Cayman Islands                                                                   31,468,296                          1.0%
Chile                                                                             2,893,983                          0.1%
India                                                                             1,672,622                          0.1%
Luxembourg                                                                       27,008,395                          0.9%
Mexico                                                                           19,813,955                          0.6%
Switzerland                                                                      35,419,889                          1.1%
United Kingdom                                                                   77,381,704                          2.4%
United States++                                                               2,890,648,043                         91.2%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $    3,170,068,299                        100.0%

++ Includes Cash Equivalents (88.3% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC            Public Limited Company

REIT           Real Estate Investment Trust

ULC            Unlimited Liability Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open future contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

***            Rate is subject to change. Rate shown reflects current rate.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2010)

                                                                         Level 2 - Other             Level 3 -
                                                    Level 1 - Quoted     Significant Observable      Significant
                                                    Prices               Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Flexible Bond Fund
Bank Loans                                                        $-            $     7,899,008                     $  -
---------------------------------------------------------------------------------------------------------------------------
Corporate Bonds                                                    -              2,053,186,884                        -
---------------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds                                           -                  5,150,443                        -
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                                    -                  3,806,875                        -
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                                          -              1,007,303,193                        -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Money Market                                                       -                 84,810,261                        -
---------------------------------------------------------------------------------------------------------------------------
Short - Term Taxable Variable Rate Demand Note                     -                  7,911,635                        -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                                   $-            $ 3,170,068,299                     $  -
---------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                             $18,914,058

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                       Value
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 27.9 %
    $   30,700,000  Credit Suisse Securities (USA) LLC, 0.3000%
                    dated 9/30/10, maturing 10/1/10
                    to be repurchased at $30,700,256
                    collateralized by $276,388,891
                    in U.S. Government Agencies
                    0.0000% - 99.9999%, 5/25/41 - 4/20/40
                    with a value of $30,700,000                                                    $   30,700,000
        20,000,000  HSBC Securities (USA), Inc., 0.2500%
                    dated 9/30/10, maturing 10/1/10
                    to be repurchased at $20,000,139
                    collateralized by $19,507,180
                    in U.S. Government Agencies
                    4.5000% - 5.5000%, 7/1/40 - 9/1/40
                    with a value of $20,400,501                                                        20,000,000
         9,200,000  RBC Capital Markets Corp., 0.3000%
                    dated 9/30/10, maturing 10/1/10
                    to be repurchased at $9,200,077
                    collateralized by $13,219,347
                    in U.S. Government Agencies
                    0.5759% - 9.0000%, 6/15/18 - 5/20/38
                    with a value of $9,384,000                                                          9,200,000
--------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements  (cost $59,900,000)                                                        59,900,000
--------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes -- 34.7 %
            Army & Air Force Exchange Services:
         5,000,000  0.3500%, 10/14/10                                                                   5,000,000
         5,000,000  0.3500%, 10/26/10                                                                   5,000,000
            Fannie Mae:
         5,000,000  0.2000%, 10/1/10                                                                    5,000,000
         5,000,000  0.1900%, 10/6/10                                                                    4,999,868
         4,150,000  0.2700%, 11/3/10                                                                    4,148,972
         5,000,000  0.2450%, 11/8/10                                                                    4,998,688
         5,000,000  0.2100%, 2/9/11                                                                     4,996,179
         5,000,000  0.2700%, 3/1/11                                                                     4,994,336
            Federal Home Loan Bank System:
         5,000,000  0.1800%, 10/20/10                                                                   4,999,525
         2,765,000  0.2750%, 12/1/10                                                                    2,763,711
         5,000,000  0.2200%, 3/25/11                                                                    4,994,653
         6,681,080  0.3000%, 1/15/42                                                                    6,660,576
            Freddie Mac:
         3,155,000  0.2600%, 11/16/10                                                                   3,153,937
         5,000,000  0.2850%, 12/6/10                                                                    4,997,350
         5,000,000  0.2100%, 2/14/11                                                                    4,995,978
         3,000,000  0.2300%, 4/5/11                                                                     2,996,385
--------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes  (cost $74,700,158)                                                 74,700,158
--------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes -- 37.4 %
         1,380,000  A.E. Realty LLC, Series 2003
                    0.3300%, 1/10/23                                                                    1,380,000
         4,120,000  Cunat Capital Corp.
                    0.2700%, 1/4/36                                                                     4,120,000
         9,000,000  Cypress Bend Real Estate Development LLC
                    0.3300%, 1/4/33                                                                     9,000,000
         6,260,000  Florida Housing Financial Corp. Multifamily Revenue, (Stone Harbor
                    Apartments), Series K, 0.3000%, 15/7/36                                             6,260,000
         1,780,000  GMC Financing LLC
                    0.4500%, 1/6/30                                                                     1,780,000
         3,300,000  Indian Hills Country Club
                    0.3300%, 1/3/30                                                                     3,300,000
         3,745,000  Johnson Capital Management LLC
                    0.4300%, 1/6/47                                                                     3,745,000
           220,000  Lakeshore Professional Properties LLC.
                    0.4300%, 1/7/45                                                                       220,000
           700,000  Maryland State Community Development Administration Multifamily
                    Development (Crusader-D), 0.2400%, 1/2/41                                             700,000
        28,000,000  Mesivta Yeshiva Rabbi Chaim
                    0.2260%, 1/11/35                                                                   28,000,000
         4,835,000  Mississippi Business Finance Corp., Mississippi Revenue (John Fayard)
                    Series A
                    0.3500%, 1/3/29                                                                     4,835,000
         4,980,000  Mississippi Business Finance Corp., Mississippi Revenue (John Fayard)
                    Series B
                    0.3500%, 1/3/29                                                                     4,980,000
         2,065,000  New York City Housing Development Corp. Multifamily Revenue (Aldus St.
                    Apartments), Series A, 0.2700%, 15/6/37                                             2,065,000
           500,000  Sacramento California Redevelopment Agency
                    0.3200%, 15/1/36                                                                      500,000
           350,000  Shepherd Capital LLC
                    0.4300%, 1/10/53                                                                      350,000
         4,500,000  Thomas H. Turner Family IRR Trust
                    0.3300%, 1/6/20                                                                     4,500,000
         4,695,000  Tyler Enterprises LLC
                    0.3300%, 1/10/22                                                                    4,695,000
--------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Notes  (cost $80,430,000)                                                   80,430,000
--------------------------------------------------------------------------------------------------------------------
Total Investments  (total cost $215,030,158) - 100%                                                $  215,030,158
--------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2010.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of
September 30, 2010)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Government Money Market Fund
U.S. Government Agency Notes                           $-           $ 74,700,158                $-
---------------------------------------------------------------------------------------------------
Variable Rate Demand Notes                              -             80,430,000                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Repurchase Agreements                                   -             59,900,000                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investments in Securities                        $-          $ 215,030,158                $-
---------------------------------------------------------------------------------------------------

Janus Growth Allocation Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) -- 100.0 %

Equity Funds -- 80.7 %
         1,135,499  INTECH Risk-Managed Growth Fund - Class I Shares                                   13,194,494
         2,553,309  INTECH Risk-Managed Value Fund - Class I Shares                                    22,341,453
           456,699  Janus Contrarian Fund - Class I Shares                                              6,398,353
           236,845  Janus Fund - Class I Shares                                                         6,366,384
           612,716  Janus Global Real Estate Fund - Class I Shares                                      5,600,223
           298,676  Janus Global Select Fund - Class I Shares                                           3,294,395
           376,338  Janus Growth and Income Fund - Class I Shares                                      10,725,648
         3,600,589  Janus International Equity Fund - Class I Shares                                   39,246,422
           429,695  Janus Overseas Fund - Class I Shares                                               20,483,544
           444,321  Janus Research Fund - Class I Shares                                               11,721,202
           148,579  Janus Triton Fund - Class I Shares                                                  2,187,085
           180,045  Janus Twenty Fund - Class D Shares                                                 10,869,337
         1,190,811  Perkins Large Cap Value Fund - Class I Shares                                      15,039,941
           205,685  Perkins Mid Cap Value Fund - Class I Shares                                         4,255,625
           183,594  Perkins Small Cap Value Fund - Class I Shares                                       4,123,520
                                                                                                      175,847,626
Fixed-Income Funds -- 19.3 %
         3,396,677  Janus Flexible Bond Fund - Class I Shares                                          37,261,551
           546,775  Janus High-Yield Fund - Class I Shares                                              4,833,487
                                                                                                       42,095,038
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $196,950,272) - 100%                                                    217,942,664
--------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

                                                                                                      Level 3
                                                                                   Level 2          Significant
                                                               Level 1         ther Significant     Unobservable
Valuation Inputs Summary (as of September 30,2010)         Quoted - Prices    Observable Inputs        Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Growth Allocation Fund
Mutual Funds
Equity Funds                                                         $ --        $ 175,847,626      $          --
Fixed-Income Fund                                                      --           42,095,038                 --
Total Investment in Securities                                       $ --        $ 217,942,664      $          --

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------------------------
Bank Loans - 3.1%
Advertising Agencies - 0.1%
        $1,794,000  Visant Corp., 0%, 9/22/16***                                                            $    1,801,481
Automotive - Cars and Light Trucks - 0.7%
        10,846,644  Ford Motor Co., 3.1000%, 12/16/13***                                                        10,615,068
Cable/Satellite TV - 0.2%
         2,885,000  Citadel Broadcasting Co., 0%, 6/3/15***                                                      3,038,626
Casino Hotels - 0.2%
         3,740,000  Harrah's Entertainment, Inc., 3.4978%, 1/28/15***                                            3,215,128
Electric - Integrated - 0.4%
         7,133,325  Texas Company Electric Holdings, 3.7577%, 10/10/14***                                        5,518,055
Finance - Consumer Loans - 0.2%
         2,890,000  AGFS Funding Co., 7.2500%, 4/8/15***                                                         2,902,456
Retail - Apparel and Shoe - 0.3%
         4,546,933  Burlington Coat Factory, 2.5400%, 5/28/13***                                                 4,367,102
Retail - Regional Department Stores - 0.4%
         5,997,166  Neiman Marcus Group, Inc., 2.2578%, 3/13/13***                                               5,805,257
Special Purpose Entity - 0.4%
         5,590,762  Fox Acquisition LLC, 7.5000%, 7/14/15***                                                     5,511,541
Therapeutics - 0.1%
         1,102,157  Warner Chilcott, Ltd., 6.5000%, 1/29/16***                                                   1,106,290
           357,843  Warner Chilcott, Ltd., 6.5000%, 2/22/16***                                                     359,185
                                                                                                                 1,465,475
Vitamins and Nutrition Products - 0.1%
         1,196,000  NBTY, Inc., 0%, 7/14/17                                                                      1,207,362
---------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $42,284,492)                                                                             45,447,551
---------------------------------------------------------------------------------------------------------------------------
Common Stock- 1.1%
Auction House - Art Dealer - 0.3%
           307,655  KAR Auction Services, Inc.*                                                                  3,879,530
Telephone - Integrated - 0.8%
         1,974,715  Qwest Communications International, Inc.                                                    12,381,463
---------------------------------------------------------------------------------------------------------------------------
Total Common Stock- (cost $12,547,889)                                                                          16,260,993
---------------------------------------------------------------------------------------------------------------------------
Corporate Bonds- 91.3%
Advertising Agencies - 0.2%
   $     2,970,000  Interpublic Group of Companies, Inc., 10.0000%, 7/15/17                                 $    3,467,475
Advertising Services - 0.5%
         7,573,000  Visant Corp., 10.0000%, 10/1/17 (144A)                                                       7,913,785
Agricultural Chemicals - 1.0%
         6,852,000  CF Industries, Inc., 6.8750%, 5/1/18                                                         7,374,465
         3,564,000  CF Industries, Inc., 7.1250%, 5/1/20                                                         3,898,125
         4,075,000  Phibro Animal Health Corp., 9.2500%, 7/1/18 (144A)                                           4,217,625
                                                                                                                15,490,215
Airlines - 0.9%
         1,782,000  American Airlines, Inc., 10.5000%, 10/15/12 (144A)                                           1,924,560
         1,066,000  Delta Air Lines, Inc., 9.5000%, 9/15/14 (144A)                                               1,156,610
         4,752,000  United Air Lines, Inc., 9.8750%, 8/1/13 (144A)                                               5,155,920
         4,158,000  United Air Lines, Inc., 12.0000%, 11/1/13 (144A)                                             4,594,590
                                                                                                                12,831,680
Apparel Manufacturers - 1.6%
         6,474,000  Levi Strauss & Co., 8.8750%, 4/1/16                                                          6,846,255
         5,940,000  Levi Strauss & Co., 7.6250%, 5/15/20                                                         6,162,750
        11,045,000  Quiksilver, Inc., 6.8750%, 4/15/15                                                          10,465,138
                                                                                                                23,474,143
Auction House - Art Dealer - 0%
           198,000  Kar Auction Services, Inc., 10.0000%, 5/1/15                                                   207,900
Automotive - Cars and Light Trucks - 2.9%
         9,368,000  Ford Motor Co., 4.2500%, 11/15/16                                                           13,981,740
        23,106,000  Ford Motor Co., 7.4500%, 7/16/31**                                                          24,088,004
        13,325,000  General Motors Corp., 8.3750%, 7/15/33                                                       4,497,188
                                                                                                                42,566,932
Automotive - Truck Parts and Equipment - Original - 2.8%
         2,970,000  Accuride Corp., 9.5000%, 8/1/18 (144A)                                                       3,118,500
        11,583,000  American Axle & Manufacturing Holdings, Inc., 9.2500%, 1/15/17 (144A)                       12,683,384
         1,782,000  ArvinMeritor, Inc., 8.1250%, 9/15/15                                                         1,804,275
         4,455,000  Tenneco, Inc., 7.7500%, 8/15/18 (144A)                                                       4,566,375
         5,643,000  TRW Automotive, Inc., 7.0000%, 3/15/14 (144A)                                                5,953,365
         5,257,000  TRW Automotive, Inc., 7.2500%, 3/15/17 (144A)                                                5,585,563
         5,725,000  Visteon Corp., 12.2500%, 12/31/16 (144A)                                                     7,156,250
                                                                                                                40,867,712
Beverages - Wine and Spirits - 0.1%
         1,175,000  Constellation Brands, Inc., 8.3750%, 12/15/14                                                1,296,906
Broadcast Services and Programming - 0.2%
         2,970,000  XM Satellite Radio, Inc., 11.2500%, 6/15/13                                                  3,259,575
Building - Residential and Commercial - 1.7%
         5,940,000  Lennar Corp., 5.6000%, 5/31/15                                                               5,598,450
         6,237,000  M/I Homes, Inc., 6.8750%, 4/1/12                                                             6,221,407
         5,940,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                       5,836,050
         2,376,000  Standard Pacific Corp., 6.2500%, 4/1/14                                                      2,289,870
         4,752,000  Standard Pacific Corp., 10.7500%, 9/15/16                                                    5,179,680
                                                                                                                25,125,457
Building and Construction - Miscellaneous - 0.3%
         4,752,000  American Residential Services LLC, 12.0000%, 4/15/15 (144A)                                  4,775,760
Building and Construction Products - Miscellaneous - 1.1%
         2,376,000  Associated Materials LLC, 9.8750%, 11/15/16                                                  2,874,960
         2,970,000  Ply Gem Industries, Inc., 11.7500%, 6/15/13                                                  3,177,900
         9,504,000  Ply Gem Industries, Inc., 13.1250%, 7/15/14                                                  9,682,200
                                                                                                                15,735,060
Building Products - Wood - 0.3%
         4,963,000  Boise Cascade LLC, 7.1250%, 10/15/14                                                         4,764,480
Cable/Satellite TV - 1.4%
         9,504,000  Block Communications, Inc., 8.2500%, 12/15/15 (144A)                                         9,515,880
         4,453,000  CCO Holdings LLC / CCO Holdings Capital Corp., 7.2500%, 10/30/17 (144A)                      4,514,229
           594,000  CCO Holdings LLC / CCO Holdings Capital Corp., 7.8750%, 4/30/18 (144A)                         616,275
         3,564,000  Mediacom LLC / Mediacom Capital Corp., 9.1250%, 8/15/19                                      3,688,740
         2,376,000  Unitymedia Hessen / Unitymedia NRW, 8.1250%, 12/1/17 (144A)                                  2,471,040
                                                                                                                20,806,164
Casino Hotels - 4.0%
         8,615,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14                                                     9,196,512
         3,564,000  Boyd Gaming Corp., 6.7500%, 4/15/14                                                          3,171,960
         2,376,000  Harrah's Operating Co., Inc., 11.2500%, 6/1/17                                               2,601,720
         1,782,000  Harrah's Operating Co., Inc., 12.7500%, 4/15/18                                              1,661,715
         8,316,000  Harrah's Operating Co., Inc., 10.0000%, 12/15/18 (144A)                                      6,642,405
         4,289,000  MGM Mirage, 10.3750%, 5/15/14                                                                4,771,513
         7,600,000  MGM Mirage, 4.2500%, 4/15/15 (144A)                                                          7,001,500
         8,374,000  MGM Mirage, 7.5000%, 6/1/16                                                                  7,076,029
         4,132,000  MGM Mirage, 11.1250%, 11/15/17                                                               4,705,315
         3,267,000  MGM Mirage, 11.3750%, 3/1/18                                                                 3,111,818
         5,940,000  MGM Mirage, 9.0000%, 3/15/20 (144A)                                                          6,251,850
         2,970,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.7500%, 8/15/20 (144A)                   3,133,350
                                                                                                                59,325,687
Cellular Telecommunications - 1.1%
         4,455,000  Sprint Nextel Corp., 6.0000%, 12/1/16                                                        4,399,313
        11,434,000  Sprint Nextel Corp., 8.3750%, 8/15/17                                                       12,405,890
                                                                                                                16,805,203
Chemicals - Diversified - 0.9%
        12,474,000  LBI Escrow Corp., 8.0000%, 11/1/17                                                          13,627,845
Chemicals - Specialty - 1.1%
         5,676,000  Ashland, Inc., 9.1250%, 6/1/17                                                               6,499,020
         2,925,000  Huntsman International, 8.6250%, 3/15/21 (144A)                                              3,027,375
         7,177,000  Vertellus Specialties, 9.3750%, 10/1/15 (144A)                                               7,446,138
                                                                                                                16,972,533
Coal - 0.1%
         1,782,000  Arch coal, Inc., 7.2500%, 10/1/20                                                            1,882,238
Commercial Banks - 3.1%
        15,147,000  CIT Group, Inc., 7.0000%, 5/1/13                                                            15,222,734
         6,831,000  CIT Group, Inc., 7.0000%, 5/1/15                                                             6,779,768
        24,825,000  CIT Group, Inc., 7.0000%, 5/1/17**                                                          24,297,468
                                                                                                                46,299,970
Commercial Services - 0.6%
         7,722,000  Iron Mountain, Inc., 8.3750%, 8/15/21                                                        8,349,413
Commercial Services - Finance - 0.8%
        11,880,000  Cardtronics, Inc., 8.2500%, 9/1/18                                                          12,503,700
Computer Services - 0.4%
         6,222,000  Sungard Data Systems, Inc., 9.1250%, 8/15/13                                                 6,354,218
Consumer Products - Miscellaneous - 0.7%
         2,376,000  Jarden Corp., 8.0000%, 5/1/16                                                                2,530,440
         2,694,000  Amscan Holdings, Inc., 8.7500%, 5/1/14                                                       2,754,615
         4,306,000  Jarden Corp., 7.5000%, 5/1/17                                                                4,456,710
                                                                                                                 9,741,765
Containers - Metal and Glass - 1.3%
         6,356,000  Ball Corp., 6.6250%, 3/15/18                                                                 6,689,690
         4,816,000  Ardagh Packaging Finance, 7.3750%, 10/15/17 (144A)                                           4,816,000
         7,825,000  Ardagh Packaging Finance, 9.1250%, 10/15/20 (144A)                                           8,089,094
                                                                                                                19,594,784
Containers - Paper and Plastic - 0.6%
         3,500,000  Graham Packaging Co. L.P., 8.2500%, 10/1/18 (144A)                                           3,556,875
         5,825,000  Graphic Packaging International, 7.8750%, 10/1/18                                            5,985,188
                                                                                                                 9,542,063
Data Processing and Management - 1.3%
           594,000  Fidelity National Information Services, Inc., 7.6250%, 7/15/17 (144A)                          634,095
           594,000  Fidelity National Information Services, Inc., 7.8750%, 7/15/20 (144A)                          640,035
         9,326,000  First Data Corp., 9.8750%, 9/24/15                                                           7,624,005
         2,213,000  First Data Corp., 11.2500%, 3/31/16**                                                        1,593,360
         9,531,230  First Data Corp., 10.5500%, 9/24/15 (PIK)                                                    7,708,382
         1,782,000  First Data Corp., 8.8750%, 8/15/20 (144A)                                                    1,848,825
                                                                                                                20,048,702
Direct Marketing - 1.1%
         9,632,000  Affinion Group Holdings, 11.6250%, 11/15/15 (144A)                                           9,728,320
         6,528,000  Affinion Group, Inc., 11.5000%, 10/15/15                                                     6,895,200
                                                                                                                16,623,520
Distribution/Wholesale - 0.8%
         3,772,000  Ace Hardware Corp., 9.1250%, 6/1/16 (144A)                                                   4,026,610
         4,752,000  McJunkin Red Man Corp., 9.5000%, 12/15/16 (144A)                                             4,181,760
         3,284,000  Nebraska Book Co., 8.6250%, 3/15/12                                                          3,136,220
                                                                                                                11,344,590
Diversified Banking Institutions - 2.6%
        12,177,000  Ally Financial, Inc., 7.5000%, 9/15/20 (144A)                                               12,968,505
         9,039,000  GMAC, Inc., 6.8750%, 9/15/11                                                                 9,321,469
        15,444,000  GMAC, Inc., 8.0000%, 11/1/31                                                                16,563,689
                                                                                                                38,853,663
Diversified Financial Services - 0.7%
         9,917,000  OPTI Canada, Inc., 9.0000%, 12/15/12 (144A)                                                 10,040,963
Diversified Operations - Commercial Services - 0.4%
         6,326,000  ARAMARK Corp., 8.5000%, 2/1/15                                                               6,579,040
Electric - Generation - 0.9%
         2,376,000  AES Corp., 9.7500%, 4/15/16 (144A)                                                           2,732,400
         9,261,000  AES Corp., 8.0000%, 10/15/17                                                                10,001,880
                                                                                                                12,734,280
Electric - Integrated - 0.4%
         5,940,000  Calpine Construction Finance Co. L.P., 8.0000%, 6/1/16 (144A)                                6,355,800
Electronic Components - Semiconductors - 1.1%
         9,398,000  Advanced Micro Devices, Inc., 8.1250%, 12/15/17                                              9,914,890
         6,534,000  STATS ChipPAC, Ltd., 7.5000%, 8/12/15 (144A)                                                 7,040,385
                                                                                                                16,955,275
Electronics - Military - 1.0%
        14,062,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                 14,501,438
Finance - Auto Loans - 1.3%
         5,643,000  Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                                   6,170,745
         2,376,000  Ford Motor Credit Co. LLC, 8.7000%, 10/1/14                                                  2,665,573
         8,910,000  Ford Motor Credit Co. LLC, 8.1250%, 1/15/20                                                 10,238,168
                                                                                                                19,074,486
Finance - Consumer Loans - 0.7%
        11,610,000  American General Finance, 6.9000%, 12/15/17                                                  9,694,350
Finance - Leasing Companies - 0.7%
        10,098,000  International Lease Finance Corp., 8.7500%, 3/15/17 (144A)                                  10,830,105
Finance - Other Services - 0.4%
         5,940,000  Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 8.0000%, 1/15/18                   5,969,700
Food - Canned - 0.2%
         2,970,000  TreeHouse Foods, Inc., 7.7500%, 3/1/18                                                       3,192,750
Food - Meat Products - 2.1%
         1,668,000  JBS USA LLC / JBS USA Finance Inc., 11.6250%, 5/1/14                                         1,926,540
         6,500,000  Smithfield Foods, Inc., 4.0000%, 6/30/13                                                     6,857,500
         5,940,000  Smithfield Foods, Inc., 10.0000%, 7/15/14 (144A)                                             6,831,000
         4,400,000  Tyson Foods Inc., 3.2500%, 10/15/13                                                          5,186,500
         9,207,000  Tyson Foods Inc., 7.3500%, 4/1/16                                                           10,185,243
                                                                                                                30,986,783
Food - Miscellaneous/Diversified - 2.0%
         8,717,000  Del Monte Corp., 6.7500%, 2/15/15                                                            9,011,198
         2,376,000  Del Monte Corp., 7.5000%, 10/15/19                                                           2,563,110
         5,272,000  Dole Food Co., Inc., 8.7500%, 7/15/13                                                        5,601,500
         5,536,000  Dole Food Co., Inc., 13.8750%, 3/15/14**                                                     6,753,920
         5,049,000  Dole Foods Co., 8.0000%, 10/1/16 (144A)                                                      5,282,516
           594,000  Michael Foods, Inc., 9.7500%, 7/15/18 (144A)                                                   635,580
                                                                                                                29,847,824
Food - Retail - 0.2%
         3,148,000  Stater Brothers Holdings, 7.7500%, 4/15/15                                                   3,226,700
Gambling - Non-Hotel - 1.0%
         5,696,000  Jacobs Entertainment, Inc., 9.7500%, 6/15/14                                                 5,211,840
         6,237,000  Pinnacle Entertainment, Inc., 7.5000%, 6/15/15                                               6,034,297
         1,782,000  Pinnacle Entertainment, Inc., 8.6250%, 8/1/17                                                1,891,148
         1,702,000  Pokagon Gaming Authority, 10.3750%, 6/15/14 (144A)                                           1,776,463
                                                                                                                14,913,748
Home Furnishings - 0.4%
         5,049,000  Norcraft Companies L.P. / Norcraft Finance Corp., 10.5000%, 12/15/15                         5,276,205
Hotels and Motels - 0.2%
         2,200,000  Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                                  2,365,000
Independent Power Producer - 1.3%
         6,237,000  Calpine Corp., 7.8750%, 7/31/20 (144A)                                                       6,408,518
         6,237,000  NRG Energy, Inc., 7.3750%, 1/15/17                                                           6,392,925
         6,237,000  NRG Energy, Inc., 8.5000%, 6/15/19                                                           6,572,238
                                                                                                                19,373,681
Investment Management and Advisory Services - 0.3%
         4,466,000  Pinafore LLC, Inc., 9.0000%, 10/1/18 (144A)                                                  4,689,300
Machine Tools and Related Products - 0.2%
         2,376,000  Thermadyne Holdings Corp., 10.5000%, 2/1/14                                                  2,411,640
Machinery - Farm - 0.1%
         1,782,000  Case New Holland, Inc., 7.8750%, 12/1/17 (144A)                                              1,935,698
Medical - Hospitals - 3.3%
         5,864,000  CHS / Community Health Systems, Inc., 8.8750%, 7/15/15                                       6,230,500
         6,130,000  HCA, Inc., 9.2500%, 11/15/16                                                                 6,635,725
        15,741,000  HCA, Inc., 7.2500%, 9/15/20                                                                 16,842,869
         5,292,000  IASIS Healthcare, 8.7500%, 6/15/14                                                           5,411,070
         1,781,000  Lifepoint Services, Inc., 6.6250%, 10/1/20                                                   1,816,620
         7,751,000  Tenet Healthcare Corp., 9.2500%, 2/1/15                                                      8,322,636
         3,200,000  UHS Escrow Corp., 7.0000%, 10/1/18 (144A)                                                    3,304,000
                                                                                                                48,563,420
Medical Instruments - 0.2%
         2,830,000  Accellent, Inc., 8.3750%, 2/1/17 (144A)                                                      2,886,600
Medical Products - 0.5%
         6,653,000  Biomet, Inc., 11.6250%, 10/15/17                                                             7,409,779
Motion Pictures and Services - 0.4%
         5,346,000  Lions Gate Entertainment, Inc., 10.2500%, 11/1/16 (144A)                                     5,426,190
Multimedia - 0%
           594,000  Entravision communications Corp., 8.7500%, 8/1/17 (144A)                                       605,880
Music - 0.3%
         4,036,000  WMG Acquisition Corp., 9.5000%, 6/15/16                                                      4,318,520
Office Supplies and Forms - 0.4%
         5,346,000  ACCO Brands Corp., 10.6250%, 3/15/15                                                         5,974,155
Oil - Field Services - 0.1%
         2,079,000  Calfrac Holdings L.P., 7.7500%, 2/15/15 (144A)                                               2,099,790
Oil Companies - Exploration and Production - 3.4%
         2,925,000  Chaparral Energy, Inc., 9.8750%, 10/1/20 (144A)                                              2,968,875
         3,267,000  Chesapeake Energy Corp.,   6.8750%, 11/15/20                                                 3,463,020
         3,148,000  Chesapeake Energy Corp., 7.2500%, 12/15/18                                                   3,391,970
         4,752,000   Continental Resources, Inc., 8.2500%, 10/1/19                                               5,203,440
         2,970,000  Continental Resources, Inc., 7.1250%, 4/1/21 (144A)                                          3,088,800
         1,540,000  Forest Oil Corp., 8.5000%, 2/15/14                                                           1,682,450
         4,186,000  Harvest Operations Corp., 6.8750%, 10/1/17 (144A)                                            4,280,185
         1,188,000  Hilcorp Energy  L.P. / Hilcorp Finance Co., 9.0000%, 6/1/16 (144A)                           1,232,550
         4,752,000  Linn Energy LLC, 7.7500%, 2/1/21 (144A)                                                      4,793,580
         2,673,000  OPTI Canada, Inc.,  8.2500%, 12/15/14                                                        2,031,480
         2,970,000  Petrohawk Energy Corp., 7.2500%, 8/15/18 (144A)                                              3,029,400
         5,524,000  Quicksilver Resources, Inc., 8.2500%, 8/1/15                                                 5,827,819
         2,376,000  Quicksilver Resources, Inc., 11.7500%, 1/1/16                                                2,785,860
         5,346,000  SandRidge Energy, Inc., 9.8750%, 5/15/16 (144A)                                              5,519,745
         1,191,000  Whiting Petroleum Corp., 6.5000%, 10/1/18                                                    1,217,798
                                                                                                                50,516,972
Oil Field Machinery and Equipment - 0.2%
         2,588,000  Dresser-Rand Group, Inc., 7.3750%, 11/1/14                                                   2,613,880
Oil Refining and Marketing - 0.2%
         2,554,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                         2,656,160
Paper and Related Products - 1.8%
         1,782,000  Boise Paper Holdings LLC / Boise Finance Co., 9.0000%, 11/1/17                               1,911,195
         5,938,000  ABI Escrow Corp., 10.2500%, 10/15/18 (144A)                                                  6,041,915
        11,256,000  Georgia-Pacific LLC, 7.1250%, 1/15/17 (144A)                                                11,917,289
         7,662,000  Verso Paper Holdings LLC, 11.3750%, 8/1/16                                                   6,886,223
                                                                                                                26,756,622
Physical Therapy and Rehabilitation Centers - 0.4%
         4,792,000  HealthSouth Corp., 10.7500%, 6/15/16                                                         5,253,230
Pipelines - 1.2%
        12,295,000  Crosstex Energy L.P. / Crosstex Energy Finance Corp, 8.8750%, 2/15/18                       12,879,012
         1,588,000  El Paso Corp., 6.5000%, 9/15/20                                                              1,627,700
         3,134,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                               3,231,938
                                                                                                                17,738,650
Printing - Commercial - 0.4%
         5,346,000  Cenveo Corp., 8.8750%, 2/1/18                                                                5,285,858
Publishing - Books - 1.1%
         3,801,000  Cengage Learning Acquisitions, Inc., 10.5000%, 1/15/15 (144A)                                3,777,244
        12,474,000  Cengage Learning Acquisitions, Inc., 13.2500%, 7/15/15 (144A)                               12,380,445
                                                                                                                16,157,689
Publishing - Newspapers - 0.2%
         3,588,000  Gannett Company, Inc., 6.3750%, 9/1/15 (144A)                                                3,547,635
Publishing - Periodicals - 0.4%
         2,376,000  Reader's Digest Association, Inc., 9.5000%, 2/15/17 (144A)                                   2,358,180
         2,970,000  Nielson Finance Co. LLC, 11.5000%, 5/1/16                                                    3,370,950
                                                                                                                 5,729,130
Radio - 0.8%
         4,754,000  Salem Communications Corp., 9.6250%, 12/15/16                                                5,051,125
         6,534,000  Sirius XM Radio, Inc., 8.7500%, 4/1/15 (144A)                                                6,942,375
                                                                                                                11,993,500
REIT - Diversified - 0.4%
         5,940,000  DuPont Fabros Technology L.P., 8.5000%, 12/15/17                                             6,370,650
REIT - Health Care - 0.1%
         1,188,000  Senior Housing Properties Trust, 6.7500%, 4/15/20                                            1,238,490
REIT - Office Property - 1.1%
        15,625,000  Reckson Operating Partnership L.P., 7.7500%, 3/15/20 (144A)                                 15,803,906
REIT - Warehouse/Industrial - 0.4%
         6,534,000  ProLogis, 6.8750%, 3/15/20                                                                   6,423,654
Rental Auto/Equipment - 0.6%
         3,267,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 7.7500%, 5/15/16                     3,209,828
         1,150,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.6250%, 3/15/18 (144A)              1,216,125
         3,844,000  Hertz Corp., 7.5000%, 10/15/18 (144A)                                                        3,844,000
                                                                                                                 8,269,953
Resorts and Theme Parks - 0.4%
         5,940,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                         6,066,225
Retail - Apparel and Shoe - 1.8%
        11,048,000  Burlington Coat Factory Warehouse Corp., 11.1250%, 4/15/14                                  11,545,159
         7,722,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                       8,185,320
         6,710,000  Phillips-Van Heusen Corp., 7.3750%, 5/15/20                                                  7,070,663
                                                                                                                26,801,142
Retail - Arts and Crafts - 0.6%
         8,613,000  Michael's Stores, Inc., 11.3750%, 11/1/16                                                    9,355,871
Retail - Bookstore - 0.2%
         3,564,000  Nebraska Book Co., 10.0000%, 12/1/11                                                         3,608,550
Retail - Computer Equipment - 0.4%
         6,362,000  GameStop Corp., 8.0000%, 10/1/12                                                             6,513,098
Retail - Drug Store - 0.2%
         2,079,000  Rite Aid Corp., 9.7500%, 6/12/16                                                             2,221,931
Retail - Leisure Products - 0.6%
         8,209,000  Steinway Musical Instruments, 7.0000%, 3/1/14 (144A)                                         8,229,523
Retail - Mail Order - 0.2%
         2,970,000  QVC, Inc., 7.5000%, 10/1/19 (144A)                                                           3,103,650
Retail - Major Department Stores - 0.4%
         2,481,000  JC Penney Co., Inc., 5.6500%, 6/1/20                                                         2,527,519
         2,025,000  Saks, Inc., 7.5000%, 12/1/13 (144A)                                                          3,581,719
                                                                                                                 6,109,238
Retail - Propane Distribution - 1.5%
         3,386,000  Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., 6.7500%, 5/1/14                     3,445,255
         1,782,000  Ferrellgas L.P. / Ferrellgas Finance Corp., 9.1250%, 10/1/17                                 1,931,243
         7,210,000  Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.6250%, 6/15/20               7,732,725
         8,750,000  Inergy L.P. / Inergy Finance, 7.0000%, 10/1/18 (144A)                                        8,968,750
                                                                                                                22,077,973
Retail - Regional Department Stores - 0.8%
         5,049,000  Macy's Retail Holdings, Inc., 7.4500%, 7/15/17                                               5,642,258
         5,346,000  Neiman Marcus Group, Inc., 10.3750%, 10/15/15                                                5,613,300
                                                                                                                11,255,558
Retail - Restaurants - 0.4%
         5,940,000  Landry's Restaurants, Inc., 11.6250%, 12/1/15                                                6,266,700
Retail - Toy Store - 0.2%
         2,970,000  Toys R Us Property Co. LLC, 8.5000%, 12/1/17 (144A)                                          3,140,775
Rubber - Tires - 0.6%
         1,782,000  Goodyear Tire & Rubber Co., 10.5000%, 5/15/16                                                2,018,115
         6,534,000  Goodyear Tire & Rubber Co., 8.2500%, 8/15/20                                                 6,877,035
                                                                                                                 8,895,150
Satellite Telecommunications - 0.9%
         1,782,000  Intelsat Subsidiary Holding Co., Ltd., 8.8750%, 1/15/15 (144A)                               1,835,460
         2,350,000  Intelsat Jackson Holding, 7.2500%, 10/15/20 (144A)                                           2,361,750
         8,167,000  Intelsat Jackson Holdings, Ltd., 11.2500%, 6/15/16                                           8,881,613
                                                                                                                13,078,823
Security Services - 0.5%
         7,128,000  Garda World Security Corp., 9.7500%, 3/15/17 (144A)                                          7,591,320
Seismic Data Collection - 0.1%
         1,782,000  Cie Generale de Geophysique-Veritas, 9.5000%, 5/15/16                                        1,924,560
Special Purpose Entity - 2.3%
         5,465,000  CCM Merger, Inc., 8.0000%, 8/1/13(144A)                                                      5,000,475
         4,455,000  Landry's Holdings, Inc., 11.5000%, 6/1/14 (144A)**                                           4,143,150
        14,986,000  KAR Auction Services, Inc., 8.7500%, 5/1/14                                                 15,604,172
        10,295,000  Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                              8,956,650
                                                                                                                33,704,447
Telecommunication Services - 1.6%
        15,444,000  Clearwire Communications LLC, 12.0000%, 12/1/15 (144A)                                      16,640,910
         5,346,000  Qwest Corp., 8.3750%, 5/1/16                                                                 6,321,645
         1,188,000  Qwest Corp., 6.8750%, 9/15/33                                                                1,173,150
                                                                                                                24,135,705
Telephone - Integrated - 4.7%
         4,752,000  Frontier Communications Corp., 8.2500%, 5/1/14                                               5,221,260
         2,970,000  Frontier Communications Corp.,  8.1250%, 10/1/18                                             3,244,725
         4,625,000  Frontier Communications Corp., 8.5000%, 4/15/20 (144A)                                       5,104,844
         8,019,000  Level 3 Financing, Inc., 10.0000%, 2/1/18                                                    7,217,100
         2,376,000  Qwest Capital Funding, Inc., 6.8750%, 7/15/28 (144A)                                         2,233,440
           891,000  Qwest Capital Funding, Inc., 7.7500%, 2/15/31                                                  899,910
        15,805,000  Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                            16,595,249
         6,629,000  Virgin Media Finance PLC, 9.1250%, 8/15/16                                                   7,093,030
         6,534,000  Virgin Media Finance PLC, 9.5000%, 8/15/16                                                   7,383,419
         4,158,000  Virgin Media Finance PLC, 8.3750%, 10/15/19                                                  4,563,405
         6,831,000  Windstream Corp., 8.6250%, 8/1/16                                                            7,223,783
         2,690,000  Windstream Corp., 7.7500%, 10/15/20 (144A)                                                   2,710,175
                                                                                                                69,490,340
Television - 0.7%
         8,613,000  Belo, Corp., 8.0000%, 11/15/16                                                               9,205,143
         1,787,000  Sinclair Television Group, 8.3750%, 10/15/18 (144A)                                          1,800,403
                                                                                                                11,005,546
Therapeutics - 0.2%
         2,970,000  Warner Chilcott Co. LLC, 7.7500%, 9/15/18 (144A)                                             3,051,675
Transportation - Marine - 0.8%
         7,253,000  Ship Finance International, Ltd., 8.5000%, 12/15/13                                          7,361,795
         4,158,000  Navios Maritime Holdings, Inc., 8.8750%, 11/1/17 (144A)                                      4,386,690
           594,000  Teekay Corp., 8.5000%, 1/15/20                                                                 646,718
                                                                                                                12,395,203
Transportation - Railroad - 1.1%
         6,928,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                7,170,479
         3,267,000  Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                                 3,381,345
         2,540,000  Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18 (144A)                          2,730,500
         1,290,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                             1,562,513
         1,455,000  Kansas City Southern Railway, 8.0000%, 6/1/15                                                1,565,944
                                                                                                                16,410,781
Transportation - Services - 0.5%
         2,575,000  Bristow Group, Inc., 6.1250%, 6/15/13                                                        2,607,188
         4,783,000  CHC Helicopter S.A., 9.2500%, 10/15/20 (144A)                                                4,830,830
                                                                                                                 7,438,018
Transportation - Truck - 0.6%
         9,207,000  Saint Acquisition Corp., 12.5000%, 5/15/17                                                   9,264,544
Vitamins and Nutrition Products - 0%
           598,000  NBTY, Inc., 9.0000%, 10/1/18 (144A)                                                            627,900
---------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,259,749,824)                                                                  1,358,812,463
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Diversified Banking Institutions - 0.2%
           140,525  Citigroup Capital, 7.8750%                                                                   3,513,125
Special Purpose Entity - 0.2%
           361,215  Dole Food Automatic Exchange, 7.0000% (144A)                                                 3,437,177
---------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $8,028,313)                                                                          6,950,302
---------------------------------------------------------------------------------------------------------------------------
Money Market - 4.1%
        61,040,788  Janus Cash Liquidity Fund LLC, 0% (cost $61,040,788)                                        61,040,788
---------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,383,651,306) - 100%                                                        $1,488,512,097
===========================================================================================================================

                                        Summary of Investments by Country - (Long Positions)
                                                   September 30, 2010 (unaudited)

                                                                                                                   % of Investment
Country                                                                         Value                                   Securities
------------------------------------------------------------------------------------------------------------------------------------
Bermuda                                                                  $       18,153,905                                   1.2%
Canada                                                                           32,006,715                                   2.1%
France                                                                            1,924,560                                   0.1%
Germany                                                                           2,471,040                                   0.2%
Ireland                                                                          15,956,769                                   1.1%
Luxembourg                                                                       11,243,362                                   0.8%
Marshall Islands                                                                  5,033,408                                   0.3%
Mexico                                                                           13,282,325                                   0.9%
Singapore                                                                         7,040,385                                   0.5%
United Kingdom                                                                   19,039,855                                   1.3%
United States++                                                               1,362,359,773                                  91.5%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $    1,488,512,097                                 100.0%

++ Includes Cash Equivalents (87.4% excluding Cash Equivalents).


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or in additional securities.

PLC            Public Limited Company

REIT           Real Estate Investment Trust

ULC            Unlimited Liability Company

*              Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

***            Rate is subject to change. Rate shown reflects current rate.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2010)

                                            Level 1 - Quoted     Level 2 - Other Significant      Level 3 - Significant
                                                      Prices               Observable Inputs        Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus High-Yield Fund
Bank Loans                                     $           -                $     45,447,551               $          -
Common Stock                                      16,260,993                               -                          -
Corporate Bonds                                            -                   1,358,812,463                          -
Preferred Stock                                            -                       6,950,302                          -
Money Market                                               -                      61,040,788                          -
------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                   16,260,993                   1,472,251,104                          -
------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                         $       42,482,530

Janus Moderate Allocation Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) -- 100.0 %

Equity Funds -- 61.1 %
              894,458  INTECH Risk-Managed Growth Fund - Class I Shares                                   10,393,606
            2,283,857  INTECH Risk-Managed Value Fund - Class I Shares                                    19,983,745
              236,779  Janus Fund - Class I Shares                                                         6,364,621
              429,551  Janus Global Real Estate Fund - Class I Shares                                      3,926,096
              365,567  Janus Global Select Fund - Class I Shares                                           4,032,202
              352,437  Janus Growth and Income Fund - Class I Shares                                      10,044,452
            2,047,024  Janus International Equity Fund - Class I Shares                                   22,312,566
              395,582  Janus Overseas Fund - Class I Shares                                               18,857,418
              395,923  Janus Research Fund - Class I Shares                                               10,444,440
              194,420  Janus Triton Fund - Class I Shares                                                  2,861,865
               71,620  Janus Twenty Fund - Class D Shares                                                  4,323,705
            1,021,648  Perkins Large Cap Value Fund - Class I Shares                                      12,903,410
              280,598  Perkins Small Cap Value Fund - Class I Shares                                       6,302,221
                                                                                                         132,750,347

Fixed-Income Funds -- 38.9 %
            6,609,772  Janus Flexible Bond Fund - Class I Shares                                          72,509,198
              436,213  Janus High-Yield Fund - Class I Shares                                              3,856,123
            2,651,143  Janus Short-Term Bond Fund - Class I Shares                                         8,271,566
                                                                                                          84,636,887
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $193,557,603) - 100%                                                       217,387,234
--------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

                                                                                                      Level 3
                                                                                   Level 2          Significant
                                                               Level 1         ther Significant     Unobservable
Valuation Inputs Summary (as of September 30, 2010)        Quoted - Prices    Observable Inputs        Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Moderate Allocation Fund
Mutual Funds
Equity Funds                                                $           --     $   132,750,347      $         --
Fixed-Income Funds                                                      --          84,636,887                --
Total Investments in Securities                             $           --     $   217,387,234      $         --

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                            Value
--------------------------------------------------------------------------------------------------------------------
Certificates Of Deposit -- 4.8 %
    $   20,000,000  Bank of Montreal
                    0.2400%, 10/7/10                                                             $     20,000,033
        20,000,000  Bank of Montreal
                    0.2300%, 10/18/10                                                                  20,000,000
        25,000,000  Toronto Dominion Bank
                    0.2100%, 10/21/10                                                                  25,000,000
--------------------------------------------------------------------------------------------------------------------
Total Certificates Of Deposit  (cost $65,000,033)                                                      65,000,033
--------------------------------------------------------------------------------------------------------------------
Commercial Paper -- 2.9 %
        20,000,000  Commonwealth Bank of Australia
                    0.2400%, 12/15/10                                                                  19,990,000
        20,000,000  Standard Chartered PLC
                    0.2500%, 10/22/10                                                                  19,997,083
--------------------------------------------------------------------------------------------------------------------
Total Commercial Paper  (cost $39,987,083)                                                             39,987,083
--------------------------------------------------------------------------------------------------------------------
Floating Rate Note -- 2.2 %
        30,000,000  Bank of America Corp.
                    0.3700%, 10/1/10 (cost $30,000,000)                                                30,000,000
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 45.7 %
       150,000,000  BNP Paribas Securities Corp., 0.2500%
                    dated 9/30/10, maturing 10/1/10
                    to be repurchased at $150,001,042
                    collateralized by $235,738,593
                    in U.S. Government Agencies
                    2.5000% - 6.1730%, 1/1/36 - 9/16/40
                    with a value of $153,000,000                                                      150,000,000
       200,000,000  Goldman Sachs & Co., 0.2100%
                    dated 9/30/10, maturing 10/1/10
                    to be repurchased at $200,001,167
                    collateralized by $196,796,659
                    in U.S. Government Agencies
                    6.2500%, 12/20/39
                    with a value of $204,000,001                                                      200,000,000
       130,000,000  HSBC Securities (USA), Inc., 0.2500%
                    dated 9/30/10, maturing 10/1/10
                    to be repurchased at $130,000,903
                    collateralized by $126,796,668
                    in U.S. Government Agencies
                    4.5000% - 5.5000%, 7/1/40 - 9/1/40
                    with a value of $132,603,254                                                      130,000,000
       147,100,000  RBC Capital Markets Corp., 0.3000%
                    dated 9/30/10, maturing 10/1/10
                    to be repurchased at $147,101,226
                    collateralized by $211,365,859
                    in U.S. Government Agencies
                    0.5759% - 9.0000%, 6/15/18 - 5/20/38
                    with a value of $150,042,000                                                      147,100,000
--------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $627,100,000)                                                       627,100,000
--------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes -- 26.4 %
            Army & Air Force Exchange Services:
        25,000,000  0.3500%, 10/18/10                                                                  25,000,000
        10,000,000  0.3500%, 10/21/10                                                                  10,000,000
        30,000,000  0.3500%, 10/26/10                                                                  30,000,000
            Fannie Mae:
        10,000,000  0.2000%, 10/1/10                                                                   10,000,000
        10,000,000  0.1900%, 10/6/10                                                                    9,999,736
        10,000,000  0.2233%, 10/20/10                                                                   9,998,805
        20,000,000  0.2000%, 11/1/10                                                                   19,996,507
         5,000,000  0.2700%, 11/3/10                                                                    4,998,762
        10,000,000  0.2450%, 11/8/10                                                                    9,997,377
        10,000,000  0.2500%, 11/15/10                                                                   9,996,874
        10,000,000  0.2100%, 11/24/10                                                                   9,996,806
        10,000,000  0.2734%, 12/1/10                                                                    9,995,365
        10,000,000  0.3100%, 12/20/10                                                                   9,993,011
        10,000,000  0.2100%, 2/9/11                                                                     9,992,357
        10,000,000  0.2700%, 3/1/11                                                                     9,988,672
        20,000,000  0.2300%, 3/28/11                                                                   19,977,253
            Federal Home Loan Bank System:
        20,000,000  0.1850%, 10/13/10                                                                  19,998,766
        15,000,000  0.1800%, 10/20/10                                                                  14,998,575
        10,000,000  0.1850%, 10/22/10                                                                   9,998,906
        10,000,000  0.2850%, 11/5/10                                                                    9,997,189
            Freddie Mac:
        10,000,000  0.2950%, 10/4/10                                                                    9,999,751
        10,000,000  0.2700%, 10/25/10                                                                   9,998,174
        10,000,000  0.2600%, 11/16/10                                                                   9,996,630
        10,000,000  0.2584%, 11/22/10                                                                   9,996,213
        10,000,000  0.2700%, 11/29/10                                                                   9,995,512
        10,000,000  0.2850%, 12/6/10                                                                    9,994,700
         5,329,000  0.2800%, 12/15/10                                                                   5,325,890
        10,000,000  0.3100%, 1/10/11                                                                    9,991,178
        10,000,000  0.2100%, 2/14/11                                                                    9,991,955
        12,000,000  0.2300%, 4/5/11                                                                    11,985,541
--------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $362,200,505)                                                362,200,505
--------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes -- 18.0 %
           620,000  Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell),
                    Series B
                    0.5500%, 10/1/19                                                                      620,000
         4,635,000  Brattlebro Retreat
                    0.3300%, 1/1/36                                                                     4,635,000
         4,000,000  Breckenridge Terrace LLC
                    0.2600%, 5/1/39                                                                     4,000,000
        14,980,000  Breckenridge Terrace LLC
                    0.2600%, 5/1/39                                                                    14,980,000
           800,000  California Infrastructure and Economic Development
                    0.4900%, 7/1/33                                                                       800,000
         1,145,000  Capital Markets Access
                    0.3300%, 7/1/25                                                                     1,145,000
         5,700,000  Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC)
                    Series A, 0.2600%, 7/1/35                                                           5,700,000
         6,455,000  Danville-Pittsylvania, Virginia Facility Revenue, (Cane Creek Project)
                    0.3300%, 1/1/26                                                                     6,455,000
         9,100,000  Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC
                    Project) Series A, 0.2600%, 6/1/27                                                  9,100,000
         8,000,000  Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC
                    Project) Series A, 0.2600%, 5/1/39                                                  8,000,000
        11,995,000  Eskaton Properties, Inc.
                    0.7500%, 12/1/37                                                                   11,995,000
         4,620,000  FJM Properties-Wilmar
                    0.4000%, 10/1/24                                                                    4,620,000
        15,000,000  HHH Supply and Investment Co.
                    0.3000%, 7/1/29                                                                    15,000,000
         5,620,000  Hunter's Ridge, South Point
                    0.2700%, 6/1/25                                                                     5,620,000
         4,650,000  J-J Properties LLC
                    0.2700%, 7/1/35                                                                     4,650,000
           740,000  Kentucky Economic Development Finance Authority
                    1.0000%, 11/1/15                                                                      740,000
         2,570,000  Lone Tree Building Authority
                    1.3000%, 12/1/17                                                                    2,570,000
         4,655,000  Lone Tree Building Authority
                    0.3300%, 6/1/26                                                                     4,655,000
         9,000,000  Louisiana Local Government Environmental Facilities
                    0.2900%, 7/1/47                                                                     9,000,000
         3,500,000  Lowell Family LLC
                    0.4500%, 4/1/30                                                                     3,500,000
        10,000,000  Massachusetts Health & Educational Facilities Authority
                    0.2200%, 10/1/42                                                                   10,000,000
         6,115,000  Mississippi Business Finance Corp.
                    0.3600%, 12/1/39                                                                    6,115,000
         5,945,000  Monongallia Health Systems
                    0.3200%, 7/1/40                                                                     5,945,000
           160,000  Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons
                    Mark)
                    0.4200%, 4/1/20                                                                       160,000
         3,650,000  Riley Family Eagle Lake/Lexington Heights L.P.
                    0.3300%, 9/1/33                                                                     3,650,000
           300,000  Saint Joseph, Missouri Industrial Development Authority Revenue,
                    (Albaugh, Inc. Project), Series B
                    0.6200%, 11/1/19                                                                      300,000
         2,600,000  Tift County, Georgia Development Authority, (Heatcraft), Series A
                    0.3300%, 2/1/18                                                                     2,600,000
         3,960,000  Timber Ridge County Affordable Housing Corp., Series 2003
                    0.2563%, 12/1/32                                                                    3,960,000
        25,000,000  Tuscaloosa County, Alabama, Industrial Development Gulf Opportunity Zone
                    (Revenue Bonds), 0.3300%, 3/1/28                                                   25,000,000
        45,000,000  Tuscaloosa County, Alabama, Industrial Development Gulf Opportunity Zone
                    (Revenue Bonds), 0.3300%, 4/1/39                                                   45,000,000
           100,000  Union City, Tennessee Industrial Development Board, (Cobank LLC Project)
                    0.6000%, 1/1/25                                                                       100,000
         1,820,000  Volunteers of America, Alabama
                    0.3300%, 8/1/23                                                                     1,820,000
        24,500,000  Washington Higher Education Facilities Authority
                    0.2700%, 10/1/30                                                                   24,500,000

Total Variable Rate Demand Notes  (cost $246,935,000)                                                 246,935,000

Total Investments  (total cost $1,371,222,621) - 100%                                            $  1,371,222,621
--------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC            Public Limited Company

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2010.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of
September 30, 2010)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Money Market Fund
Certificates of Deposit                              $-       $   65,000,033               $ -
---------------------------------------------------------------------------------------------------
Commercial Paper                                      -           39,987,083                 -
---------------------------------------------------------------------------------------------------
Floating Rate Notes                                   -           30,000,000                 -
---------------------------------------------------------------------------------------------------
Variable Rate Demand Notes                            -          246,935,000                 -
---------------------------------------------------------------------------------------------------
U.S. Government Agency Notes                          -          362,200,505                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Repurchase Agreements                                 -          627,100,000                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investments in Securities                      $-       $1,371,222,621               $ -
---------------------------------------------------------------------------------------------------

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                   Value
--------------------------------------------------------------------------------------------------------------------
Bank Loans -- 2.3 %
Advertising Sales -- 0.4%
       $   11,400,000 Lamar Advertising Co.
                      4.2500%, 10/3/16 ***                                                         $     11,440,356
Automotive - Cars and Light Trucks -- 0.8%
           11,669,503 Ford Motor Co.
                      3.0100%, 12/16/13 ***                                                              11,420,358
           12,111,329 Ford Motor Co.
                      3.0500%, 12/16/13 ***                                                              11,852,752
                                                                                                         23,273,110
Medical - Hospitals -- 0.8%
           23,262,000 HCA, Inc.
                      2.0334%, 11/16/12 ***                                                              22,450,389
Retail - Apparel and Shoe -- 0.3%
            7,105,000 Phillips-Van Heusen Corp.
                      4.7500%, 3/15/16 ***                                                                7,151,822
--------------------------------------------------------------------------------------------------------------------
Total Bank Loans  (cost $64,164,712)                                                                     64,315,677
--------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 71.7 %
Advertising Services -- 0.1%
            1,741,000 WPP Finance UK
                      5.8750%  6/15/14                                                                    1,929,061
Aerospace and Defense -- 0.1%
            1,502,000 Northrop Grumman Systems Corp.
                      7.1250%  2/15/11                                                                    1,536,626
Airlines -- 0.7%
            8,671,000 Southwest Airlines Co.
                      6.5000%  3/1/12                                                                     9,187,020
            9,943,000 Southwest Airlines Co.
                      5.2500%  10/1/14                                                                   10,754,806
                                                                                                         19,941,826
Automotive - Cars and Light Trucks -- 0.4%
            9,389,000 Daimler Finance North America LLC
                      5.7500%  9/8/11                                                                     9,803,571
            1,830,000 Hyundai Capital America
                      3.7500%  4/6/16                                                                     1,842,682
                                                                                                         11,646,253
Beverages - Wine and Spirits -- 0.1%
            2,817,000 Diageo Capital PLC
                      3.8750%  4/1/11                                                                     2,863,492
Brewery -- 1.6%
            9,389,000 Anheuser-Busch InBev Worldwide, Inc.
                      3.0000%  10/15/12                                                                   9,748,449
           21,865,000 Anheuser-Busch InBev Worldwide, Inc.
                      2.5000%  3/26/13                                                                   22,438,016
            7,511,000 Anheuser-Busch InBev Worldwide, Inc.
                      7.2000%  1/15/14 (144A)                                                             8,752,335
            3,850,000 SABMiller PLC
                      6.2000%  7/1/11 (144A)                                                              3,996,061
                                                                                                         44,934,861
Broadcast Services and Programming -- 0.4%
           11,267,000 Discovery Communications LLC
                      3.7000%  6/1/15                                                                    11,938,930
Building Products - Cement and Aggregate -- 0.5%
            5,023,000 CRH America Inc.
                      6.9500%  3/15/12                                                                    5,361,917
            2,713,000 CRH America, Inc.
                      5.6250%  9/30/11                                                                    2,824,325
            5,634,000 CRH America, Inc.
                      5.3000%  10/15/13                                                                   6,047,457
                                                                                                         14,233,699
Cable Television -- 0.4%
            3,343,000 Comcast Corp.
                      5.4500%  11/15/10                                                                   3,361,246
              732,000 COX Communications, Inc.
                      6.7500%  3/15/11                                                                      751,504
            1,408,000 COX Communications, Inc.
                      7.1250%  10/1/12                                                                    1,558,787
            1,314,000 CSC Holdings, Inc.
                      7.6250%  4/1/11                                                                     1,343,565
            3,286,000 Time Warner Cable, Inc.
                      5.4000%  7/2/12                                                                     3,520,505
            1,127,000 Time Warner Cable, Inc.
                      6.2000%  7/1/13                                                                     1,269,622
                                                                                                         11,805,229
Cellular Telecommunications -- 0.4%
            2,817,000 Cellco Partnership / Verizon Wireless Capital LLC
                      3.7500%  5/20/11                                                                    2,872,884
            1,070,000 Cellco Partnership / Verizon Wireless Capital LLC
                      5.2500%  2/1/12                                                                     1,133,016
            1,737,000 Cellco Partnership / Verizon Wireless Capital LLC
                      7.3750%  11/15/13                                                                   2,055,463
            1,784,000 Cellco Partnership / Verizon Wireless Capital LLC
                      5.5500%  2/1/14                                                                     2,017,445
            2,867,000 Rogers Communications, Inc.
                      7.8750%  5/1/12                                                                     3,165,850
                                                                                                         11,244,658
Chemicals - Diversified -- 0.7%
            2,817,000 Dow Chemical Co.
                      4.8500%  8/15/12                                                                    2,981,358
            2,882,000 Dow Chemical Co.
                      7.6000%  5/15/14                                                                    3,366,300
            4,948,000 Nova Chemicals Corp.
                      6.5000%  1/15/12                                                                    5,158,290
            7,355,000 Rohm & Hass Co.
                      5.6000%  3/15/13                                                                    7,924,277
                                                                                                         19,430,225
Chemicals - Specialty -- 0.1%
            3,003,000 Nalco Co.
                      8.8750%  11/15/13                                                                   3,070,568
Commercial Banks -- 8.6%
           14,741,000 American Express Bank FSB
                      5.5500%  10/17/12                                                                  15,882,160
           15,717,000 ANZ National International, Ltd.
                      2.3750%  12/21/12 (144A)                                                           15,938,657
           14,079,000 Banco Santander Chile
                      1.2903%  9/22/11 (144A) ***                                                        14,072,256
            8,450,000 BB&T Corp.
                      6.5000%  8/1/11                                                                     8,837,247
           18,778,000 Canadian Imperial Bank
                      1.4500%  9/13/13                                                                   18,903,343
            4,695,000 Commonwealth Bank of Australia
                      2.7500%  10/15/12 (144A)                                                            4,834,230
            6,572,000 Commonwealth Bank of Australia
                      3.7500%  10/15/14 (144A)                                                            7,023,595
            4,004,000 Credit Suisse New York
                      5.5000%  5/1/14                                                                     4,485,185
           26,960,000 HSBC Bank PLC
                      1.6250%  8/12/13 (144A)                                                            27,064,713
           16,609,000 National Australia Bank
                      2.500%  1/8/13 (144A)                                                              16,988,183
            3,591,000 National Australia Bank
                      5.3500%  6/12/13 (144A)                                                             3,934,831
            3,953,000 National City Bank of Kentucky
                      6.3000%  2/15/11                                                                    4,033,859
            6,582,000 National City Bank/Cleveland OH
                      6.2000%  12/15/11                                                                   6,945,701
           18,785,000 Nordea Bank A.B.
                      1.7500%  10/4/13 (144A)                                                            18,780,623
           17,100,000 Royal Bank of Scotland PLC
                      3.4000%  8/23/13                                                                   17,531,005
           19,722,000 Santander U.S. Debt S.A.
                      2.9910%  10/7/13 (144A)                                                            19,685,909
           10,506,000 Svenska Handelsbanken AB
                      2.8750%  9/14/12 (144A)                                                            10,809,109
            1,679,000 U.S. Bank N.A.
                      6.3750%  8/1/11                                                                     1,758,945
            9,389,000 Westpac Banking Corp.
                      2.2500%  11/19/12                                                                   9,570,283
           11,267,000 Westpac Banking Corp.
                      1.0811%  4/8/13 (144A) ***                                                         11,267,000
            3,756,000 Westpac Banking Corp.
                      4.2000%  2/27/15                                                                    4,036,787
                                                                                                        242,383,621
Computers - Memory Devices -- 0.8%
           12,197,000 Seagate Technology
                      6.3750%  10/1/11                                                                   12,562,910
            8,070,000 Seagate Technology
                      10.0000%  5/1/14 (144A)                                                             9,522,600
                                                                                                         22,085,510
Cosmetics and Toiletries -- 0.5%
           14,084,000 Procter & Gamble International
                      1.3500%  8/26/11                                                                   14,203,489
Data Processing and Management -- 0.4%
            1,596,000 Fiserv, Inc.
                      6.1250%  11/20/12                                                                   1,741,702
            9,230,000 Fiserv, Inc.
                      3.1250%  10/1/15                                                                    9,368,339
                                                                                                         11,110,041
Dialysis Centers -- 0.3%
            8,398,000 DaVita, Inc.
                      6.6250%  3/15/13                                                                    8,534,468
Diversified Banking Institutions -- 5.2%
            1,033,000 Bank of America Corp.
                      4.2500%  10/1/10                                                                    1,033,000
              939,000 Bank of America Corp.
                      4.3750%  12/1/10                                                                      944,615
            9,389,000 Bank of America Corp.
                      3.7000%  9/1/15                                                                     9,485,613
            3,756,000 Citigroup, Inc.
                      5.2500%  2/27/12                                                                    3,945,182
            6,103,000 Citigroup, Inc.
                      5.6250%  8/27/12                                                                    6,450,432
            9,108,000 Citigroup, Inc.
                      5.3000%  10/17/12                                                                   9,706,396
           15,492,000 Citigroup, Inc.
                      5.5000%  4/11/13                                                                   16,620,484
           11,807,000 Citigroup, Inc.
                      4.7500%  5/19/15                                                                   12,422,062
            3,028,000 Goldman Sachs
                      3.7000%  8/1/15                                                                     3,097,980
           18,778,000 Goldman Sachs Group, Inc.
                      3.6250%  8/1/12                                                                    19,545,025
              845,000 JPMorgan Chase & Co.
                      6.7500%  2/1/11                                                                       861,847
            2,629,000 JPMorgan Chase & Co.
                      5.3750%  10/1/12                                                                    2,844,604
            2,535,000 Morgan Stanley
                      5.0500%  1/21/11                                                                    2,568,449
            3,192,000 Morgan Stanley
                      6.7500%  4/15/11                                                                    3,287,696
           12,206,000 Morgan Stanley
                      5.3000%  3/1/13                                                                    13,145,020
           11,736,000 Morgan Stanley
                      2.8763%  5/14/13 ***                                                               11,960,064
            6,572,000 Morgan Stanley
                      6.7500%  10/15/13                                                                   7,282,157
           21,379,000 UBS AG/Stamford CT
                      2.2500%  8/12/13                                                                   21,595,462
                                                                                                        146,796,088
Diversified Financial Services -- 2.3%
            3,943,000 American Express Travel Related Services Co., Inc.
                      5.2500%  11/21/11 (144A)                                                            4,106,536
            8,450,000 General Electric Capital Corp.
                      6.1250%  2/22/11                                                                    8,639,888
           16,548,000 General Electric Capital Corp.
                      2.8000%  1/8/13                                                                    17,041,991
            4,695,000 General Electric Capital Corp.
                      5.4500%  1/15/13                                                                    5,106,240
           27,230,000 General Electric Capital Corp.
                      1.8750%  9/16/13                                                                   27,311,908
            3,648,000 General Electric Capital Corp.
                      5.9000%  5/13/14                                                                    4,131,739
                                                                                                         66,338,302
Diversified Minerals -- 0.8%
           11,261,000 Anglo American Capital
                      2.1500%  9/27/13 (144A)                                                            11,342,755
            6,685,000 Teck Resources, Ltd.
                      7.0000%  9/15/12                                                                    7,210,748
            2,425,000 Teck Resources, Ltd.
                      10.2500%  5/15/16                                                                   2,946,375
                                                                                                         21,499,878
Diversified Operations -- 0.5%
            1,408,000 Dover Corp.
                      6.5000%  2/15/11                                                                    1,439,332
            1,023,000 Eaton Corp.
                      4.9000%  5/15/13                                                                    1,116,763
           11,879,000 Tyco Electronics Group S.A.
                      6.0000%  10/1/12                                                                   12,846,022
                                                                                                         15,402,117
Electric - Distribution -- 0.2%
            5,680,000 SP Powerassets, Ltd.
                      5.0000%  10/22/13 (144A)                                                            6,196,403
Electric - Generation -- 0.7%
           18,994,000 Allegheny Energy Supply Co. LLC
                      8.2500%  4/15/12 (144A)                                                            20,512,342
Electric - Integrated -- 1.6%
            1,113,000 CMS Energy Corp.
                      8.5000%  4/15/11                                                                    1,148,298
           24,985,000 CMS Energy Corp.
                      6.3000%  2/1/12                                                                    26,040,067
            1,549,000 Duke Energy Corp.
                      6.3000%  2/1/14                                                                     1,769,689
              939,000 Georgia Power Co.
                      6.0000%  11/1/13                                                                    1,071,848
            1,408,000 Monongahela Power Co.
                      7.9500%  12/15/13 (144A)                                                            1,654,542
              939,000 Nevada Power Co.
                      8.2500%  6/1/11                                                                       981,985
            4,695,000 NiSource, Inc.
                      5.4000%  7/15/14                                                                    5,224,333
              732,000 Oncor Electric Delivery Co.
                      5.9500%  9/1/13                                                                       820,084
            4,695,000 Union Electric Co.
                      4.6500%  10/1/13                                                                    5,098,671
              939,000 Wisconsin Energy Corp.
                      6.5000%  4/1/11                                                                       966,409
                                                                                                         44,775,926
Electronic Components - Semiconductors -- 1.0%
            9,391,000 Advanced Micro Devices, Inc.
                      5.7500%  8/15/12                                                                    9,555,342
           11,736,000 Avago Technologies Finance Pte/Avago Technologies US/Avago Technologies
                      Wireless
                      11.8750%  12/1/15                                                                  12,616,200
            6,352,000 National Semiconductor Corp.
                      6.1500%  6/15/12                                                                    6,772,401
                                                                                                         28,943,943
Electronic Measuring Instruments -- 0.2%
            4,324,000 Agilent Technologies, Inc.
                      2.5000%  7/15/13 (144A)                                                             4,411,180
Electronics - Military -- 0.7%
           18,098,000 L-3 Communications Corp.
                      6.3750%  10/15/15                                                                  18,663,562
Fiduciary Banks -- 0.1%
            1,878,000 Northern Trust Corp.
                      5.5000%  8/15/13                                                                    2,111,499
Finance - Auto Loans -- 1.9%
            4,695,000 American Honda Finance Corp.
                      2.3750%  3/18/13 (144A)                                                             4,799,262
           26,025,000 Ford Motor Credit Co. LLC
                      7.3750%  2/1/11                                                                    26,507,061
            7,375,000 PACCAR Financial, Corp.
                      1.9500%  12/17/12                                                                   7,515,678
           15,426,000 Volkswagen International Finance NV
                      1.6250%  8/12/13 (144A)                                                            15,506,246
                                                                                                         54,328,247
Finance - Commercial -- 0.4%
           11,267,000 Caterpillar, Inc.
                      2.0000%  4/5/13                                                                    11,545,284
Finance - Credit Card -- 0%
              563,000 American Express Credit Co.
                      5.8750%  5/2/13                                                                       619,636
Finance - Investment Bankers/Brokers -- 1.3%
            3,375,000 Charles Schwab Corp.
                      4.9500%  6/1/14                                                                     3,749,591
            3,897,000 Credit Suisse USA, Inc.
                      6.1250%  11/15/11                                                                   4,123,143
            3,756,000 Jefferies Group, Inc.
                      7.7500%  3/15/12                                                                    4,049,753
            9,389,000 Merrill Lynch & Co, Inc.
                      6.1500%  4/25/13                                                                   10,259,651
            8,859,000 TD Ameritrade Holding Corp.
                      2.9500%  12/1/12                                                                    9,104,634
            6,291,000 TD Ameritrade Holding Corp.
                      4.1500%  12/1/14                                                                    6,683,546
                                                                                                         37,970,318
Finance - Mortgage Loan Banker -- 0.8%
           21,313,000 Countrywide Home Loan
                      4.0000%  3/22/11                                                                   21,650,363
Finance - Other Services -- 0.2%
            2,634,000 CME Group, Inc.
                      5.7500%  2/15/14                                                                    2,988,125
            1,878,000 National Rural Utilities Cooperative Finance Corp.
                      2.6250%  9/16/12                                                                    1,941,717
                                                                                                          4,929,842
Food - Confectionary -- 1.6%
           12,206,000 WM Wrigley Jr. Co.
                      1.6644%  6/28/11 (144A) ***                                                        12,211,212
           11,380,000 WM Wrigley Jr. Co.
                      2.4500%  6/28/12 (144A)                                                            11,484,639
           12,206,000 WM Wrigley Jr. Co.
                      3.0500%  6/28/13 (144A)                                                            12,545,400
            9,389,000 WM Wrigley Jr. Co.
                      3.7000%  6/30/14 (144A)                                                             9,722,535
                                                                                                         45,963,786
Food - Meat Products -- 0.7%
           18,778,000 Smithfield Foods, Inc.
                      7.7500%  5/15/13                                                                   19,411,757
Food - Miscellaneous/Diversified -- 1.6%
            3,926,000 Corn Products International, Inc.
                      3.2000%  11/1/15                                                                    4,001,556
            6,595,000 Del Monte Corp.
                      6.7500%  2/15/15                                                                    6,817,581
            1,878,000 H.J. Heinz Finance Co.
                      6.6250%  7/15/11                                                                    1,961,969
           31,688,000 Kraft Foods, Inc.
                      2.6250%  5/8/13                                                                    32,842,394
              507,000 Kraft Foods, Inc.
                      6.7500%  2/19/14                                                                      589,543
                                                                                                         46,213,043
Food - Retail -- 0.1%
              352,000 Delhaize Group
                      5.8750%  2/1/14                                                                       397,291
            1,151,000 Kroger Co.
                      6.8000%  4/1/11                                                                     1,184,855
                                                                                                          1,582,146
Gas - Distribution -- 0.1%
            2,347,000 Consolidated Natural Gas Co.
                      6.2500%  11/1/11                                                                    2,475,099
Hotels and Motels -- 0.6%
           11,966,000 Marriott International Inc./DE
                      4.6250%  6/15/12                                                                   12,525,817
            4,141,000 Starwood Hotels & Resorts Worldwide, Inc.
                      7.8750%  10/15/14                                                                   4,637,920
                                                                                                         17,163,737
Industrial Gases -- 0.6%
           16,901,000 Praxair, Inc.
                      2.1250%  6/14/13                                                                   17,374,972
Investment Management and Advisory Services -- 1.2%
           22,295,000 BlackRock, Inc.
                      2.2500%  12/10/12                                                                  22,881,738
            9,718,000 Franklin Resources, Inc.
                      2.0000%  5/20/13                                                                    9,942,233
                                                                                                         32,823,971
Life and Health Insurance -- 1.7%
           10,126,000 Prudential Financial, Inc.
                      5.1000%  12/14/11                                                                  10,543,363
           34,100,000 Prudential Financial, Inc.
                      3.6250%  9/17/12                                                                   35,437,061
              939,000 Prudential Financial, Inc.
                      4.5000%  7/15/13                                                                      988,069
            1,521,000 Prudential Financial, Inc.
                      6.2000%  1/15/15                                                                    1,713,159
                                                                                                         48,681,652
Machinery - General Industrial -- 0.2%
            4,194,000 Wabtec Corp.
                      6.8750%  7/31/13                                                                    4,435,155
Medical - Drugs -- 0.3%
            9,389,000 Abbott Laboratories
                      2.7000%  5/27/15                                                                    9,862,328
Medical - HMO -- 0.5%
            2,026,000 UnitedHealth Group, Inc.
                      5.1250%  11/15/10                                                                   2,035,923
            2,817,000 UnitedHealth Group, Inc.
                      5.2500%  3/15/11                                                                    2,870,540
            8,011,000 WellPoint, Inc.
                      5.0000%  1/15/11                                                                    8,104,376
                                                                                                         13,010,839
Medical Instruments -- 0.4%
           10,328,000 St Jude Medical, Inc.
                      2.2000%  9/15/13                                                                   10,569,376
Medical Labs and Testing Services -- 0.1%
            3,756,000 Roche Holdings, Inc.
                      5.0000%  3/1/14 (144A)                                                              4,199,437
Medical Products -- 0.4%
            2,845,000 CareFusion Corp.
                      4.1250%  8/1/12                                                                     2,976,746
            1,408,000 Covidien International Finance S.A.
                      5.4500%  10/15/12                                                                   1,533,042
            7,004,000 Hospira, Inc.
                      5.5500%  3/30/12                                                                    7,514,648
                                                                                                         12,024,436
Metal - Aluminum -- 0%
            1,127,000 Rio Tinto Alcan, Inc.
                      6.4500%  3/15/11                                                                    1,155,377
Multi-Line Insurance -- 1.1%
           13,145,000 MetLife, Inc.
                      1.6741%  8/6/13 ++                                                                 13,241,721
           17,931,000 MetLife, Inc.
                      2.3750%  2/6/14                                                                    18,120,853
                                                                                                         31,362,574
Multimedia -- 1.8%
           18,785,000 NBC Universal, Inc.
                      2.1000%  4/1/14 (144A)                                                             18,872,257
           12,380,000 NBC Universal, Inc.
                      3.6500%  4/30/15 (144A)                                                            13,067,783
            1,878,000 News America Holdings Inc.
                      9.2500%  2/1/13                                                                     2,192,954
           15,267,000 Time Warner, Inc.
                      3.1500%  7/15/15                                                                   15,824,688
                                                                                                         49,957,682
Non-Hazardous Waste Disposal -- 0.3%
            7,680,000 Allied Waste North America, Inc.
                      6.5000%  11/15/10                                                                   7,730,504
Office Automation and Equipment -- 0.7%
            3,235,000 Xerox Corp.
                      5.5000%  5/15/12                                                                    3,442,089
           15,740,000 Xerox Corp.
                      7.6250%  6/15/13                                                                   15,940,055
            1,045,000 Xerox Corp.
                      8.2500%  5/15/14                                                                    1,252,924
                                                                                                         20,635,068
Office Furnishings - Original -- 0.1%
            3,285,000 Interface, Inc.
                      11.3750%  11/1/13                                                                   3,728,475
Oil Companies - Exploration and Production -- 0.4%
           12,079,000 Forest Oil Corp.
                      8.0000%  12/15/11                                                                  12,773,543
Oil Companies - Integrated -- 1.7%
           15,461,000 BP Capital Markets PLC
                      3.1250%  10/1/15                                                                   15,542,217
            4,695,000 Chevron Corp.
                      3.4500%  3/3/12                                                                     4,875,476
            2,347,000 ConocoPhillips
                      4.7500%  2/1/14                                                                     2,614,591
           23,175,000 Shell International Finance
                      1.8750%  3/25/13                                                                   23,721,605
                                                                                                         46,753,889
Oil Refining and Marketing -- 0.8%
            9,592,000 Frontier Oil Corp.
                      6.6250%  10/1/11                                                                    9,627,970
            4,520,000 Sunoco Inc.
                      4.8750%  10/15/14                                                                   4,758,498
            8,047,000 Valero Energy Corp.
                      6.8750%  4/15/12                                                                    8,642,751
                                                                                                         23,029,219
Paper and Related Products -- 0.5%
           13,995,000 Georgia-Pacific LLC
                      8.1250%  5/15/11                                                                   14,519,812
Pharmacy Services -- 0.3%
            7,460,000 Medco Health Solutions, Inc.
                      2.7500%  9/15/15                                                                    7,577,473
Pipelines -- 5.1%
            9,117,000 DCP Midstream Operating
                      3.2500%  10/1/15                                                                    9,154,270
            8,615,000 El Paso Corp.
                      7.0000%  5/15/11                                                                    8,836,940
            3,926,000 El Paso Corp.
                      7.3750%  12/15/12                                                                   4,191,684
            9,139,000 Energy Transfer Partners L.P.
                      5.6500%  8/1/12                                                                     9,723,000
            3,037,000 Enterprise Products Operating LLC
                      7.5000%  2/1/11                                                                     3,099,817
           14,385,000 Enterprise Products Operating LLC
                      4.6000%  8/1/12                                                                    15,149,448
            1,408,000 Kinder Morgan Energy Partners L.P.
                      7.5000%  11/1/10                                                                    1,413,417
            1,127,000 Kinder Morgan Energy Partners L.P.
                      6.7500%  3/15/11                                                                    1,155,436
            2,624,000 Kinder Morgan Energy Partners L.P.
                      5.8500%  9/15/12                                                                    2,833,251
            3,033,000 Kinder Morgan Energy Partners L.P.
                      5.0000%  12/15/13                                                                   3,310,814
            6,694,000 Kinder Morgan Finance Co. ULC
                      5.3500%  1/5/11                                                                     6,777,675
           14,239,000 Kinder Morgan, Inc.
                      6.5000%  9/1/12                                                                    15,075,541
            1,127,000 Oneok, Inc.
                      7.1250%  4/15/11                                                                    1,163,155
           18,502,000 Plains All American Pipeline L.P.
                      4.2500%  9/1/12                                                                    19,297,808
           19,675,000 Plains All American Pipeline L.P.
                      3.9500%  9/15/15                                                                   20,638,485
            4,225,000 Sonat, Inc.
                      7.6250%  7/15/11                                                                    4,380,020
           12,769,000 TransCanada PipeLines, Ltd.
                      3.4000%  6/1/15                                                                    13,655,424
            3,315,000 Transcontinental Gas Pipe Line Co. LLC
                      7.0000%  8/15/11                                                                    3,483,167
                                                                                                        143,339,352
Property and Casualty Insurance -- 0.1%
            1,685,000 Chubb Corp.
                      5.2000%  4/1/13                                                                     1,848,844
Property Trust -- 0.6%
           11,267,000 WEA Finance LLC / WCI Finance LLC
                      5.4000%  10/1/12 (144A)                                                            12,018,475
            5,432,000 Westfield Capital Corp., Ltd.
                      4.3750%  11/15/10 (144A)                                                            5,453,772
                                                                                                         17,472,247
Reinsurance -- 1.7%
            4,695,000 Berkshire Hathaway Finance Corp
                      4.0000%  4/15/12                                                                    4,923,285
            3,098,000 Berkshire Hathaway Finance Corp.
                      4.6000%  5/15/13                                                                    3,375,996
            1,103,000 Berkshire Hathaway Finance Corp.
                      5.0000%  8/15/13                                                                    1,220,364
           19,013,000 Berkshire Hathaway, Inc.
                      1.4000%  2/10/12                                                                   19,186,436
           19,013,000 Berkshire Hathaway, Inc.
                      2.1250%  2/11/13                                                                   19,593,524
                                                                                                         48,299,605
REIT - Health Care -- 2.1%
            7,511,000 HCP, Inc.
                      5.9500%  9/15/11                                                                    7,807,286
           13,445,000 HCP, Inc.
                      5.6250%  2/28/13                                                                   14,360,336
            5,634,000 HCP, Inc.
                      5.6500%  12/15/13                                                                   6,054,849
            9,348,000 Healthcare Realty Trust, Inc.
                      8.1250%  5/1/11                                                                     9,706,000
            5,380,000 Healthcare Realty Trust, Inc.
                      5.1250%  4/1/14                                                                     5,695,241
           13,695,000 Senior Housing Properties Trust
                      8.6250%  1/15/12                                                                   14,448,225
                                                                                                         58,071,937
REIT - Hotels -- 0.7%
           12,707,000 Host Hotels & Resorts L.P.
                      7.1250%  11/1/13                                                                   12,929,372
            6,572,000 Host Hotels & Resorts L.P.
                      6.8750%  11/1/14                                                                    6,785,590
                                                                                                         19,714,962
REIT - Office Property -- 0.5%
           14,169,000 Reckson Operating Partnership L.P.
                      5.1500%  1/15/11                                                                   14,189,828
REIT - Shopping Centers -- 0.3%
            4,695,000 Developers Diversified Realty Corp.
                      5.3750%  10/15/12                                                                   4,710,306
            4,695,000 Equity One, Inc.
                      6.2500%  12/15/14                                                                   5,087,089
                                                                                                          9,797,395
REIT - Warehouse and Industrial -- 0.1%
            2,817,000 ProLogis
                      5.2500%  11/15/10                                                                   2,828,541
Retail - Discount -- 0.6%
              981,000 Wal-Mart Stores, Inc.
                      3.2000%  5/15/14                                                                    1,050,320
           14,084,000 Wal-Mart Stores, Inc.
                      2.2500%  7/8/15                                                                    14,571,264
                                                                                                         15,621,584
Retail - Office Supplies -- 0.1%
            2,347,000 Staples, Inc.
                      7.7500%  4/1/11                                                                     2,423,348
Retail - Regional Department Stores -- 1.4%
            2,817,000 JC Penney Corp., Inc.
                      9.0000%  8/1/12                                                                     3,105,743
           20,882,000 Macy's Retail Holdings, Inc.
                      6.6250%  4/1/11                                                                    21,456,255
            9,385,000 Macy's Retail Holdings, Inc.
                      5.3500%  3/15/12                                                                    9,783,862
            4,275,000 Macy's Retail Holdings, Inc.
                      5.8750%  1/15/13                                                                    4,531,500
                                                                                                         38,877,360
Retail - Restaurants -- 0.6%
           11,576,000 Brinker International
                      5.7500%  6/1/14                                                                    12,319,248
            5,189,000 Darden Restaurants, Inc.
                      5.6250%  10/15/12                                                                   5,615,344
                                                                                                         17,934,592
Semiconductor Components/Integrated Circuits -- 0.5%
           11,455,000 Analog Devices, Inc.
                      5.0000%  7/1/14                                                                    12,588,633
            2,760,000 Maxim Integrated Products, Inc.
                      3.4500%  6/14/13                                                                    2,839,728
                                                                                                         15,428,361
Steel - Producers -- 0.7%
            4,589,000 ArcelorMittal
                      5.3750%  6/1/13                                                                     4,927,255
           14,084,000 ArcelorMittal
                      3.7500%  8/5/15                                                                    14,234,431
                                                                                                         19,161,686
Super-Regional Banks -- 1.4%
            7,511,000 Bank One Corp.
                      5.9000%  11/15/11                                                                   7,918,306
            9,389,000 PNC Funding Corp.
                      5.2500%  11/15/15                                                                  10,428,034
              376,000 Wells Fargo & Co.
                      5.3000%  8/26/11                                                                      392,310
            8,450,000 Wells Fargo & Co.
                      4.9500%  10/16/13                                                                   9,149,491
            9,389,000 Wells Fargo & Co.
                      4.6250%  4/15/14                                                                   10,031,217
              563,000 Wells Fargo Bank N.A.
                      6.4500%  2/1/11                                                                       573,514
                                                                                                         38,492,872
Telecommunication Services -- 0.7%
           18,778,000 Qwest Corp.
                      8.8750%  3/15/12                                                                   20,608,855
Telephone - Integrated -- 1.1%
            1,408,000 AT&T, Inc.
                      5.8750%  8/15/12                                                                    1,532,480
            1,033,000 AT&T, Inc.
                      4.9500%  1/15/13                                                                    1,122,497
           26,712,000 Sprint Capital Corp.
                      7.6250%  1/30/11                                                                   27,146,070
                                                                                                         29,801,047
Television -- 0.1%
            1,448,000 CBS Corp.
                      6.6250%  5/15/11                                                                    1,497,650
            1,408,000 CBS Corp.
                      8.2000%  5/15/14                                                                    1,677,121
                                                                                                          3,174,771
Textile-Home Furnishings -- 0%
              939,000 Mohawk Industries Inc.
                      6.5000%  1/15/11                                                                      947,216
Tobacco -- 0.1%
            1,502,000 Philip Morris International, Inc.
                      4.8750%  5/16/13                                                                    1,648,905
Transportation - Railroad -- 0.2%
            2,192,000 Canadian Pacific Railway Co.
                      6.2500%  10/15/11                                                                   2,307,650
            2,629,000 Union Pacific Corp.
                      5.4500%  1/31/13                                                                    2,873,802
                                                                                                          5,181,452
Transportation - Services -- 1.2%
           27,219,000 Asciano Finance
                      3.1250%  9/23/15 (144A)                                                            27,303,488
              939,000 Fedex Corp.
                      7.3750%  1/15/14                                                                    1,106,262
            3,943,000 Ryder System, Inc.
                      3.6000%  3/1/16                                                                     4,003,565
            2,220,000 United Parcel Service, Inc.
                      3.8750%  4/1/14                                                                     2,423,778
                                                                                                         34,837,093
--------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds  (cost $1,973,158,209)                                                          2,024,304,690
--------------------------------------------------------------------------------------------------------------------
U.S Treasury Notes/Bonds -- 22.5 %
               U.S. Treasury Note/Bond:
           14,337,000 0.7500%, 5/31/12                                                                   14,422,735
              349,000 1.8750%, 6/15/12                                                                      357,957
          189,135,000 0.6250%, 6/30/12                                                                  189,902,888
          130,464,000 1.3750%, 2/15/13                                                                  133,083,456
           64,021,000 1.7500%, 4/15/13                                                                   65,956,355
          219,400,000 1.3750%, 5/15/13**                                                                223,994,236
            4,555,000 1.1250%, 6/15/13                                                                    4,619,772
            3,634,000 2.5000%, 3/31/15                                                                    3,853,457
--------------------------------------------------------------------------------------------------------------------
 Total U.S. Treasury Notes/Bonds (cost $630,113,075)                                                    636,190,856
--------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note -- 0%
            1,135,000 California Infrastructure & Economic Development Bank Industrial Revenue
                      Series B, 0.8000%, 4/1/24 (amortized cost $1,135,000)++                             1,135,000
--------------------------------------------------------------------------------------------------------------------
Money Market -- 3.5 %
           98,933,005 Janus Cash Liquidity Fund LLC 0% (cost $98,933,005)                                98,933,005
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,767,504,001) - 100%                                               $  2,824,879,228
--------------------------------------------------------------------------------------------------------------------

                               Summary of Investments by Country - (Long Positions)
                                          September 30, 2010 (unaudited)

                                                                                              % of Investment
Country                                                                               Value        Securities
-------------------------------------------------------------------------------------------------------------
Australia                                                                       $84,958,397              3.0%
Belgium                                                                             397,291              0.0%
Canada                                                                           61,280,733              2.2%
Cayman Islands                                                                   22,085,510              0.8%
Chile                                                                            14,072,256              0.5%
Luxembourg                                                                       47,744,238              1.7%
Netherlands                                                                      42,091,343              1.5%
New Zealand                                                                      15,938,657              0.6%
Singapore                                                                        18,812,603              0.7%
Spain                                                                            19,685,909              0.7%
Sweden                                                                           29,589,732              1.0%
Switzerland                                                                      26,080,647              0.9%
United Kingdom                                                                   77,405,812              2.7%
United States++                                                               2,364,736,100             83.7%
-------------------------------------------------------------------------------------------------------------
Total                                                                        $2,824,879,228            100.0%

++ Includes Cash Equivalents (80.2% excluding Cash Equivalents)

Notes to Schedule of Investments

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC            Public Limited Company

REIT           Real Estate Investment Trust

ULC            Unlimited Liability Company

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***            Rate is subject to change. Rate shown reflects current rate.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of
September 30, 2010)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Short-Term Bond Fund
Bank Loans                                             $-        $    64,315,677                $-
---------------------------------------------------------------------------------------------------
Corporate Bonds                                         -          2,024,304,690                 -
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                               -            636,190,856                 -
---------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand
Note                                                    -              1,135,000                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Money Market                                            -             98,933,005                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investments in Securities                        $-        $ 2,824,879,228               $ -
---------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                         $ 25,735,000

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares                                                                                                         Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 92.9 %
Aerospace and Defense -- 0.5%
                7,500  Rockwell Collins, Inc.                                                   $            436,875
Aerospace and Defense - Equipment -- 0.9%
               10,000  United Technologies Corp.                                                             712,300
Apparel Manufacturers -- 0.4%
                4,000  VF Corp.                                                                              324,080
Applications Software -- 1.2%
               40,000  Microsoft Corp.                                                                       979,600
Automotive - Truck Parts and Equipment - Original -- 0.7%
               19,000  Johnson Controls, Inc.                                                                579,500
Beverages -- Non-Alcoholic -- 1.0%
                7,000  Coca-Cola Co.                                                                         409,640
                6,500  PepsiCo, Inc.                                                                         431,860
                                                                                                             841,500
Brewery -- 1.0%
               17,000  Molson Coors Brewing Co. - Class B                                                    802,740
Cable Television -- 0.7%
               34,500  Comcast Corp. - Class A                                                               623,760
Cellular Telecommunications -- 1.6%
               55,000  Vodafone Group PLC                                                                  1,364,550
Chemicals - Specialty -- 0.3%
                2,000  Lubrizol Corp.                                                                        211,940
Commercial Banks -- 0.6%
               21,000  BB&T Corp.                                                                            505,680
Commercial Services - Finance -- 0.8%
               36,000  Western Union Co.                                                                     636,120
Computer Services -- 1.7%
                8,600  Accenture, Ltd. - Class A (U.S. Shares)                                               365,414
                7,800  International Business Machines Corp.                                               1,046,292
                                                                                                           1,411,706
Computers -- 0.6%
               12,000  Hewlett-Packard Co.                                                                   504,840
Computers - Memory Devices -- 0.2%
                8,000  EMC Corp.*                                                                            162,480
Consumer Products - Miscellaneous -- 0.3%
                3,800  Kimberly-Clark Corp.                                                                  247,190
Cosmetics and Toiletries -- 0.7%
               10,000  Procter & Gamble Co.                                                                  599,700
Diversified Banking Institutions -- 4.1%
               54,000  Bank of America Corp.                                                                 707,940
                5,000  Goldman Sachs Group, Inc.                                                             722,900
                9,000  HSBC Holdings PLC                                                                     455,310
               40,000  JPMorgan Chase & Co.                                                                1,522,800
                                                                                                           3,408,950
Diversified Operations -- 4.5%
                6,500  3M Co.                                                                                563,615
               79,000  General Electric Co.                                                                1,283,750
               20,800  Illinois Tool Works, Inc.                                                             978,016
               25,000  Tyco International, Ltd. (U.S. Shares)                                                918,250
                                                                                                           3,743,631
Electric - Integrated -- 1.5%
               12,600  Entergy Corp.                                                                         964,278
                8,000  Public Service Enterprise Group, Inc.                                                 264,640
                                                                                                           1,228,918
Electronic Components - Semiconductors -- 1.2%
               53,000  Intel Corp.                                                                         1,019,190
Electronic Forms -- 0.3%
                9,600  Adobe Systems, Inc.*                                                                  251,040
Engineering - Research and Development Services -- 1.2%
               14,000  KBR, Inc.                                                                             344,960
               18,200  URS Corp.*                                                                            691,236
                                                                                                           1,036,196
Entertainment Software -- 0.4%
               14,500  Activision Blizzard, Inc.                                                             156,890
                9,000  Electronic Arts, Inc.*                                                                147,870
                                                                                                             304,760
Fiduciary Banks -- 1.4%
               30,000  State Street Corp.                                                                  1,129,800
Finance - Credit Card -- 1.5%
                8,000  American Express Co.                                                                  336,240
               54,000  Discover Financial Services                                                           900,720
                                                                                                           1,236,960
Finance - Investment Bankers/Brokers -- 0.7%
               37,000  TD Ameritrade Holding Corp.*                                                          597,550
Food - Miscellaneous/Diversified -- 2.0%
               14,000  ConAgra Foods, Inc.                                                                   307,160
                7,500  General Mills, Inc.                                                                   274,050
                5,000  Kellogg Co.                                                                           252,550
               28,000  Unilever PLC (ADR)                                                                    814,800
                                                                                                           1,648,560
Food - Retail -- 1.4%
               26,200  Kroger Co.                                                                            567,492
               29,000  Safeway, Inc.                                                                         613,640
                                                                                                           1,181,132
Forestry -- 0.6%
               30,542  Weyerhaeuser Co.                                                                      481,342
Gold Mining -- 1.3%
               24,500  Goldcorp, Inc. (U.S. Shares)                                                        1,066,240
Instruments - Scientific -- 1.1%
               20,000  Thermo Fisher Scientific, Inc.*                                                       957,600
Insurance Brokers -- 0.8%
               17,400  AON Corp.                                                                             680,514
Internet Security -- 0.9%
               48,500  Symantec Corp.*                                                                       735,745
Investment Management and Advisory Services -- 2.5%
               17,500  Ameriprise Financial, Inc.                                                            828,275
                6,500  Franklin Resources, Inc.                                                              694,850
               25,000  INVESCO, Ltd.                                                                         530,750
                                                                                                           2,053,875
Machinery - Farm -- 0.5%
                6,000  Deere & Co.                                                                           418,680
Medical - Biomedical and Genetic -- 0.9%
               13,500  Amgen, Inc.                                                                           743,985
Medical - Drugs -- 3.6%
               18,400  Abbott Laboratories                                                                   961,216
               16,000  Eli Lilly & Co.                                                                       584,480
               85,000  Pfizer, Inc.                                                                        1,459,450
                                                                                                           3,005,146
Medical - HMO -- 0.5%
                8,000  WellPoint, Inc.*                                                                      453,120
Medical - Wholesale Drug Distributors -- 0.4%
                5,500  McKesson Corp.                                                                        339,790
Medical Instruments -- 2.0%
                8,000  Beckman Coulter, Inc.                                                                 390,320
               16,000  Medtronic, Inc.                                                                       537,280
               18,000  St. Jude Medical, Inc.*                                                               708,120
                                                                                                           1,635,720
Medical Labs and Testing Services -- 0.6%
                6,000  Laboratory Corp. of America Holdings*                                                 470,580
Medical Products -- 3.2%
               11,000  Becton, Dickinson and Co.                                                             815,100
               19,000  Covidien PLC (U.S. Shares)                                                            763,610
               12,000  Johnson & Johnson                                                                     743,520
                7,000  Zimmer Holdings, Inc.*                                                                366,310
                                                                                                           2,688,540
Metal - Copper -- 1.0%
               10,000  Freeport-McMoRan Copper & Gold, Inc. - Class B                                        853,900
Multi-Line Insurance -- 1.2%
               32,000  Allstate Corp.                                                                      1,009,600
Multimedia -- 1.6%
               33,800  News Corp. - Class A                                                                  441,428
               14,500  Time Warner, Inc.                                                                     444,425
               13,000  Viacom, Inc. - Class B                                                                470,470
                                                                                                           1,356,323
Networking Products -- 1.3%
               51,000  Cisco Systems, Inc.*                                                                1,116,900
Oil - Field Services -- 0.4%
                5,500  Schlumberger, Ltd. (U.S. Shares)                                                      338,855
Oil Companies - Exploration and Production -- 6.4%
                8,000  Anadarko Petroleum Corp.                                                              456,400
                4,100  Apache Corp.                                                                          400,816
               12,300  Comstock Resources, Inc.*                                                             276,627
               14,000  Devon Energy Corp.                                                                    906,360
               11,700  EQT Corp.                                                                             421,902
                7,000  Forest Oil Corp.*                                                                     207,900
                9,000  Noble Energy, Inc.                                                                    675,810
                9,700  Occidental Petroleum Corp.                                                            759,510
               18,000  QEP Resources, Inc.                                                                   542,520
               10,500  Southwestern Energy Co.*                                                              351,120
                8,200  Ultra Petroleum Corp. (U.S. Shares)*                                                  344,236
                                                                                                           5,343,201
Oil Companies - Integrated -- 3.7%
               32,700  Exxon Mobil Corp.                                                                   2,020,533
               18,500  Hess Corp.                                                                          1,093,720
                                                                                                           3,114,253
Oil Field Machinery and Equipment -- 0.6%
               12,000  National Oilwell Varco, Inc.                                                          533,640
Pipelines -- 0.3%
                3,600  Plains All American Pipeline L.P.                                                     226,476
Property and Casualty Insurance -- 2.7%
               15,500  Chubb Corp.                                                                           883,345
               15,000  Progressive Corp.                                                                     313,050
               20,000  Travelers Cos., Inc.                                                                1,042,000
                                                                                                           2,238,395
Reinsurance -- 2.8%
               10,000  Berkshire Hathaway, Inc. - Class B                                                    826,800
                8,500  Everest Re Group, Ltd.                                                                734,995
               10,000  PartnerRe, Ltd.                                                                       801,800
                                                                                                           2,363,595
REIT - Apartments -- 0.2%
                4,000  Equity Residential                                                                    190,280
REIT - Regional Malls -- 0.3%
                2,712  Simon Property Group, Inc.                                                            251,511
REIT - Storage -- 0.4%
                3,000  Public Storage                                                                        291,120
Retail - Apparel and Shoe -- 0.9%
               40,500  Gap, Inc.                                                                             754,920
Retail - Building Products -- 0.6%
               22,000  Lowe's Cos., Inc.                                                                     490,380
Retail - Consumer Electronics -- 0.2%
                5,000  Best Buy Co., Inc.                                                                    204,150
Retail - Discount -- 1.8%
                6,200  Target Corp.                                                                          331,328
               22,600  Wal-Mart Stores, Inc.                                                               1,209,552
                                                                                                           1,540,880
Retail - Drug Store -- 0.8%
               21,000  CVS Caremark Corp.                                                                    660,870
Retail - Major Department Stores -- 0.3%
                5,500  TJX Cos., Inc.                                                                        245,465
Retail - Regional Department Stores -- 0.8%
               12,500  Kohl's Corp.*                                                                         658,500
Retail - Restaurants -- 0.3%
                3,000  McDonald's Corp.                                                                      223,530
Savings/Loan/Thrifts -- 0.4%
               28,000  People's United Financial, Inc.                                                       366,520
Semiconductor Equipment -- 0.8%
               55,400  Applied Materials, Inc.                                                               647,072
Super-Regional Banks -- 4.1%
               21,500  PNC Financial Services Group, Inc.                                                  1,116,065
               56,000  U.S. Bancorp                                                                        1,210,720
               44,000  Wells Fargo & Co.                                                                   1,105,720
                                                                                                           3,432,505
Telephone - Integrated -- 3.9%
               68,500  AT&T, Inc.                                                                          1,959,100
               16,000  CenturyTel, Inc.                                                                      631,360
               21,500  Verizon Communications, Inc.                                                          700,685
                                                                                                           3,291,145
Tobacco -- 0.3%
                4,500  Philip Morris International, Inc.                                                     252,090
Tools - Hand Held -- 0.3%
                5,500  Snap-On, Inc.                                                                         255,805
Transportation - Railroad -- 0.9%
               16,000  Kansas City Southern*                                                                 598,560
                1,900  Union Pacific Corp.                                                                   155,420
                                                                                                             753,980
Wireless Equipment -- 0.6%
               10,500  QUALCOMM, Inc.                                                                        473,760
X-Ray Equipment -- 0.7%
               34,000  Hologic, Inc.*                                                                        544,340
--------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $72,375,658)                                                                     77,486,086
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 7.1 %
          $ 5,947,000  ING Financial Markets LLC, 0.2500%
                       dated 9/30/10, maturing 10/1/10
                       to be repurchased at $5,947,041
                       collateralized by $5,697,140 in U.S. Treasuries
                       0.0000%-7.6250%, 11/18/10-8/15/25
                       with a value of $163,506,177
                       (cost $5,947,000)                                                                   5,947,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $78,322,658) - 100%                                              $          83,433,086
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
--------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Bermuda                       $      2,067,545            2.5%
Canada                               1,410,476            1.7%
Ireland                              1,129,024            1.3%
Netherlands Antilles                   338,855            0.4%
Switzerland                            918,250            1.1%
United Kingdom                       2,634,660            3.2%
United States++                     74,934,276           89.8%
--------------------------------------------------------------
Total                         $     83,433,086          100.0%
--------------------------------------------------------------

++    Includes Cash Equivalents (82.7% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

PLC            Public Limited Company

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*              Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

                                                                                                      Level 3
                                                                                   Level 2          Significant
                                                               Level 1         ther Significant     Unobservable
Valuation Inputs Summary (as of September 30, 2010 )       Quoted - Prices    Observable Inputs        Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Large Cap Value Fund
----------------------------
Common Stock
Cellular Telecommunications                                $           --       $    1,364,550      $         --
Diversified Banking Institutions                                2,953,640              455,310                --
Food - Miscellaneous/Diversified                                  833,760              814,800                --
All Other                                                      71,064,026
--------------------------------------------------------------------------------------------------------------------
Total Common Stock                                             74,851,426            2,634,660                --
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                  --            5,947,000                --
--------------------------------------------------------------------------------------------------------------------
Total Investments                                          $   74,851,426       $    8,581,660      $         --
--------------------------------------------------------------------------------------------------------------------

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                             Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 92.0 %
Aerospace and Defense -- 0.6%
            1,250,000    Rockwell Collins, Inc.                                                   $      72,812,500
Apparel Manufacturers -- 0.3%
              500,000    VF Corp.                                                                        40,510,000
Automotive - Truck Parts and Equipment - Original -- 0.5%
            2,200,600 Johnson Controls, Inc.                                                             67,118,300
Brewery -- 1.1%
            2,900,000 Molson Coors Brewing Co. - Class B                                                136,938,000
Building - Residential and Commercial -- 1.4%
            3,400,000    KB Home                                                                         38,522,000
            1,000,000    Lennar Corp. - Class A                                                          15,380,000
            2,000,270    M.D.C. Holdings, Inc.                                                           58,067,838
            3,023,915    Pulte Homes, Inc.*                                                              26,489,495
            2,100,000    Ryland Group, Inc.                                                              37,632,000
                                                                                                        176,091,333
Cable Television -- 0.3%
            2,033,000    Comcast Corp. - Class A                                                         36,756,640
Chemicals - Diversified -- 0.8%
            1,500,571    FMC Corp.                                                                      102,654,062
Chemicals - Specialty -- 0.5%
              600,000    Lubrizol Corp.                                                                  63,582,000
Commercial Banks -- 0.7%
            1,200,999    Bank of Hawaii Corp.                                                            53,948,875
            1,400,000    BB&T Corp.                                                                      33,712,000
                                                                                                         87,660,875
Commercial Services - Finance -- 2.0%
            2,150,000    Global Payments, Inc.                                                           92,213,500
            4,500,000    H&R Block, Inc.                                                                 58,275,000
            6,100,000    Western Union Co.                                                              107,787,000
                                                                                                        258,275,500
Computer Services -- 0.8%
            1,250,000    Accenture, Ltd. - Class A (U.S. Shares)                                         53,112,500
            2,600,000    SRA International, Inc.*                                                        51,272,000
                                                                                                        104,384,500
Computers -- 0.4%
            1,250,500    Hewlett-Packard Co.                                                             52,608,535
Computers - Integrated Systems -- 1.1%
            3,150,000    Diebold, Inc.                                                                   97,933,500
            1,700,000    Jack Henry & Associates, Inc.                                                   43,350,000
                                                                                                        141,283,500
Computers - Memory Devices -- 0.3%
            1,800,100 EMC Corp.*                                                                         36,560,031
Consumer Products - Miscellaneous -- 0.7%
              981,000    Fortune Brands, Inc.                                                            48,294,630
              550,000    Kimberly-Clark Corp.                                                            35,777,500
                                                                                                         84,072,130
Containers - Metal and Glass -- 0.6%
            1,200,000    Ball Corp.                                                                      70,620,000
Containers - Paper and Plastic -- 0.9%
            1,299,999    Pactiv Corp.*                                                                   42,873,967
            4,100,242    Temple-Inland, Inc.                                                             76,510,516
                                                                                                        119,384,483
Diversified Banking Institutions -- 0.4%
              950,000    HSBC Holdings PLC                                                               48,060,500
Diversified Operations -- 1.0%
            3,400,567    Tyco International, Ltd. (U.S. Shares)                                         124,902,826
Electric - Integrated -- 0.8%
            1,401,900    Entergy Corp.                                                                  107,287,407
Electronic Components - Miscellaneous -- 0.6%
            2,600,000    Garmin, Ltd.                                                                    78,910,000
Electronic Components - Semiconductors -- 1.9%
            7,500,000    Intersil Corp. - Class A                                                        87,675,000
            4,500,200    QLogic Corp.*                                                                   79,383,528
            3,700,000    Semtech Corp.*                                                                  74,703,000
                                                                                                        241,761,528
Electronic Connectors -- 0.6%
            2,000,000    Thomas & Betts Corp.*                                                           82,040,000
Electronic Forms -- 0.3%
            1,446,005    Adobe Systems, Inc.*                                                            37,813,031
Electronic Parts Distributors -- 0.8%
            2,550,000    Tech Data Corp.*                                                               102,765,000
Engineering - Research and Development Services -- 2.6%
            2,350,000    Jacobs Engineering Group, Inc.*                                                 90,945,000
            3,600,000    KBR, Inc.                                                                       88,704,000
            4,050,000    URS Corp.*                                                                     153,819,000
                                                                                                        333,468,000
Entertainment Software -- 0.3%
            2,100,000    Electronic Arts, Inc.*                                                          34,503,000
Fiduciary Banks -- 1.2%
            3,950,000    State Street Corp.                                                             148,757,000
Finance - Credit Card -- 1.2%
            9,000,000    Discover Financial Services                                                    150,120,000
Finance - Investment Bankers/Brokers -- 1.5%
            3,000,212    Raymond James Financial, Inc.                                                   75,995,370
            7,000,230    TD Ameritrade Holding Corp.*                                                   113,053,714
                                                                                                        189,049,084
Food - Baking -- 0.8%
            3,850,000    Flowers Foods, Inc.                                                             95,634,000
Food - Miscellaneous/Diversified -- 1.8%
            1,500,000    ConAgra Foods, Inc.                                                             32,910,000
            1,050,000    General Mills, Inc.                                                             38,367,000
            1,173,100    Kellogg Co.                                                                     59,253,281
            3,400,000    Unilever PLC (ADR)                                                              98,940,000
                                                                                                        229,470,281
Food - Retail -- 1.5%
            6,100,000    Kroger Co.                                                                     132,126,000
            2,763,985    Safeway, Inc.                                                                   58,485,923
                                                                                                        190,611,923
Footwear and Related Apparel -- 0.1%
              400,878    Wolverine World Wide, Inc.                                                      11,629,471
Forestry -- 1.1%
            2,000,300    Potlatch Corp.                                                                  68,010,200
            4,553,793    Weyerhaeuser Co.                                                                71,767,778
                                                                                                        139,777,978
Gas - Distribution -- 0.3%
            1,000,000    AGL Resources, Inc.                                                             38,360,000
Gold Mining -- 1.3%
            3,700,000    Goldcorp, Inc. (U.S. Shares)                                                   161,024,000
Instruments - Scientific -- 1.6%
            3,500,000    PerkinElmer, Inc.                                                               80,990,000
            2,600,000    Thermo Fisher Scientific, Inc.*                                                124,488,000
                                                                                                        205,478,000
Insurance Brokers -- 0.5%
            1,750,110    AON Corp.                                                                       68,446,802
Internet Security -- 0.9%
              300,000    McAfee, Inc.*                                                                   14,178,000
            6,500,000    Symantec Corp.*                                                                 98,605,000
                                                                                                        112,783,000
Intimate Apparel -- 0.4%
            1,050,000    Warnaco Group, Inc.*                                                            53,686,500
Investment Management and Advisory Services -- 2.1%
            1,200,000    AllianceBernstein Holding L.P.                                                  31,692,000
            2,300,000    Ameriprise Financial, Inc.                                                     108,859,000
            5,700,030    INVESCO, Ltd.                                                                  121,011,637
                                                                                                        261,562,637
Life and Health Insurance -- 0.3%
            1,700,000 Lincoln National Corp.                                                             40,664,000
Machinery - Farm -- 0.8%
            1,400,000 Deere & Co.                                                                        97,692,000
Machinery - General Industrial -- 0.2%
            1,450,000 Babcock & Wilcox Co.*                                                              30,856,000
Medical - Biomedical and Genetic -- 1.9%
            2,700,000    Charles River Laboratories International, Inc.*                                 89,505,000
              300,000    Genzyme Corp.*                                                                  21,237,000
            2,000,000    Life Technologies Corp.*                                                        93,380,000
            2,200,000    Myriad Genetics, Inc.*                                                          36,102,000
                                                                                                        240,224,000
Medical - Drugs -- 0.7%
            2,800,000    Forest Laboratories, Inc.*                                                      86,604,000
Medical - HMO -- 0.3%
            1,600,000    Health Net, Inc.*                                                               43,504,000
Medical - Wholesale Drug Distributors -- 0.3%
              650,000    McKesson Corp.                                                                  40,157,000
Medical Instruments -- 1.5%
            1,800,000    Beckman Coulter, Inc.                                                           87,822,000
            2,700,000    St. Jude Medical, Inc.*                                                        106,218,000
                                                                                                        194,040,000
Medical Labs and Testing Services -- 1.5%
            1,250,000    Covance, Inc.*                                                                  58,487,500
            1,700,000    Laboratory Corp. of America Holdings*                                          133,331,000
                                                                                                        191,818,500
Medical Products -- 2.2%
            1,500,400    Becton, Dickinson and Co.                                                      111,179,640
            2,500,000    Covidien PLC (U.S. Shares)                                                     100,475,000
            1,400,000    Zimmer Holdings, Inc.*                                                          73,262,000
                                                                                                        284,916,640
Medical Sterilization Products -- 0.3%
            1,000,000    STERIS Corp.                                                                    33,220,000
Metal - Copper -- 1.1%
            1,700,000    Freeport-McMoRan Copper & Gold, Inc. - Class B                                 145,163,000
Metal Processors and Fabricators -- 0.4%
            1,600,000    Kaydon Corp.                                                                    55,360,000
Multi-Line Insurance -- 1.5%
            4,450,600    Allstate Corp.                                                                 140,416,430
            3,200,000    Old Republic International Corp.                                                44,320,000
                                                                                                        184,736,430
Multimedia -- 0.6%
            2,200,000    Viacom, Inc. - Class B                                                          79,618,000
Networking Products -- 1.1%
            5,700,800    Cisco Systems, Inc.*                                                           124,847,520
              400,000    Polycom, Inc.*                                                                  10,912,000
                                                                                                        135,759,520
Non-Hazardous Waste Disposal -- 0.2%
            1,000,000    Republic Services, Inc.                                                         30,490,000
Oil Companies - Exploration and Production -- 7.2%
            1,100,000    Anadarko Petroleum Corp.                                                        62,755,000
            1,700,000    Bill Barrett Corp.*                                                             61,200,000
            3,300,000    Cabot Oil & Gas Corp.                                                           99,363,000
            2,900,000    Comstock Resources, Inc.*                                                       65,221,000
            1,400,000    Devon Energy Corp.                                                              90,636,000
            3,050,000    EQT Corp.                                                                      109,983,000
            2,700,000    Forest Oil Corp.*                                                               80,190,000
            1,500,000    Noble Energy, Inc.                                                             112,635,000
            3,800,000    QEP Resources, Inc.                                                            114,532,000
            1,400,000    Southwestern Energy Co.*                                                        46,816,000
            1,850,000    Ultra Petroleum Corp. (U.S. Shares)*                                            77,663,000
                                                                                                        920,994,000
Oil Companies - Integrated -- 1.2%
            2,500,000    Hess Corp.                                                                     147,800,000
Oil Field Machinery and Equipment -- 0.8%
            2,300,000    National Oilwell Varco, Inc.                                                   102,281,000
Paper and Related Products -- 0.3%
              700,000    Rayonier, Inc.                                                                  35,084,000
Pharmacy Services -- 0.4%
            2,200,000    Omnicare, Inc.                                                                  52,536,000
Pipelines -- 1.4%
            1,500,000    Enterprise Products Partners L.P.                                               59,505,000
            1,800,000    Plains All American Pipeline L.P.                                              113,238,000
                                                                                                        172,743,000
Property and Casualty Insurance -- 1.6%
            1,100,000    Chubb Corp.                                                                     62,689,000
            2,500,000    HCC Insurance Holdings, Inc.                                                    65,225,000
            3,800,000    Progressive Corp.                                                               79,306,000
                                                                                                        207,220,000
Reinsurance -- 2.7%
              700,000    Berkshire Hathaway, Inc. - Class B                                              57,876,000
            1,850,000    Everest Re Group, Ltd.                                                         159,969,500
            1,574,306    PartnerRe, Ltd.                                                                126,227,855
                                                                                                        344,073,355
REIT - Apartments -- 0.6%
              300,000    Avalonbay Communities, Inc.                                                     31,179,000
            1,200,000    BRE Properties, Inc. - Class A                                                  49,800,000
                                                                                                         80,979,000
REIT - Diversified -- 0.4%
            1,600,120    Liberty Property Trust                                                          51,043,828
REIT - Health Care -- 0.4%
            1,472,310    Nationwide Health Properties, Inc.                                              56,934,228
REIT - Mortgage -- 0.6%
            2,000,000    Annaly Mortgage Management, Inc.                                                35,200,000
            3,200,000    Redwood Trust, Inc.                                                             46,272,000
                                                                                                         81,472,000
REIT - Office Property -- 1.1%
              850,244    Alexandria Real Estate Equities, Inc.                                           59,517,080
            2,400,000    Mack-Cali Realty Corp.                                                          78,504,000
                                                                                                        138,021,080
REIT - Regional Malls -- 0.3%
              800,000    Taubman Centers, Inc.                                                           35,688,000
REIT - Storage -- 0.4%
              550,000    Public Storage                                                                  53,372,000
REIT - Warehouse and Industrial -- 0.6%
            2,700,000    AMB Property Corp.                                                              71,469,000
Rental Auto/Equipment -- 0.5%
            3,700,000    Aaron Rents, Inc.                                                               68,265,000
Retail - Apparel and Shoe -- 1.4%
            4,300,000    American Eagle Outfitters, Inc.                                                 64,328,000
            6,200,000    Gap, Inc.                                                                      115,568,000
                                                                                                        179,896,000
Retail - Auto Parts -- 0.4%
              850,000    Advance Auto Parts, Inc.                                                        49,878,000
Retail - Automobile -- 0.1%
              450,000    Copart, Inc.*                                                                   14,836,500
Retail - Computer Equipment -- 0.3%
            2,000,000    GameStop Corp. - Class A*                                                       39,420,000
Retail - Consumer Electronics -- 0.4%
            1,200,000    Best Buy Co., Inc.                                                              48,996,000
Retail - Discount -- 1.3%
            1,200,000    Big Lots, Inc.                                                                  39,900,000
              400,000    BJ's Wholesale Club, Inc.*                                                      16,600,000
            2,050,000    Wal-Mart Stores, Inc.                                                          109,716,000
                                                                                                        166,216,000
Retail - Drug Store -- 0.8%
            1,700,000    CVS Caremark Corp.                                                              53,499,000
            1,503,000    Walgreen Co.                                                                    50,350,500
                                                                                                        103,849,500
Retail - Major Department Stores -- 0.8%
            3,600,000    JC Penney Co., Inc.                                                             97,848,000
Retail - Pet Food and Supplies -- 0.3%
            1,100,000    PetSmart, Inc.                                                                  38,500,000
Retail - Regional Department Stores -- 0.3%
              800,000    Kohl's Corp.*                                                                   42,144,000
Savings/Loan/Thrifts -- 2.4%
            8,000,000    First Niagara Financial Group, Inc.                                             93,200,000
            9,000,000    People's United Financial, Inc.                                                117,810,000
            5,800,000    Washington Federal, Inc.                                                        88,508,000
                                                                                                        299,518,000
Schools -- 0.2%
              500,000    Apollo Group, Inc. - Class A                                                    25,675,000
Semiconductor Equipment -- 0.7%
            7,700,000    Applied Materials, Inc.                                                         89,936,000
Soap and Cleaning Preparations -- 0.3%
              518,010    Church & Dwight Co., Inc.                                                       33,639,569
Super-Regional Banks -- 1.1%
            2,100,000    Comerica, Inc.                                                                  78,015,000
            1,250,000    PNC Financial Services Group, Inc.                                              64,887,500
                                                                                                        142,902,500
Telephone - Integrated -- 1.8%
            3,400,000    AT&T, Inc.                                                                      97,240,000
            3,300,000    CenturyTel, Inc.                                                               130,218,000
                                                                                                        227,458,000
Textile-Home Furnishings -- 0.4%
              900,000    Mohawk Industries, Inc.*                                                        47,970,000
Tools - Hand Held -- 0.6%
            1,550,000    Snap-On, Inc.                                                                   72,090,500
Toys -- 0.3%
            1,900,000    Mattel, Inc.                                                                    44,574,000
Transportation - Marine -- 0.7%
            2,200,000    Kirby Corp.*                                                                    88,132,000
Transportation - Railroad -- 1.7%
            3,500,000    Kansas City Southern*                                                          130,935,000
              400,000    Norfolk Southern Corp.                                                          23,804,000
              802,500    Union Pacific Corp.                                                             65,644,500
                                                                                                        220,383,500
Transportation - Truck -- 0.5%
            1,800,000    J.B. Hunt Transport Services, Inc.                                              62,460,000
Wireless Equipment -- 0.4%
            1,250,000    QUALCOMM, Inc.                                                                  56,400,000
X-Ray Equipment -- 0.8%
            6,100,000    Hologic, Inc.*                                                                  97,661,000

Total Common Stock (cost $10,332,332,330)                                                            11,724,397,007

Purchased Options - Puts -- 0.5 %
                9,956    iShares Russell 2000(R)Index**
                         expires December 2010
                         exercise price $69.50                                                            5,328,304
               13,098    iShares Russell 2000(R) Index**
                         expires December 2010
                         exercise price $69.07                                                            6,711,351
               21,500    iShares Russell 2000(R) Index**
                         expires December 2010
                         exercise price $62.00                                                            5,123,340
               22,534    iShares Russell 2000(R) Index**
                         expires December 2010
                         exercise price $66.00                                                            8,148,520
               22,022    iShares Russell Midcap(R) Value Index**
                         expires October 2010
                         exercise price $41.033                                                           2,446,964
               34,661    iShares Russell Midcap(R) Value Index**
                         expires October 2010
                         exercise price $29.94                                                            1,949,702
               22,580    iShares Russell Midcap(R) Value Index**
                         expires November 2010
                         exercise price $40.77                                                            4,006,080
               22,650    iShares Russell Midcap(R) Value Index**
                         expires December 2010,
                         exercise price $40.67                                                            4,703,393
               22,828    iShares Russell Midcap(R) Value Index**
                         expires December 2010
                         exercise price $40.34                                                            4,396,419
               23,984    iShares Russell Midcap(R) Value Index**
                         expires January 2011
                         exercise price $38.42                                                            3,921,317
               24,592    iShares Russell Midcap(R) Value Index**
                         expires January 2011
                         exercise price $37.39                                                            3,308,217
               24,842    iShares Russell Midcap(R) Value Index**
                         expires January 2011
                         exercise price $37.00                                                            3,088,439
                1,136    S&P Midcap 400 Index**
                         expires October 2010
                         exercise price $799.09                                                           1,515,294
                1,218    S&P Midcap 400 Index**
                         expires November 2010
                         exercise price $756.39                                                           1,743,001
                1,374    S&P Midcap 400 Index**
                         expires November 2010
                         exercise price $710.00                                                             949,241

Total Purchased Options - Puts  (cost $110,776,000)                                                      57,339,582

Repurchase Agreements -- 7.4 %
        $ 300,000,000    Credit Agricole, New York Branch, 0.2300%
                         dated 9/30/10, maturing 10/1/10 to be repurchased
                         at $300,001,917 collateralized by $286,588,680 in
                         U.S. Treasuries 0.8750% - 4.6250%, 4/30/11 - 11/15/16
                         with a value of $306,000,064 (cost $300,000,000)                               300,000,000
          100,000,000    Deutsche Bank Securities, Inc., 0.2300%
                         dated 9/30/10, maturing 10/1/10 do be repurchased at
                         $100,000,639 collateralized by $76,158,200 in U.S.
                         Treasuries 2.3750%, 1/15/25 with a value of
                         $102,000,121 (cost $100,000,00)                                                100,000,000
          160,300,000    ING Financial Markets LLC dated 9/30/10,
                         maturing 10/1/10 to be repurchased at $160,301,113
                         collateralized by $153,565,076 in U.S. Treasuries
                         0.0000% - 7.6250%, 11/18/10 - 8/15/25 with a value
                         of $163,506,177 (cost $160,300,00)                                             160,300,000
          400,000,000    RBC Capital Markets Corp., 0.2000% dated 9/30/10,
                         maturing 10/1/10 to be repurchased at $400,002,222
                         collateralized by $406,953,867 in U.S. Treasuries
                         0.0000% - 0.7500%, 3/17/11-9/30/12 with a value
                         of $408,000,022 (cost $400,000,000)                                            400,000,000

Total Repurchase Agreements (cost $960,300,000)                                                         960,300,000

Total Investments (total cost $11,403,408,330) - 100%                                              $ 12,742,036,589


Schedule of Written Options - Puts

iShares Russell 2000(R) Index                                                                      $     (2,061,861)
 expires December 2010
 11,267 contracts
 exercise price $60.00
iShares Russell 2000(R) Index
 expires December 2010
 10,750 contracts
 exercise price $53.00                                                                                     (868,563)
iShares Russell 2000(R) Index
 expires December 2010
 6,549 contracts
 exercise price $62.02                                                                                   (1,564,158)
iShares Russell 2000(R) Index
 expires December 2010
 6,507 contracts
 exercise price $62.41                                                                                   (1,624,645)
iShares Russell Midcap(R) Value Index
 expires October 2010,
 23,107 contracts
 exercise price $35.86                                                                                      (74,074)
iShares Russell Midcap(R) Value Index
 expires October 2010
 11,011 contracts
 exercise price $36.85                                                                                      (78,192)
iShares Russell Midcap(R) Value Index
 expires November 2010
 11,290 contracts
 exercise price $36.61                                                                                     (537,022)
iShares Russell Midcap(R) Value Index
 expires December 2010
 11,414 contracts
 exercise price $36.22                                                                                     (800,011)
iShares Russell Midcap(R) Value Index
 expires December 2010
 11,325 contracts
 exercise price $36.52                                                                                     (857,606)
iShares Russell Midcap(R) Value Index
 expires January 2011
 12,421 contracts
 exercise price $33.22                                                                                     (695,503)
iShares Russell Midcap(R) Value Index
 expires January 2011
 12,296 contracts
 exercise price $33.57                                                                                     (743,080)
iShares Russell Midcap(R) Value Index
 expires January 2011
 11,992 contracts
 exercise price $34.50                                                                                     (876,050)
S&P Midcap 400 Index
 expires October 2010
 568 contracts
 exercise price $717.55                                                                                     (74,404)
S&P Midcap 400 Index
 expires November 2010
 687 contracts
 exercise price $640.00                                                                                    (158,084)
S&P Midcap 400 Index
 expires November 2010
 609 contracts
 exercise price $679.21                                                                                    (259,270)

Total Schedule of Written Options - Puts  (cost $29,675,905)                                       $    (11,272,525)

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

PLC            Public Limited Company

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*              Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.


Summary of Investments by Country - (Long Positions)
                                               % of Investment
Country                                  Value      Securities
Bermuda                       $    407,208,992            3.2%
Canada                             238,687,000            1.9%
Ireland                            153,587,500            1.2%
Switzerland                        203,812,826            1.6%
United Kingdom                     147,000,500            1.2%
United States++                 11,591,739,771           90.9%
Total                         $ 12,742,036,589          100.0%

++  Includes Cash Equivalents (83.5% excluding Cash Equivalents)

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2010)
---------------------------------------------------------------------------------------------------------------------------------
                                                     Level 1 - Quoted Prices   Level 2 - Other Significant        Level 3 -
                                                                               Observable Inputs                  Significant
                                                                                                                  Unobservable
                                                                                                                  Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Mid Cap Value Fund
Common Stock                                             $11,724,397,007              $            -                       $  -

Repurchase Agreement                                                   -                 960,300,000                          -

Total Investments in Securities                          $11,724,397,007              $  960,300,000                       $  -
Investments in Purchased Options:                        $    57,339,582              $            -                       $  -
Other Financial Instruments(a)                           $             -              $  (11,272,525)                      $  -
---------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Fund                                                         Aggregate Value
--------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                                   $    25,718,033

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 83.8 %
Apparel Manufacturers -- 0.6%
              880,000 Volcom, Inc.*                                                           $          16,825,600
Applications Software -- 0.6%
              525,000 Progress Software Corp.*                                                           17,377,500
Building - Heavy Construction -- 1.3%
            1,000,000 Granite Construction, Inc.                                                         22,740,000
            1,100,000 Sterling Construction Co., Inc.*                                                   13,618,000
                                                                                                         36,358,000
Building - Residential and Commercial -- 0.5%
              800,000 Ryland Group, Inc.                                                                 14,336,000
Building and Construction - Miscellaneous -- 0.7%
            2,100,000 Dycom Industries, Inc.*                                                            20,979,000
Circuit Boards -- 0.7%
            1,950,000 TTM Technologies, Inc.*                                                            19,090,500
Commercial Banks -- 6.1%
              440,000 Bank of Hawaii Corp.                                                               19,764,800
              700,000 First Midwest Bancorp, Inc.                                                         8,071,000
            1,100,000 Firstmerit Corp.                                                                   20,152,000
            2,100,000 Glacier Bancorp, Inc.                                                              30,660,000
              790,000 Hancock Holding Co.                                                                23,755,300
              540,000 Iberiabank Corp.                                                                   26,989,200
              536,900 TCF Financial Corp.                                                                 8,692,411
            1,550,000 Texas Capital Bancshares, Inc.*                                                    26,768,500
              387,200 Trustmark Corp.                                                                     8,417,728
                                                                                                        173,270,939
Commercial Services - Finance -- 1.2%
              525,000 Global Payments, Inc.                                                              22,517,250
              750,000 Total System Services, Inc.                                                        11,430,000
                                                                                                         33,947,250
Computer Services -- 1.2%
            1,000,000 SRA International, Inc.*                                                           19,720,000
            1,050,000 SYKES Enterprises, Inc.*                                                           14,259,000
                                                                                                         33,979,000
Computers - Integrated Systems -- 2.4%
            1,600,000 Diebold, Inc.                                                                      49,744,000
              720,000 Jack Henry & Associates, Inc.                                                      18,360,000
                                                                                                         68,104,000
Consulting Services -- 1.3%
              650,000 CRA International, Inc.*                                                           11,732,500
              125,000 MAXIMUS, Inc.                                                                       7,697,500
            1,425,000 Navigant Consulting, Inc.*                                                         16,572,750
                                                                                                         36,002,750
Containers - Paper and Plastic -- 1.6%
              300,000 Pactiv Corp.*                                                                       9,894,000
              590,000 Sonoco Products Co.                                                                19,729,600
              800,000 Temple-Inland, Inc.                                                                14,928,000
                                                                                                         44,551,600
Cosmetics and Toiletries -- 0.6%
              450,000 Alberto-Culver Co.                                                                 16,942,500
Diagnostic Equipment -- 0.7%
              950,000 Immucor, Inc.*                                                                     18,838,500
Direct Marketing -- 0.9%
            2,300,000 Harte-Hanks, Inc.                                                                  26,841,000
Distribution/Wholesale -- 1.1%
              675,000 Owens & Minor, Inc.                                                                19,210,500
              675,000 Titan Machinery, Inc.*                                                             11,002,500
                                                                                                         30,213,000
Electronic Components - Semiconductors -- 3.4%
            2,000,000 Intersil Corp. - Class A                                                           23,380,000
            1,550,000 Microsemi Corp.*                                                                   26,582,500
            1,200,000 QLogic Corp.*                                                                      21,168,000
            1,200,000 Semtech Corp.*                                                                     24,228,000
                                                                                                         95,358,500
Electronic Connectors -- 0.8%
              525,000 Thomas & Betts Corp.*                                                              21,535,500
Electronic Parts Distributors -- 1.4%
            1,010,000 Tech Data Corp.*                                                                   40,703,000
Engineering - Research and Development Services -- 1.5%
            1,125,000 URS Corp.*                                                                         42,727,500
Enterprise Software/Services -- 0.8%
            1,800,000 Omnicell, Inc.*                                                                    23,544,000
Food - Baking -- 1.8%
            2,075,000 Flowers Foods, Inc.                                                                51,543,000
Food - Retail -- 1.2%
              970,000 Ruddick Corp.                                                                      33,639,600
Footwear and Related Apparel -- 1.1%
            1,050,000 Wolverine World Wide, Inc.                                                         30,460,500
Forestry -- 1.4%
            1,140,000 Potlatch Corp.                                                                     38,760,000
Golf -- 0.8%
            3,200,000 Callaway Golf Co.                                                                  22,400,000
Industrial Automation and Robotics -- 0.3%
              320,000 Cognex Corp.                                                                        8,582,400
Instruments - Scientific -- 0.8%
              935,000 PerkinElmer, Inc.                                                                  21,635,900
Insurance Brokers -- 0.6%
              850,000 Brown & Brown, Inc.                                                                17,161,500
Internet Security -- 0.3%
              324,996 Blue Coat Systems, Inc.*                                                            7,819,404
Internet Telephony -- 1.0%
            1,200,000 J2 Global Communications, Inc.*                                                    28,548,000
Machinery - Electrical -- 1.0%
              891,900 Franklin Electric Co. Inc.                                                         29,575,404
Machinery - General Industrial -- 1.0%
              560,336 Albany International Corp. - Class A                                               10,601,557
              373,471 Wabtec Corp.                                                                       17,848,179
                                                                                                         28,449,736
Medical - Biomedical and Genetic -- 1.3%
            1,150,000 Charles River Laboratories International, Inc.*                                    38,122,500
Medical Imaging Systems -- 0.4%
              872,197 Vital Images, Inc.*                                                                11,539,166
Medical Instruments -- 0.5%
            1,000,000 Angiodynamics, Inc.*                                                               15,240,000
Medical Labs and Testing Services -- 1.3%
              515,000 Covance, Inc.*                                                                     24,096,850
              900,000 Genoptix, Inc.*                                                                    12,780,000
                                                                                                         36,876,850
Medical Laser Systems -- 0.1%
              385,000 LCA-Vision, Inc.*                                                                   2,144,450
Medical Products -- 1.2%
            1,050,000 PSS World Medical, Inc.*                                                           22,449,000
              310,000 West Pharmaceutical Services, Inc.                                                 10,636,100
                                                                                                         33,085,100
Medical Sterilization Products -- 1.4%
            1,200,000 STERIS Corp.                                                                       39,864,000
Metal Processors and Fabricators -- 1.5%
            1,250,000 Kaydon Corp.                                                                       43,250,000
Miscellaneous Manufacturing -- 0.4%
            1,100,000 Movado Group, Inc.*                                                                11,968,000
Multi-Line Insurance -- 0.9%
            1,800,000 Old Republic International Corp.                                                   24,930,000
Oil - Field Services -- 0.8%
              900,000 PAA Natural Gas Storage L.P.                                                       21,726,000
Oil Companies - Exploration and Production -- 4.8%
            1,025,000 Bill Barrett Corp.*                                                                36,900,000
            1,250,000 Cabot Oil & Gas Corp.                                                              37,637,500
            1,530,000 Comstock Resources, Inc.*                                                          34,409,700
              960,000 Forest Oil Corp.*                                                                  28,512,000
                                                                                                        137,459,200
Paper and Related Products -- 1.4%
            2,060,000 Glatfelter                                                                         25,049,600
              320,000 Rayonier, Inc.                                                                     16,038,400
                                                                                                         41,088,000
Pharmacy Services -- 0.5%
              575,000 Omnicare, Inc.                                                                     13,731,000
Pipelines -- 1.9%
              800,000 Niska Gas Storage Partners LLC                                                     15,520,000
              270,000 Spectra Energy Partners L.P.                                                        9,342,000
            1,100,000 Western Gas Partners L.P.                                                          29,810,000
                                                                                                         54,672,000
Property and Casualty Insurance -- 4.1%
            1,300,000 HCC Insurance Holdings, Inc.                                                       33,917,000
              250,000 Infinity Property & Casualty Corp.                                                 12,192,500
            1,175,000 Navigators*                                                                        52,440,250
              330,000 RLI Corp.                                                                          18,684,600
                                                                                                        117,234,350
Real Estate Operating/Development -- 0.9%
            1,000,000 St. Joe Co.*                                                                       24,870,000
REIT - Hotels -- 0.6%
            1,930,000 DiamondRock Hospitality Co.*                                                       18,315,700
REIT - Mortgage -- 0.8%
            1,625,000 Redwood Trust, Inc.                                                                23,497,500
REIT - Office Property -- 2.3%
            1,800,000 Government Properties Income Trust                                                 48,060,000
              500,000 Mack-Cali Realty Corp.                                                             16,355,000
                                                                                                         64,415,000
Rental Auto/Equipment -- 1.0%
            1,500,000 Aaron Rents, Inc.                                                                  27,675,000
Retail - Apparel and Shoe -- 1.5%
            1,200,000 American Eagle Outfitters, Inc.                                                    17,952,000
            2,300,000 Bebe Stores, Inc.                                                                  16,583,000
              300,000 Men's Wearhouse, Inc.                                                               7,137,000
                                                                                                         41,672,000
Retail - Convenience Stores -- 0.6%
              400,000 Casey's General Stores, Inc.                                                       16,700,000
Retail - Leisure Products -- 0.2%
            1,000,000 MarineMax, Inc.*                                                                    7,040,000
Retail - Pet Food and Supplies -- 0.6%
              500,000 PetSmart, Inc.                                                                     17,500,000
Retail - Propane Distribution -- 0.7%
              490,000 Inergy L.P.                                                                        19,428,500
Retail - Restaurants -- 0.8%
              800,000 Bob Evans Farms                                                                    22,456,000
Savings/Loan/Thrifts -- 5.0%
            3,350,000 First Niagara Financial Group, Inc.                                                39,027,500
            2,150,000 NewAlliance Bancshares, Inc.                                                       27,133,000
            3,000,000 Provident Financial Services, Inc.                                                 37,080,000
            2,550,000 Washington Federal, Inc.                                                           38,913,000
                                                                                                        142,153,500
Semiconductor Equipment -- 0.5%
              880,000 MKS Instruments, Inc.*                                                             15,822,400
Telecommunication Services -- 0.6%
            2,400,000 Premiere Global Services, Inc.*                                                    16,992,000
Tools - Hand Held -- 0.6%
              370,000 Snap-On, Inc.                                                                      17,208,700
Transportation - Marine -- 1.5%
            1,050,000 Kirby Corp.*                                                                       42,063,000
Transportation - Railroad -- 0.8%
              600,000 Kansas City Southern*                                                              22,446,000
Wire and Cable Products -- 0.5%
              550,000 Belden, Inc.                                                                       14,509,000
X-Ray Equipment -- 1.1%
            2,050,000 Hologic, Inc.*                                                                     32,820,500
--------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,178,548,479)                                                              2,380,616,499
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 16.2 %
        $ 200,000,000 Credit Agricole, New York Branch, 0.2300%
                      dated 9/30/10, maturing 10/1/10 to be repurchased at
                      $200,001,278 collateralized by $191,059,120 in U.S.
                      Treasuries 0.8750%-4.6250%, 4/30/11-11/15/16 with a value
                      of $204,000,043 (cost $200,000,000)                                               200,000,000
           59,811,000 ING Financial Markets LLC, 0.2500% dated 9/30/10, maturing 10/1/10 to be repurchased at $59,811,415
                      collateralized by $57,298,071 in U.S. Treasuries
                      0.0000%-7.6250%, 11/18/10-8/15/25 with a value
                      of $61,007,286 (cost $59,811,000)                                                  59,811,000
          200,000,000 RBC Capital Markets Corp., 0.2000% dated 9/30/10, maturing 10/1/10 to be repurchased at $200,001,111
                      collateralized by $203,476,933 in U.S. Treasuries
                      0.0000%-0.7500%, 3/17/11-9/30/12 with a value
                      of $204,000,011 (cost $200,000,000)                                               200,000,000
--------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements  (cost $459,811,000)                                                        459,811,000
--------------------------------------------------------------------------------------------------------------------
Total Investments  (total cost $2,638,359,479) - 100%                                          $      2,840,427,499
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
-----------------------------------------------------------------
                                                 % of Investment
Country                                  Value        Securities
United States++               $  2,840,427,499            100.0%
-----------------------------------------------------------------
Total                         $  2,840,427,499            100.0%
-----------------------------------------------------------------

++  (Includes Cash Equivalents 83.8% excluding Cash Equivalents)


Notes to Schedule of Investments (unaudited)

REIT           Real Estate Investment Trust

*              Non-income producing security.

** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended September 30, 2010.

                                        Purchases              Sales
                                                                                             Realized      Dividend       Value
                                      Shares         Cost         Shares         Cost       Gain/(Loss)     Income      at 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund

CRA International, Inc.                    --   $         --           --   $         --   $         --   $        --   $ 11,732,500

Dycom Industries, Inc.                200,000      1,565,868           --             --             --            --     20,979,000

Genoptix, Inc.                             --             --      300,000     10,603,971     (5,279,399)           --     12,780,000

Government Properties Income Trust    216,358      5,424,693           --             --             --       649,293     48,060,000

Movado Group, Inc.                         --             --           --             --             --            --     11,968,000

Navigators                                 --             --           --             --             --            --     52,440,250

Omnicell, Inc.                        100,000      1,194,881           --             --             --            --     23,544,000

Sterling Construction Co., Inc.       200,000      2,406,007           --             --             --            --     13,618,000

Titan Machinery, Inc.                      --             --      225,000      3,230,792        518,474            --     11,002,500

Vital Images, Inc.                     72,197        926,323           --             --             --            --     11,539,166
------------------------------------------------------------------------------------------------------------------------------------
                                                $ 11,517,771                $ 13,834,763   $ (4,760,926)  $   649,293   $217,663,416
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

                                                                               Level 2               Level 3
                                                            Level 1       Other Significant        Significant
Valuation Inputs Summary (as of September 30, 2010)     Quoted - Prices   Observable Inputs    Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Small Cap Value Fund
----------------------------
Common Stock
All Other                                            $   2,380,616,499       $          --        $          --
--------------------------------------------------------------------------------------------------------------------
Total Common Stock                                       2,380,616,499                  --                   --
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                --        459,811,000                   --
--------------------------------------------------------------------------------------------------------------------
Total Investments                                    $   2,380,616,499       $ 459,811,000        $          --
--------------------------------------------------------------------------------------------------------------------

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

Shares or Principal                                                                                           Value
--------------------------------------------------------------------------------------------------------------------
Bank Loan -- 0.4 %
Automotive - Cars and Light Trucks -- 0.4%
             $100,000 Ford Motor Co., 2.7500%, 12/15/13***  (cost $97,847)                             $     97,865
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 50.6 %
Aerospace and Defense -- 0.3%
                1,400 Raytheon Co.                                                                           63,994
Aerospace and Defense - Equipment -- 0.2%
                  700 United Technologies Corp.                                                              49,861
Applications Software -- 0.9%
                8,000 Microsoft Corp.                                                                       195,920
Automotive - Truck Parts and Equipment - Original -- 0.4%
                3,300 Johnson Controls, Inc.                                                                100,650
Beverages -- Non-Alcoholic -- 1.2%
                2,500 Coca-Cola Co.                                                                         146,300
                1,800 PepsiCo, Inc.                                                                         119,592
                                                                                                            265,892
Brewery -- 0.6%
                2,900 Molson Coors Brewing Co. - Class B                                                    136,938
Cable Television -- 0.6%
                8,000 Comcast Corp. - Class A                                                               144,640
Cellular Telecommunications -- 1.2%
                5,900 SK Telecom Co., Ltd. (ADR)                                                            103,073
                7,200 Vodafone Group PLC                                                                    178,632
                                                                                                            281,705
Commercial Banks -- 1.4%
                1,500 Bank of Hawaii Corp.                                                                   67,380
                3,500 BB&T Corp.                                                                             84,280
                3,600 Glacier Bancorp, Inc.                                                                  52,560
                1,500 Iberiabank Corp.                                                                       74,970
                2,000 Trustmark Corp.                                                                        43,480
                                                                                                            322,670
Commercial Services - Finance -- 1.4%
                2,600 H&R Block, Inc.                                                                        33,670
                2,700 Paychex, Inc.                                                                          74,223
                5,400 Total System Services, Inc.                                                            82,296
                7,300 Western Union Co.                                                                     128,991
                                                                                                            319,180
Computer Services -- 1.0%
                1,000 Accenture, Ltd. - Class A (U.S. Shares)                                                42,490
                1,400 International Business Machines Corp.                                                 187,796
                                                                                                            230,286
Computers -- 0.2%
                1,200 Hewlett-Packard Co.                                                                    50,484
Computers - Integrated Systems -- 0.4%
                2,100 Diebold, Inc.                                                                          65,289
                1,200 Jack Henry & Associates, Inc.                                                          30,600
                                                                                                             95,889
Consumer Products - Miscellaneous -- 0.2%
                  800 Kimberly-Clark Corp.                                                                   52,040
Containers - Metal and Glass -- 0.4%
                1,700 Greif, Inc.                                                                           100,028
Containers - Paper and Plastic -- 0.4%
                5,500 Temple-Inland, Inc.                                                                   102,630
Direct Marketing -- 0.4%
                8,000 Harte-Hanks, Inc.                                                                      93,360
Distribution/Wholesale -- 0.3%
                2,200 Owens & Minor, Inc.                                                                    62,612
Diversified Banking Institutions -- 0.7%
                4,000 JPMorgan Chase & Co.                                                                  152,280
Diversified Operations -- 2.7%
                  600 3M Co.                                                                                 52,026
               13,600 General Electric Co.                                                                  221,000
                2,300 Illinois Tool Works, Inc.                                                             108,146
                4,000 Koppers Holdings, Inc.                                                                107,480
                3,500 Tyco International, Ltd. (U.S. Shares)                                                128,555
                                                                                                            617,207
Electric - Integrated -- 1.2%
                1,500 Entergy Corp.                                                                         114,795
                4,000 PPL Corp.                                                                             108,920
                1,800 Public Service Enterprise Group, Inc.                                                  59,544
                                                                                                            283,259
Electronic Components - Miscellaneous -- 0.3%
                2,400 Garmin, Ltd.                                                                           72,840
Electronic Components - Semiconductors -- 1.3%
               10,000 Intel Corp.                                                                           192,300
                8,500 Intersil Corp. - Class A                                                               99,365
                                                                                                            291,665
Finance - Investment Bankers/Brokers -- 0.4%
                4,000 Raymond James Financial, Inc.                                                         101,320
Food - Baking -- 0.4%
                4,000 Flowers Foods, Inc.                                                                    99,360
Food - Miscellaneous/Diversified -- 1.6%
                3,000 ConAgra Foods, Inc.                                                                    65,820
                1,800 General Mills, Inc.                                                                    65,772
                1,700 Kellogg Co.                                                                            85,867
                1,000 Kraft Foods, Inc. - Class A                                                            30,860
                3,800 Unilever PLC (ADR)                                                                    110,580
                                                                                                            358,899
Food - Retail -- 0.4%
                4,200 Safeway, Inc.                                                                          88,872
Gas - Distribution -- 0.3%
                2,000 AGL Resources, Inc.                                                                    76,720
Investment Management and Advisory Services -- 1.1%
                1,800 Ameriprise Financial, Inc.                                                             85,194
                  500 Franklin Resources, Inc.                                                               53,450
                5,100 INVESCO, Ltd.                                                                         108,273
                                                                                                            246,917
Machinery - Electrical -- 0.3%
                2,200 Franklin Electric Co., Inc.                                                            72,952
Machinery - General Industrial -- 0.3%
                3,800 Albany International Corp. - Class A                                                   71,896
Medical - Drugs -- 2.7%
                3,100 Abbott Laboratories                                                                   161,944
                1,400 Eli Lilly & Co.                                                                        51,142
                2,300 Merck & Co., Inc.                                                                      84,663
                1,200 Novartis A.G.                                                                          69,204
               11,300 Pfizer, Inc.                                                                          194,021
                2,000 Roche Holding A.G. (ADR)                                                               68,260
                                                                                                            629,234
Medical - HMO -- 0.3%
                2,000 UnitedHealth Group, Inc.                                                               70,220
Medical - Wholesale Drug Distributors -- 0.2%
                1,200 Cardinal Health, Inc.                                                                  39,648
Medical Instruments -- 1.0%
                1,500 Beckman Coulter, Inc.                                                                  73,185
                4,500 Medtronic, Inc.                                                                       151,110
                                                                                                            224,295
Medical Products -- 1.7%
                1,600 Baxter International, Inc.                                                             76,336
                1,500 Becton, Dickinson and Co.                                                             111,150
                2,800 Covidien PLC (U.S. Shares)                                                            112,532
                1,000 Johnson & Johnson                                                                      61,960
                1,100 West Pharmaceutical Services, Inc.                                                     37,741
                                                                                                            399,719
Metal - Copper -- 0.5%
                1,300 Freeport-McMoRan Copper & Gold, Inc. - Class B                                        111,007
Metal Processors and Fabricators -- 0.2%
                1,300 Kaydon Corp.                                                                           44,980
Multi-Line Insurance -- 0.5%
                3,800 Allstate Corp.                                                                        119,890
Multimedia -- 0.3%
                1,900 Time Warner, Inc.                                                                      58,235
Non-Hazardous Waste Disposal -- 0.4%
                3,100 Republic Services, Inc.                                                                94,519
Office Automation and Equipment -- 0.4%
                4,000 Pitney Bowes, Inc.                                                                     85,520
Oil - Field Services -- 0.4%
                1,400 Schlumberger, Ltd. (U.S. Shares)                                                       86,254
Oil Companies - Exploration and Production -- 2.3%
                2,000 Devon Energy Corp.                                                                    129,480
                3,800 EQT Corp.                                                                             137,028
                1,500 Noble Energy, Inc.                                                                    112,635
                2,000 Occidental Petroleum Corp.                                                            156,600
                                                                                                            535,743
Oil Companies - Integrated -- 1.9%
                2,300 Chevron Corp.                                                                         186,415
                2,000 ConocoPhillips                                                                        114,860
                2,000 Exxon Mobil Corp.                                                                     123,580
                                                                                                            424,855
Paper and Related Products -- 0.8%
                7,500 Glatfelter                                                                             91,200
                2,000 Rayonier, Inc.                                                                        100,240
                                                                                                            191,440
Pipelines -- 0.4%
                4,500 Spectra Energy Corp.                                                                  101,475
Property and Casualty Insurance -- 0.9%
                2,100 Chubb Corp.                                                                           119,679
                1,600 Travelers Cos., Inc.                                                                   83,360
                                                                                                            203,039
Reinsurance -- 0.9%
                1,000 Everest Re Group, Ltd.                                                                 86,470
                1,500 PartnerRe, Ltd.                                                                       120,270
                                                                                                            206,740
REIT - Apartments -- 0.2%
                  500 Avalonbay Communities, Inc.                                                            51,965
REIT - Health Care -- 0.2%
                1,300 Nationwide Health Properties, Inc.                                                     50,271
REIT - Mortgage -- 0.5%
                2,900 Annaly Mortgage Management, Inc.                                                       51,040
                3,900 Redwood Trust, Inc.                                                                    56,394
                                                                                                            107,434
REIT - Office Property -- 0.7%
                2,800 BioMed Realty Trust, Inc.                                                              50,176
                2,600 Government Properties Income Trust                                                     69,420
                1,200 Mack-Cali Realty Corp.                                                                 39,252
                                                                                                            158,848
REIT - Regional Malls -- 0.1%
                  700 Taubman Centers, Inc.                                                                  31,227
REIT - Warehouse and Industrial -- 0.2%
                1,700 AMB Property Corp.                                                                     44,999
Retail - Apparel and Shoe -- 0.4%
                2,500 American Eagle Outfitters, Inc.                                                        37,400
                3,500 Gap, Inc.                                                                              65,240
                                                                                                            102,640
Retail - Discount -- 1.1%
                2,200 Target Corp.                                                                          117,568
                2,400 Wal-Mart Stores, Inc.                                                                 128,448
                                                                                                            246,016
Retail - Drug Store -- 0.3%
                1,800 Walgreen Co.                                                                           60,300
Retail - Major Department Stores -- 0.5%
                4,000 JC Penney Co., Inc.                                                                   108,720
Retail - Restaurants -- 0.6%
                3,200 Bob Evans Farms                                                                        89,824
                  500 McDonald's Corp.                                                                       37,255
                                                                                                            127,079
Savings/Loan/Thrifts -- 1.1%
               16,500 First Niagara Financial Group, Inc.                                                   192,225
                4,700 Provident Financial Services, Inc.                                                     58,092
                                                                                                            250,317
Semiconductor Equipment -- 0.8%
               15,000 Applied Materials, Inc.                                                               175,200
Super-Regional Banks -- 1.4%
                1,600 PNC Financial Services Group, Inc.                                                     83,056
                3,000 U.S. Bancorp                                                                           64,860
                6,500 Wells Fargo & Co.                                                                     163,345
                                                                                                            311,261
Telephone - Integrated -- 1.9%
               12,900 AT&T, Inc.**                                                                          368,940
                1,500 CenturyTel, Inc.                                                                       59,190
                                                                                                            428,130
Tobacco -- 1.1%
                4,500 Altria Group, Inc.                                                                    108,090
                2,700 Philip Morris International, Inc.                                                     151,254
                                                                                                            259,344
Tools - Hand Held -- 0.2%
                1,100 Snap-On, Inc.                                                                          51,161
Toys -- 0.2%
                2,300 Mattel, Inc.                                                                           53,958
Transportation - Railroad -- 0.3%
                1,000 Norfolk Southern Corp.                                                                 59,510
Transportation - Services -- 0.3%
                1,100 United Parcel Service, Inc. - Class B                                                  73,359
Wireless Equipment -- 0.2%
                  900 QUALCOMM, Inc.                                                                         40,608
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $11,238,446)                                                                   11,622,126
--------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 33.0 %
Agricultural Chemicals -- 0.2%
             $ 50,000 Phibro Animal Health Corp. (144A)
                      9.2500%, 7/1/18                                                                        51,750
Apparel Manufacturers -- 0.5%
              100,000 Levi Strauss & Co.
                      7.6250%, 5/15/20                                                                      103,750
Automotive - Truck Parts and Equipment - Original -- 0.3%
               50,000 American Axle & Manufacturing Holdings, Inc.(144A)
                      9.2500%, 1/15/17                                                                       54,750
               21,000 BorgWarner, Inc.
                      4.6250%, 9/15/20                                                                       21,326
                                                                                                             76,076
Automotive - Cars and Light Trucks -- 1.0%
               50,000 Daimler Finance North America LLC
                      6.5000%, 11/15/13                                                                      57,191
              150,000 Ford Motor Co.
                      7.4500%, 7/16/31                                                                      156,375
                7,000 Hyundai Capital America(144A)
                      3.7500%, 4/6/16                                                                         7,049
                                                                                                            220,615
Brewery -- 0.5%
               50,000 Anheuser-Busch InBev Worldwide, Inc.(144A)
                      7.2000%, 1/15/14                                                                       58,263
               50,000 Anheuser-Busch InBev Worldwide, Inc.(144A)
                      7.7500%, 1/15/19                                                                       64,861
                                                                                                            123,124
Building and Construction Products - Miscellaneous -- 0.3%
               50,000 Owens Corning
                      9.0000%, 6/15/19                                                                       59,145
Building Products - Cement and Aggregate -- 0.2%
               23,000 CRH America, Inc.
                      8.1250%, 7/15/18                                                                       27,734
               25,000 Holcim U.S. Finance (U.S. Shares)(144A)
                      6.0000%, 12/30/19                                                                      27,279
                                                                                                             55,013
Cable Television -- 1.0%
               50,000 Comcast Corp.
                      5.1500%, 3/1/20                                                                        54,645
               50,000 Comcast Corp.
                      6.5500%, 7/1/39                                                                        56,601
               50,000 Comcast Corp.
                      6.4000%, 3/1/40                                                                        55,592
               50,000 COX Communications, Inc.(144A)
                      6.2500%, 6/1/18                                                                        57,645
                                                                                                            224,483
Cellular Telecommunications -- 0.2%
               50,000 Sprint Nextel Corp.
                      8.3750%, 8/15/17                                                                       54,250
Chemicals - Diversified -- 0.6%
               50,000 Dow Chemical Co.
                      7.6000%, 5/15/14                                                                       58,402
               58,000 Dow Chemical Co.
                      8.5500%, 5/15/19                                                                       73,236
                                                                                                            131,638
Coal -- 0%
                7,000 Peabody Energy Corp.
                      6.5000%, 9/15/20                                                                        7,534
Commercial Banks -- 2.0%
               50,000 CIT Group, Inc.
                      7.0000%, 5/1/13                                                                        50,250
               50,000 CIT Group, Inc.
                      7.0000%, 5/1/15                                                                        49,625
              100,000 CIT Group, Inc.
                      7.0000%, 5/1/17                                                                        97,875
              100,000 Regions Financial Corp.
                      4.8750%, 4/26/13                                                                      101,218
               72,000 Royal Bank of Scotland PLC
                      3.9500%, 9/21/15                                                                       72,752
               22,000 SVB Financial Group
                      5.3750%, 9/15/20                                                                       22,347
               50,000 Zions BanCorporation
                      7.7500%, 9/23/14                                                                       52,980
                                                                                                            447,047
Computer Services -- 0.3%
               60,000 Affiliated Computer Services, Inc.
                      5.2000%, 6/1/15                                                                        65,266
Data Processing and Management -- 0.8%
              100,000 First Data Corp.
                      11.2500%, 3/31/16                                                                      72,000
               37,000 Fiserv, Inc.
                      3.1250%, 10/1/15                                                                       37,554
               66,000 Fiserv, Inc.
                      4.6250%, 10/1/20                                                                       66,709
                                                                                                            176,263
Dialysis Centers -- 0.1%
               25,000 DaVita, Inc.
                      7.2500%, 3/15/15                                                                       25,953
Diversified Banking Institutions -- 3.4%
               75,000 Bank of America Corp.
                      5.6250%, 7/1/20                                                                        79,252
               50,000 Citigroup, Inc.
                      5.6250%, 8/27/12                                                                       52,846
               60,000 Citigroup, Inc.
                      4.7500%, 5/19/15                                                                       63,126
              101,000 Citigroup, Inc.
                      5.3750%, 8/9/20                                                                       104,498
              100,000 GMAC, Inc.
                      6.8750%, 9/15/11                                                                      103,125
              125,000 GMAC, Inc.
                      8.0000%, 11/1/31                                                                      134,062
               75,000 Goldman Sachs
                      6.0000%, 6/15/20                                                                       82,492
               50,000 JPMorgan Chase & Co.
                      6.0000%, 1/15/18                                                                       57,099
               25,000 JPMorgan Chase & Co.
                      4.4000%, 7/22/20                                                                       25,603
               75,000 Morgan Stanley
                      5.6250%, 9/23/19                                                                       78,086
                                                                                                            780,189
Diversified Financial Services -- 1.4%
               50,000 General Electric Capital Corp.
                      4.8000%, 5/1/13                                                                        53,969
               50,000 General Electric Capital Corp.
                      6.0000%, 8/7/19                                                                        56,259
              150,000 General Electric Capital Corp.
                      5.5000%, 1/8/20                                                                       164,086
               48,000 General Electric Capital Corp.
                      6.8750%, 1/10/39                                                                       55,123
                                                                                                            329,437
Diversified Minerals -- 0.2%
                9,000 Teck Resources, Ltd.
                      10.2500%, 5/15/16                                                                      10,935
               18,000 Vale Overseas, Ltd.
                      4.6250%, 9/15/20                                                                       18,591
               15,000 Vale Overseas, Ltd.
                      6.8750%, 11/10/39                                                                      17,190
                                                                                                             46,716
Electric - Integrated -- 0.7%
               22,000 CMS Energy Corp.
                      8.5000%, 4/15/11                                                                       22,698
               32,000 CMS Energy Corp.
                      4.2500%, 9/30/15                                                                       32,276
              100,000 Xcel Energy, Inc.
                      4.7000%, 5/15/20                                                                      108,723
                                                                                                            163,697
Electronic Components - Semiconductors -- 0.4%
               50,000 Advanced Micro Devices, Inc.
                      8.1250%, 12/15/17                                                                      52,750
               31,000 National Semiconductor Corp.
                      6.6000%, 6/15/17                                                                       36,135
                                                                                                             88,885
Electronic Measuring Instruments -- 0.3%
               60,000 Agilent Technologies, Inc.(144A)
                      2.5000%, 7/15/13                                                                       61,210
Electronics - Military -- 0.5% 100,000 L-3 Communications Corp.
                      6.3750%, 10/15/15                                                                     103,125
Finance - Auto Loans -- 0.2%
               50,000 Ford Motor Credit Co. LLC
                      7.2500%, 10/25/11                                                                      52,487
Finance - Credit Card -- 0.5%
               50,000 American Express Co.
                      7.3000%, 8/20/13                                                                       57,471
               50,000 American Express Co. +
                      6.8000%, 9/1/66                                                                        50,000
                                                                                                            107,471
Finance - Investment Bankers/Brokers -- 0.6%
               50,000 Charles Schwab Corp.
                      4.4500%, 7/22/20                                                                       52,260
               21,000 Lazard Group LLC
                      7.1250%, 5/15/15                                                                       22,910
               50,000 Schwab Capital Trust I +
                      7.5000%, 11/15/37                                                                      51,236
                                                                                                            126,406
Food - Meat Products -- 0.7%
               50,000 Smithfield Foods, Inc.
                      7.0000%, 8/1/11                                                                        51,500
              100,000 Tyson Foods, Inc.
                      7.3500%, 4/1/16                                                                       110,625
                                                                                                            162,125
Food - Miscellaneous/Diversified -- 0.9%
               44,000 Corn Products
               International, Inc.
                      3.2000%, 11/1/15                                                                       44,847
               35,000 Corn Products International, Inc.
                      6.6250%, 4/15/37                                                                       38,231
               50,000 Kraft Foods, Inc.
                      5.3750%, 2/10/20                                                                       55,852
               50,000 Kraft Foods, Inc.
                      6.5000%, 2/9/40                                                                        58,543
                                                                                                            197,473
Gambling - Non-Hotel -- 0.2%
               50,000 Jacobs Entertainment, Inc.
                      9.7500%, 6/15/14                                                                       45,750
Hotels and Motels -- 0.9%
               18,000 Hyatt Hotels Corp.(144A)
                      5.7500%, 8/15/15                                                                       19,411
               50,000 Hyatt Hotels Corp.(144A)
                      6.8750%, 8/15/19                                                                       55,619
               50,000 Starwood Hotels & Resorts Worldwide, Inc.
                      6.7500%, 5/15/18                                                                       53,750
               50,000 Starwood Hotels & Resorts Worldwide, Inc.
                      7.1500%, 12/1/19                                                                       54,250
               28,000 Wyndham Worldwide
                      5.7500%, 2/1/18                                                                        28,089
                                                                                                            211,119
Investment Management and Advisory Services -- 0.5%
               50,000 Ameriprise Financial, Inc.
                      5.3000%, 3/15/20                                                                       55,243
               50,000 Ameriprise Financial, Inc. +
                      7.5180%, 6/1/66                                                                        49,750
                                                                                                            104,993
Medical - Drugs -- 0.4%
               25,000 Abbott Laboratories
                      4.1250%, 5/27/20                                                                       27,208
               50,000 Abbott Laboratories
                      5.3000%, 5/27/40                                                                       54,263
                                                                                                             81,471
Medical - Hospitals -- 0.7%
               50,000 HCA, Inc.
                      9.2500%, 11/15/16                                                                      54,125
              100,000 HCA, Inc.
                      7.2500%, 9/15/20                                                                      107,000
                                                                                                            161,125
Metal - Copper -- 0.2%
               50,000 Freeport-McMoRan Copper & Gold, Inc.
                      8.3750%, 4/1/17                                                                        55,813
Metal - Iron -- 0.2%
               15,000 Cliffs Natural Resources
                      4.8000%, 10/1/20                                                                       15,226
               30,000 Cliffs Natural Resources
                      6.2500%, 10/1/40                                                                       29,677
                                                                                                             44,903
Multi-Line Insurance -- 0.7%
               50,000 MetLife, Inc.
                      7.7170%, 2/15/19                                                                       63,635
              100,000 MetLife, Inc.
                      4.7500%, 2/8/21                                                                       106,090
                                                                                                            169,725
Multimedia -- 0.5%
               49,000 NBC Universal(144A)
                      2.8750%, 4/1/16                                                                        49,010
               35,000 NBC Universal(144A)
                      4.3750%, 4/1/21                                                                        35,426
               28,000 NBC Universal(144A)
                      5.9500%, 4/1/41                                                                        28,801
                                                                                                            113,237
Oil and Gas Drilling -- 0.1%
               29,000 Nabors Industries, Inc.(144A)
                      5.0000%, 9/15/20                                                                       29,293
Oil Companies - Exploration and Production -- 0.5%
               50,000 Forest Oil Corp.
                      8.0000%, 12/15/11                                                                      52,875
               50,000 Forest Oil Corp.
                      8.5000%, 2/15/14                                                                       54,625
                                                                                                            107,500
Oil Companies - Integrated -- 0.4%
               60,000 BP Capital Markets PLC
                      3.1250%, 10/1/15                                                                       60,315
               28,000 BP Capital Markets PLC
                      4.5000%, 10/1/20                                                                       28,633
                                                                                                             88,948
Oil Refining and Marketing -- 0.4%
               50,000 Motiva Enterprises LLC(144A)
                      5.7500%, 1/15/20                                                                       57,187
               41,000 NuStar Logistics L.P.
                      4.8000%, 9/1/20                                                                        41,415
                                                                                                             98,602
Pipelines -- 1.7%
               50,000 Crosstex Energy Finance Corp
                      8.8750%, 2/15/18                                                                       52,375
               37,000 DCP Midstream Operating
                      3.2500%, 10/1/15                                                                       37,151
               50,000 El Paso Pipeline Partners Operating Co. LLC
                      6.5000%, 4/1/20                                                                        53,976
               19,000 Energy Transfer Equity
                      7.5000%, 10/15/20                                                                      19,998
               50,000 Kinder Morgan Energy Partners L.P.
                      5.9500%, 2/15/18                                                                       56,469
               50,000 Kinder Morgan Finance Co. ULC
                      5.7000%, 1/5/16                                                                        51,562
               50,000 Plains All American Pipeline L.P.
                      3.9500%, 9/15/15                                                                       52,448
               72,000 Trans-Canada Pipelines
                      3.8000%, 10/1/20                                                                       73,582
                                                                                                            397,561
Publishing - Newspapers -- 0%
                6,000 Gannett Co.(144A)
                      6.3750%, 9/1/15                                                                         5,933
Radio -- 0.2%
               50,000 Sirius XM Radio, Inc.(144A)
                      8.7500%, 4/1/15                                                                        53,125
REIT - Apartments -- 0.1%
               29,000 BRE Properties, Inc.
                      5.2000%, 3/15/21                                                                       29,531
REIT - Health Care -- 0.1%
               15,000 Ventas Capital Corp.
                      6.5000%, 6/1/16                                                                        15,655
                3,000 Ventas Capital Corp.
                      6.7500%, 4/1/17                                                                         3,120
                                                                                                             18,775
REIT - Hotels -- 0.2%
               50,000 Host Hotels & Resorts L.P.
                      7.1250%, 11/1/13                                                                       50,875
Resorts and Theme Parks -- 0.2%
               50,000 Vail Resorts, Inc.
                      6.7500%, 2/15/14                                                                       51,063
Retail - Apparel and Shoe -- 1.6%
               50,000 Burlington Coat Factory Warehouse Corp.
                      11.1250%, 4/15/14                                                                      52,250
              100,000 Limited Brands, Inc.
                      6.9000%, 7/15/17                                                                      106,000
               50,000 Limited Brands, Inc.
                      7.0000%, 5/1/20                                                                        54,000
              150,000 Phillips-Van Heusen Corp.
                      7.3750%, 5/15/20                                                                      158,063
                                                                                                            370,313
Retail - Auto Parts -- 0.3%
               60,000 Advance Auto Parts, Inc.
                      5.7500%, 5/1/20                                                                        64,713
Retail - Major Department Stores -- 0.2%
               50,000 JC Penney Co., Inc.
                      5.6500%, 6/1/20                                                                        50,938
Retail - Propane Distribution -- 0.2%
               50,000 Amerigas Partners L.P.
                      7.2500%, 5/20/15                                                                       51,750
Retail - Regional Department Stores -- 0.7%
               50,000 JC Penney Corp., Inc.
                      6.3750%, 10/15/36                                                                      48,250
               50,000 Macy's Retail Holdings, Inc.
                      5.9000%, 12/1/16                                                                       53,250
               50,000 Macy's Retail Holdings, Inc.
                      6.9000%, 4/1/29                                                                        50,625
                                                                                                            152,125
Retail - Toy Store -- 0.2%
               50,000 Toys R Us Property Co LLC(144A)
                      8.5000%, 12/1/17                                                                       52,875
Super-Regional Banks -- 0.3%
               12,000 Comerica, Inc.
                      3.0000%, 9/16/15                                                                       12,145
               50,000 PNC Funding Corp.
                      5.1250%, 2/8/20                                                                        54,129
                                                                                                             66,274
Telecommunication Equipment - Fiber Optics -- 0.1%
               21,000 Corning, Inc.
                      5.7500%, 8/15/40                                                                       22,276
Telecommunication Services -- 0.7%
               50,000 Clearwire Communications LLC(144A)
                      12.0000%, 12/1/15                                                                      53,875
              100,000 Virgin Media Secured Finance PLC
                      6.5000%, 1/15/18                                                                      105,500
                                                                                                            159,375
Telephone - Integrated -- 1.3%
               50,000 Qwest Communications International, Inc.
                      7.5000%, 2/15/14                                                                       51,000
              105,000 Qwest Communications International, Inc.(144A)
                      7.1250%, 4/1/18                                                                       110,250
              100,000 Sprint Capital Corp.
                      7.6250%, 1/30/11                                                                      101,625
               25,000 Sprint Capital Corp.
                      8.3750%, 3/15/12                                                                       26,750
                                                                                                            289,625
Television -- 0.2%
               50,000 Belo, Corp.
                      8.0000%, 11/15/16                                                                      53,438
Toys -- 0.2%
                8,000 Mattel, Inc.
                      4.3500%, 10/1/20                                                                        8,084
               26,000 Mattel, Inc.
                      6.2000%, 10/1/40                                                                       26,391
                                                                                                             34,475
Transportation - Railroad -- 0.5%
              100,000 Kansas City Southern de Mexico S.A. de CV(144A)
                      8.0000%, 2/1/18                                                                       107,500
Transportation - Services -- 0.3%
               57,000 Asciano Finance(144A)
                      4.6250%, 9/23/20                                                                       57,489
               15,000 Ryder System, Inc.
                      3.6000%, 3/1/16                                                                        15,230
                                                                                                             72,719
Transportation - Truck -- 0.2%
               55,000 JB Hunt Transportation Services
                      3.3750%, 9/15/15                                                                       55,211
--------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $7,423,631)                                                                   7,564,077
--------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.1 %
                  525 Citigroup Capital, 7.8750% (cost $13,125)                                              13,125
--------------------------------------------------------------------------------------------------------------------
U.S Treasury Notes/Bonds -- 11.0%
               U.S. Treasury Note/Bond:
               50,000   0.8750%, 3/31/11                                                                     50,164
              100,000   0.8750%, 5/31/11                                                                    100,437
              100,000   1.1250%, 6/30/11                                                                    100,656
              100,000   1.0000%, 10/31/11                                                                   100,746
              100,000   1.1250%, 1/15/12                                                                    101,031
              100,000   4.6250%, 2/29/12                                                                    106,055
              100,000   1.3750%, 5/15/12                                                                    101,621
               50,000   1.5000%, 7/15/12                                                                     51,012
               50,000   0.6250%, 7/31/12                                                                     50,209
               95,000   0.3750%, 8/31/12                                                                     94,930
              100,000   1.3750%, 1/15/13                                                                    101,977
              100,000   1.3750%, 2/15/13                                                                    102,008
               50,000   1.7500%, 4/15/13                                                                     51,511
               50,000   1.0000%, 7/15/13                                                                     50,547
               70,000   0.7500%, 8/15/13                                                                     70,262
              100,000   2.7500%, 10/31/13                                                                   106,344
              150,000   1.8750%, 2/28/14                                                                    155,496
               50,000   1.7500%, 3/31/14                                                                     51,625
              100,000   2.2500%, 5/31/14                                                                    105,078
               50,000   2.6250%, 7/31/14                                                                     53,227
              150,000   2.3750%, 8/31/14                                                                    158,262
              100,000   2.3750%, 9/30/14                                                                    105,547
              100,000   2.6250%, 12/31/14                                                                   106,523
               25,000   1.8750%, 6/30/15                                                                     25,762
              150,000   3.3750%, 11/15/19                                                                   161,590
               10,000   3.6250%, 2/15/20                                                                     10,968
               54,000   2.6250%, 8/15/20                                                                     54,506
               55,000   5.2500%, 2/15/29                                                                     69,506
               28,000   4.3750%, 11/15/39                                                                    31,413
               55,000   4.6250%, 2/15/40                                                                     64,264
               24,000   3.8750%, 8/15/40                                                                     24,810
--------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $2,491,086)                                                         2,518,087
--------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note -- 0.1 %
                      State of California Build America Bonds - Variable Purpose, 7.5500%,
               25,000 4/1/39 (cost $27,669)                                                                  27,188
--------------------------------------------------------------------------------------------------------------------
Money Market -- 4.8 %
            1,113,315 Janus Cash Liquidity Fund LLC, 0%  (cost $1,113,315)                                1,113,315
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $22,405,119) - 100%                                                      $ 22,955,783
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)

September 30, 2010 (unaudited)
                                              % of Investment
Country                                 Value      Securities
-------------------------------------------------------------
Australia                              57,489            0.2%
Bermuda                               315,013            1.4%
Canada                                136,079            0.6%
Cayman Islands                         35,781            0.2%
Ireland                               155,022            0.7%
Luxembourg                             27,279            0.1%
Mexico                                107,500            0.5%
Netherlands Antilles                   86,254            0.4%
Switzerland                           338,859            1.5%
United Kingdom                        556,412            2.4%
United States++                    21,037,022           92.0%
-------------------------------------------------------------
Total                         $    21,140,095          100.0%
-------------------------------------------------------------

++ Includes Cash Equivalents (87.1% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

144A Securities sold under rule 144a of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR            American Depositary Receipt

PLC            Public Limited Company

REIT           Real Estate Investment Trust

ULC            Unlimited Liability Company

U.S.Shares     Securities of foreign companies trading on an American Stock
               Exchange.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***            Rate is subject to change. Rate shown reflects current rate.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of
September 30, 2010)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Value Plus Income Fund
Bank Loan                                              $-                $97,865                $-
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Common Stock
---------------------------------------------------------------------------------------------------
Cellular Telecommunications                             -                281,705                 -
---------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                  248,319                110,580                 -
---------------------------------------------------------------------------------------------------
Medical - Drugs                                   491,770                137,464                 -
---------------------------------------------------------------------------------------------------
All Other                                      10,352,288                      -                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Corporate Bonds                                         -              7,564,077                 -
---------------------------------------------------------------------------------------------------
Preferred Stock                                         -                 13,125                 -
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                               -              2,518,087                 -
---------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand
Notes                                                   -                 27,188                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Money Market                                            -              1,113,315                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investments in Securities               $11,092,377           $ 11,863,406               $ -
---------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of September 30, 2010 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Perkins Value Plus Income Fund                                         $200,200

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Conservative Allocation Fund (formerly named Janus Smart Portfolio - Conservative), Janus Dynamic Allocation Fund (formerly named Janus Modular Portfolio Construction(R) Fund), Janus Flexible Bond Fund, Janus Government Money Market Fund, Janus Growth Allocation Fund (formerly named Janus Smart Portfolio - Growth), Janus High-Yield Fund, Janus Moderate Allocation Fund (formerly named Janus Smart Portfolio - Moderate), Janus Money Market Fund, Janus Short-Term Bond Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the "Funds" and individually, a "Fund"). Janus Conservative Allocation Fund, Janus Growth Allocation Fund, Janus Moderate Allocation Fund, and Janus Dynamic Allocation Fund (the "Asset Allocation Funds") each operate as a "fund of funds," meaning substantially all of the Asset Allocation Funds' assets will be invested in other Janus funds (the "underlying funds"). The Funds are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. Seventeen funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter ("OTC") markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the "Money Market Funds") are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds, except the Asset Allocation Funds, do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2010. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2010, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Funds' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to equity risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange.
Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

      o Counterparty Risk - Counterparty risk is the risk that the counterparty or a third party will not fulfill its obligation to a Fund.

      o Credit Risk - Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

      o Currency Risk - Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      o Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

      o Index Risk - If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

      o Interest Rate Risk - Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund's NAV to likewise decrease, and vice versa.

      o Leverage Risk - Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      o Liquidity Risk - Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Equity-Linked Structured Notes

The Funds, except INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, and INTECH Risk-Managed Value Fund (the "Risk-Managed Funds"), the Asset Allocation Funds and the Money Market Funds, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the equity risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds, except the Asset Allocation Funds, the Money Market Funds and the Risk-Managed Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds, except the Money Market Funds, may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds, except the Risk-Managed Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the three-month period ended September 30, 2010 is indicated in the table below:

                                                   Number of         Premiums
Put Options                                        Contracts         Received
Perkins Mid Cap Value Fund
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                116,956         $33,659,301
Options written                                      60,022          12,392,964
Options closed                                      (35,185)        (16,376,360)
Options expired                                           -                   -
Options exercised                                         -                   -
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010           141,793        $ 29,675,905
--------------------------------------------------------------------------------

Other Options

In addition to the option strategies described above, the Funds, except the Money Market Funds and the Risk-Managed Funds, may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets, others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of a Fund's net assets, when combined with all other illiquid investments of a Fund. The Funds may use exotic options to the extent that they are consistent with the Funds' investment objectives and investment policies, and applicable regulations.

The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options or other spread options.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds, except the Money Market Funds and the Risk-Managed Funds, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default (funded and unfunded), dividend, equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Funds gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds adopted the provisions for "Derivatives and Hedging," which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements.

Additional Investment Risk

Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund (the "Bond Funds"), and certain underlying funds of the Asset Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default of loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

The Bond Funds and certain underlying funds of the Asset Allocation Funds may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended September 30, 2010 are indicated in the table below:

Fund                                Average Monthly Value            Rates
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                    $8,169,992         3.0100% - 5.2500%
Janus High-Yield Fund                      $45,062,661        2.0700% - 11.0000%
Janus Short-Term Bond Fund                 $64,933,223         0.1488% - 7.8512%
Perkins Value Plus Income Fund                 $64,660                        0%
--------------------------------------------------------------------------------

Borrowing

An underlying fund, Janus Long/Short Fund, of the Asset Allocation Funds may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Long/Short Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Long/Short Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Long/Short Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Long/Short Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Long/Short Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Long/Short Fund's agreement with its lender, the NAV per share of Janus Long/Short Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Long/Short Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Long/Short Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Long/Short Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Long/Short Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balances are invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds, except the Money Market Funds and the Risk-Managed Funds, may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Fund's total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

The Bond Funds and certain underlying funds, particularly Janus Balanced Fund and Janus Long/Short Fund, of the Asset Allocation Funds, may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds and underlying funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds, except the Asset Allocation Funds and the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Funds may not experience similar performance as their assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae's and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA's conservatorship will have on Fannie Mae's and Freddie Mac's debt and equities is unclear. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds' yield and the Funds' return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds' sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

The Bond Funds and certain underlying funds, particularly Janus Global Real Estate Fund and Janus Long/Short Fund, of the Asset Allocation Funds, may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds and underlying funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds and underlying funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the Funds and underlying funds.

The Funds' and underlying funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds and underlying funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Funds' and underlying funds' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds and underlying funds are required to purchase may decline below the agreed upon repurchase price.
Repurchase Agreements

Repurchase agreements held by a Fund, as applicable, are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

The Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, sovereign debt, convertible securities, foreign currency, and bank letters of credit, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to Deutsche Bank AG (the "Lending Agent"). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable).

The Funds did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

The Bond Funds and certain underlying funds, particularly Janus Balanced Fund, Janus Global Real Estate Fund and Janus Long/Short Fund, of the Asset Allocation Funds, may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds and underlying funds, normally 15 to 45 days later. Beginning on the date the Funds and underlying funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds, except the Asset Allocation Funds, the Money Market Funds, and the Risk-Managed Funds, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except the Asset Allocation Funds, the Money Market Funds, and the Risk-Managed Funds, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

When-Issued Securities

The Funds, except the Asset Allocation Funds, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2010 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

-----------------------------------------------------------------------------------------------------------
                Fund                   Federal Tax      Unrealized      Unrealized     Net Appreciation/
                                          Cost         Appreciation    (Depreciation)    (Depreciation)
-----------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Core Fund          $250,231,042       $34,403,722   $(2,871,849)           $31,531,873
-----------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Growth Fund         315,117,914        49,872,083    (4,598,913)            45,273,170
-----------------------------------------------------------------------------------------------------------
INTECH Risk-Managed International         6,144,465         1,008,671       (51,996)               956,675
Fund
-----------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Value Fund           71,616,563         8,645,677    (1,311,766)             7,333,911
-----------------------------------------------------------------------------------------------------------
Janus Conservative Allocation           155,336,687        14,980,271    (1,634,955)            13,345,316
Fund(1)
-----------------------------------------------------------------------------------------------------------
Janus Dynamic Allocation Fund(2)          6,594,423           892,558       (12,757)               879,801
-----------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund              3,023,520,792       147,169,062      (621,555)           146,547,507
-----------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund      215,030,158                 -              -                     -
-----------------------------------------------------------------------------------------------------------
Janus Growth Allocation Fund(3)         202,993,457        21,504,647    (6,555,440)            14,949,207
-----------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                 1,386,964,001       106,158,107    (4,610,011)           101,548,096
-----------------------------------------------------------------------------------------------------------
Janus Moderate Allocation Fund(4)       199,283,527        21,411,643    (3,307,936)            18,103,707
-----------------------------------------------------------------------------------------------------------
Janus Money Market Fund               1,371,222,621                 -              -                     -
-----------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund            2,767,509,135        58,117,944      (747,851)            57,370,093
-----------------------------------------------------------------------------------------------------------
Perkins Large Cap Value Fund             78,584,054         6,375,175    (1,526,143)             4,849,032
-----------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund            11,584,865,702    1,524,433,893  (367,263,006)         1,157,170,887
-----------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund          2,642,064,668       281,387,519   (83,024,688)           198,362,831
-----------------------------------------------------------------------------------------------------------
Perkins Value Plus Income Fund           22,409,915           697,768      (151,900)               545,868
-----------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Smart Portfolio - Conservative.
(2)   Formerly named Janus Modular Portfolio Construction(R) Fund
(3)   Formerly named Janus Smart Portfolio - Growth.
(4)   Formerly named Janus Smart Portfolio - Moderate.

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus
Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended September 30, 2010, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                             Purchases            Sales         Dividend          Value
                                            Shares/Cost        Shares/Cost       Income        at 9/30/10
-------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
INTECH Risk-Managed Core Fund              $     7,957,194   $    (7,333,194)    $     239     $   1,073,000
INTECH Risk-Managed Growth Fund                 29,687,000       (28,848,000)        1,271           839,000
INTECH Risk-Managed International Fund             221,017          (279,017)           18                 -
INTECH Risk-Managed Value Fund                   1,281,240        (1,264,000)          245           499,459
Janus Flexible Bond Fund                       671,422,370      (706,862,000)       84,126        84,840,261
Janus High-Yield Fund                          279,069,459      (274,681,000)            -        61,040,788
Janus Short-Term Bond Fund                     551,636,194      (510,137,000)            -        98,933,005
Perkins Value Plus Income Fund                   8,641,315        (7,528,000)            -         1,113,315
-------------------------------------------------------------------------------------------------------------
                                           $ 1,549,915,789   $(1,536,932,211)    $  85,899     $ 248,338,828
-------------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

The Asset Allocation Funds may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended September 30, 2010, the following Funds had the following affiliated purchases and sales:

                                                     Purchases                Sales              Realized   Dividend       Value
                                                 Shares       Cost       Shares      Cost       Gain/Loss    Income     at 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Conservative Allocation Fund(1)
INTECH Risk-Managed Growth Fund - Class I Shares   54,492  $   604,115   (1,449)   $  (17,253)  $ (1,119)        $ -    $ 8,610,147
INTECH Risk-Managed Value Fund - Class I Shares   100,169      845,761   (2,671)      (24,517)    (1,929)          -     12,106,919
Janus Contrarian Fund - Class I Shares                  -            -        -             -          -           -        560,000
Janus Flexible Bond Fund - Class I Shares         646,562    7,017,261  (15,496)     (164,129)      3,665    711,886     86,898,437
Janus Fund - Class I Shares                         9,418      241,646     (251)       (6,939)      (485)          -      2,624,972
Janus Global Real Estate Fund - Class I Shares     13,916      120,823     (374)       (3,302)       (75)          -      1,556,080
Janus Global Select Fund - Class I Shares          11,783      120,823     (315)       (3,043)        184          -      3,112,399
Janus Growth and Income Fund- Class I Shares       13,885      380,656     (353)      (11,107)    (1,427)     18,187      6,151,423
Janus High-Yield Fund - Class I Shares             38,159      331,838     (744)       (6,105)        349     92,030      4,884,326
Janus International Equity Fund - Class I Shares   69,987      724,938   (1,875)      (20,434)    (1,073)          -     10,422,341
Janus Overseas Fund - Class I Shares                5,363      241,646     (143)       (6,635)      (182)          -      4,038,536
Janus Research Fund - Class I Shares               19,454      483,292     (519)      (13,943)    (1,036)          -      6,119,684
Janus Short-Term Bond Fund - Class I Shares       249,587      774,982   (6,237)      (19,141)        220     50,390      9,659,626
Janus Triton Fund - Class I Shares                 17,640      241,646     (472)       (6,508)       (55)          -      2,287,773
Perkins Large Cap Value Fund - Class I Shares      59,251      724,938   (1,578)      (20,972)    (1,612)          -      8,656,315
Perkins Small Cap Value Fund - Class I Shares       5,576      120,823     (148)       (3,494)      (267)          -        993,025
------------------------------------------------------------------------------------------------------------------------------------
                                                           $12,975,188             $ (327,522)   $(4,842)   $872,493   $168,682,003
====================================================================================================================================

(1)   Formerly named Janus Smart Portfolio - Conservative.

                                                             Purchases               Sales          Realized   Dividend    Value
                                                        Shares      Cost       Shares      Cost     Gain/Loss   Income   at 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Dynamic Allocation Fund(4)
INTECH Risk-Managed Growth Fund - Class I Shares            337   $  3,640     (1,160)  $ (12,720)  $    326   $     -  $  161,477
INTECH Risk-Managed International Fund - Class I Shares     553      3,640     (1,895)    (13,330)      (285)        -     161,828
INTECH Risk-Managed Value Fund - Class I Shares             568      4,639     (1,910)    (17,745)    (1,435)        -     202,259
Janus Cash Liquidity Fund LLC                           175,139    175,139   (239,000)   (239,000)         -         -     189,870
Janus Contrarian Fund - Class I Shares                    1,123     14,591     (4,585)    (54,949)     6,704         -     722,443
Janus Flexible Bond Fund - Class I Shares                 5,043     54,639    (18,196)   (185,226)    12,171    15,935   1,762,739
Janus Forty Fund - Class I Shares                           496     14,591     (1,720)    (55,944)    (3,291)        -     690,525
Janus Global Life Sciences Fund - Class I Shares            250      5,124     (2,083)    (41,331)     2,260         -     277,222
Janus Global Real Estate Fund - Class I Shares              185      1,548       (636)     (4,644)       931         -      84,594
Janus Global Select Fund - Class I Shares                 3,257     32,506     (3,312)    (31,736)     2,549         -     447,639
Janus High-Yield Fund - Class I Shares                    7,778     67,371     (1,596)    (12,810)     1,119     3,814     220,937
Janus International Equity Fund - Class I Shares          5,470     55,515     (3,667)    (35,794)     2,583         -     534,023
Janus Overseas Fund - Class I Shares                        335     14,591     (1,789)    (67,875)    12,778         -     758,025
Janus Research Core Fund - Class I Shares                   136      2,455     (2,872)    (45,342)     7,693         -      76,327
Janus Research Fund - Class I Shares                         52      1,238     (2,637)    (56,448)     7,598         -      78,579
Janus Triton Fund - Class I Shares                          356      4,766     (1,241)    (15,150)     2,103         -     258,094
Perkins Large Cap Value Fund - Class I Shares               122      1,455       (413)     (5,503)      (401)        -      50,343
Perkins Mid Cap Value Fund - Class I Shares                 443      8,630       (646)    (12,932)        86         -     157,508
Perkins Small Cap Value Fund - Class I Shares             2,149     45,465       (108)     (2,290)        73         -      45,836
------------------------------------------------------------------------------------------------------------------------------------
                                                                  $511,543              $(910,769)  $ 53,562   $19,749  $6,880,268
====================================================================================================================================

(4)   Formerly named Janus Modular Portfolio Construction(R) Fund

                                                        Purchases                Sales           Realized    Dividend      Value
                                                    Shares      Cost      Shares       Cost      Gain/Loss    Income     at 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth Allocation Fund(2)
INTECH Risk-Managed Growth Fund - Class I Shares     10,534  $  117,106   (36,117)  %(460,914)    $ 64,488      $   -  $ 13,194,494
INTECH Risk-Managed Value Fund - Class I Shares      23,042     195,177   (79,252)   (754,509)      93,798          -    22,341,453
Janus Contrarian Fund - Class I Shares                4,373      58,553   (15,027)   (202,744)       4,530          -     6,398,353
Janus Flexible Bond Fund - Class I Shares            62,789     682,760  (109,772) (1,129,727)     (59,553)   322,755    37,261,551
Janus Fund - Class I Shares                           2,276      58,553    (7,808)   (201,475)       3,262          -     6,366,384
Janus Global Real Estate Fund - Class I Shares        6,731      58,553   (23,195)   (179,588)     (18,625)         -     5,600,223
Janus Global Select Fund - Class I Shares             1,902      19,518    (6,535)    (64,886)      (1,185)         -     3,294,395
Janus Growth and Income Fund- Class I Shares          3,960     109,866    (9,765)   (306,291)      42,006     31,795    10,725,648
Janus High-Yield Fund - Class I Shares               12,812     111,685    (7,628)    (70,659)       4,588     94,023     4,833,487
Janus International Equity Fund - Class I Shares     33,882     351,319  (116,572) (1,293,114)     103,834          -    39,246,422
Janus Overseas Fund - Class I Shares                  3,898     175,659   (13,392)   (578,536)     (16,104)         -    20,483,544
Janus Research Fund - Class I Shares                  3,920      97,589   (13,474)   (342,274)      11,918          -    11,721,202
Janus Triton Fund - Class I Shares                    2,846      39,035    (9,785)   (131,370)        (772)         -     2,187,085
Janus Twenty Fund - Class I Shares                    1,676      97,589    (5,763)   (350,016)      19,661          -    10,869,337
Perkins Large Cap Value Fund - Class I Shares        12,726     156,142   (43,646)   (563,472)      34,903          -    15,039,941
Perkins Mid Cap Value Fund - Class I Shares         1,955      39,035    (6,697)   (133,755)       1,613          -     4,255,625
Perkins Small Cap Value Fund - Class I Shares         1,798      39,035    (6,161)   (131,206)        (936)         -     4,123,520
------------------------------------------------------------------------------------------------------------------------------------
                                                             $2,407,174           $(6,894,536)    $287,426   $448,573  $217,942,664
====================================================================================================================================

(2)   Formerly named Janus Smart Portfolio - Growth.

                                                       Purchases                Sales            Realized   Dividend     Value
                                                  Shares       Cost      Shares       Cost       Gain/Loss   Income    at 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Moderate Allocation Fund(3)
INTECH Risk-Managed Growth Fund - Class I Shares   26,379  $   293,490  (12,262)  $  (137,436)  $   (6,172) $      -   $ 10,393,606
INTECH Risk-Managed Value Fund - Class I Shares    62,454      528,281  (28,956)     (264,388)     (28,113)        -     19,983,745
Janus Flexible Bond Fund - Class I Shares         242,218    2,628,456  (82,149)     (857,162)      35,432   620,424     72,509,198
Janus Fund - Class I Shares                         6,846      176,094   (3,166)      (87,480)      (8,721)        -      6,364,621
Janus Global Real Estate Fund - Class I Shares     13,537      117,396   (6,211)      (52,386)         120         -      3,926,096
Janus Global Select Fund - Class I Shares           5,735       58,698   (2,646)      (25,865)         388         -      4,032,202
Janus Growth and Income Fund- Class I Shares        9,605      264,541   (3,964)     (109,400)      (4,388)   29,749     10,044,452
Janus High-Yield Fund - Class I Shares             15,108      131,552   (3,047)      (26,620)        (367)   73,549      3,856,123
Janus International Equity Fund - Class I Shares   56,762      586,979  (26,240)     (280,301)     (17,773)        -     22,312,566
Janus Overseas Fund - Class I Shares               10,422      469,583   (4,835)     (224,482)     (14,460)        -     18,857,418
Janus Research Fund - Class I Shares               11,787      293,490   (5,479)     (144,541)     (13,277)        -     10,444,440
Janus Short-Term Bond Fund - Class I Shares        89,872      279,040  (33,817)     (103,473)       1,538    44,127      8,271,566
Janus Triton Fund - Class I Shares                  8,563      117,396   (3,963)      (53,814)      (1,308)        -      2,861,865
Janus Twenty Fund - Class D Shares                  2,015      117,396     (942)      (60,878)      (8,373)        -      4,323,705
Perkins Large Cap Value Fund - Class I Shares      33,517      410,885  (15,490)     (205,176)     (21,406)        -     12,903,410
Perkins Small Cap Value Fund - Class I Shares       8,105      176,094   (3,745)      (86,898)      (8,139)        -      6,302,221
------------------------------------------------------------------------------------------------------------------------------------
                                                           $ 6,649,371            $(2,720,300)  $  (95,019) $767,849   $217,387,234
====================================================================================================================================

(3)   Formerly named Janus Smart Portfolio - Moderate.

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements and Disclosures" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depository Receipts (ADRs), Global Depository Receipts
(GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2010 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Significant Accounting Policies. Management believes applying this guidance does not have a material impact on the financial statements.

The Funds adopted FASB Accounting Standards Update "Fair Value
Measurements and Disclosures" (the "Update"). This Update applies to the Funds' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

--------------------------------------------------------------------------------
Fund                                        Transfers In         Transfers Out
                                         Level 1 to Level 2   Level 2 to Level 1
--------------------------------------------------------------------------------
INTECH Risk-Managed Growth Fund                   $      --        $      82,764
--------------------------------------------------------------------------------

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, "Fair Value Measurements and Disclosures." This Accounting Standards Update will enhance and clarify existing fair value measurement disclosures. The disclosures required are effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this Accounting Standards Update will have on the Portfolios' financial statement disclosures.

Subsequent Event

In May 2009, in accordance with FASB guidance, the Funds adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to September 30, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in this filing.


--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective (except as noted below) in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: November 29, 2010

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2010